UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

Morgan Stanley Variable Insurance Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2020

Item 1 - Report to Shareholders

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Core Plus Fixed Income Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19
Investment Advisory Agreement Approval	30
Liquidity Risk Management Program	32
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Expense Example

Core Plus Fixed Income Portfolio

As a shareholder of the Core Plus Fixed Income Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,038.00	$1,021.48	$3.45	$3.42	0.68%
Core Plus Fixed Income Portfolio Class II	1,000.00	1,036.40	1,020.24	4.71	4.67	0.93

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.1%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 12 Month USD LIBOR + 1.62%, 2.83%, 7/1/45	$150	$155
Federal National Mortgage Association, Conventional Pool:
12 Month USD LIBOR + 1.59%, 2.42%, 12/1/45	53	55
		210
Agency Fixed Rate Mortgages (16.6%)
Federal Home Loan Mortgage Corporation, Gold Pools: 3.50%, 1/1/44	595	644
4.00%, 12/1/41 - 10/1/44	741	806
5.41%, 7/1/37 - 8/1/37	20	22
5.44%, 1/1/37 - 6/1/38	50	55
5.46%, 5/1/37 - 1/1/38	53	57
5.48%, 8/1/37 - 10/1/37	47	52
5.50%, 8/1/37 - 4/1/38	72	81
5.52%, 10/1/37	5	6
5.62%, 12/1/36 - 8/1/37	60	66
6.00%, 8/1/37 - 5/1/38	18	20
6.50%, 9/1/32	11	12
7.50%, 5/1/35	29	35
8.00%, 8/1/32	19	22
8.50%, 8/1/31	23	29
Federal National Mortgage Association, Conventional Pools: 2.50%, 2/1/50	408	425
3.00%, 7/1/49	297	308
3.50%, 7/1/46 - 7/1/49	2,249	2,400
4.00%, 11/1/41 - 8/1/49	1,833	1,971
4.50%, 8/1/40 - 9/1/48	1,431	1,580
5.00%, 7/1/40	89	103
5.62%, 12/1/36	31	34
6.00%, 12/1/38	427	497
6.50%, 11/1/27 - 10/1/38	21	25
7.00%, 6/1/29	6	7
7.50%, 8/1/37	49	60
8.00%, 4/1/33	39	48
8.50%, 10/1/32	39	48
9.50%, 4/1/30	4	4
July TBA: 2.50%, 7/1/50 (a)	5,300	5,526
3.00%, 7/1/35 - 7/1/50 (a)	3,400	3,579
3.50%, 7/1/50 (a)	8,000	8,415
Government National Mortgage Association, Various Pools: 3.50%, 11/20/40 - 7/20/46	506	539
4.00%, 7/15/44 - 5/20/49	1,451	1,547
5.00%, 12/20/48 - 2/20/49	125	135
		29,158
	Face Amount (000)		Value (000)
Asset-Backed Securities (11.4%)
Aaset Trust, 3.84%, 5/15/39 (b)		$222	$203
Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%, 0.78%, 4/25/34 (c)		493	481
American Homes 4 Rent Trust, 6.07%, 10/17/52 (b)		490	551
AMSR 2019-SFR1 Trust, 2.77%, 1/19/39 (b)		600	641
Aqua Finance Trust, 3.47%, 7/16/40 (b)		300	272
Avant Loans Funding Trust, 4.65%, 4/15/26 (b)		400	380
5.00%, 11/17/25 (b)		150	149
Blackbird Capital Aircraft Lease Securitization Ltd., 5.68%, 12/16/41 (b)		401	252
Cascade Funding Mortgage Trust, 5.60%, 4/25/30 (b)(c)		200	205
7.30%, 4/25/30 (b)(c)		400	410
Cascade MH Asset Trust, 4.00%, 11/25/44 (b)(c)		384	381
CFMT 2020-HB3 LLC, 6.28%, 5/25/30 (b)(c)		250	254
Conn's Receivables Funding LLC, 3.62%, 6/17/24 (b)		250	241
Fair Square Issuance Trust, 2.90%, 9/20/24 (b)		200	200
Fairstone Financial Issuance Trust I, 3.95%, 3/21/33 (b)	CAD	250	181
Falcon Aerospace Ltd., 3.60%, 9/15/39 (b)		$283	256
Foundation Finance Trust, 3.86%, 11/15/34 (b)		267	270
FREED ABS Trust, 3.87%, 6/18/26 (b)		350	348
4.52%, 6/18/27 (b)		281	284
4.61%, 10/20/25 (b)		520	516
GAIA Aviation Ltd., 7.00%, 12/15/44 (b)		341	142
JOL Air Ltd., 4.95%, 4/15/44 (b)		227	137
Lunar Aircraft Ltd., 3.38%, 2/15/45 (b)		243	226
MACH 1 Cayman Ltd., 3.47%, 10/15/39 (b)		332	279
METAL LLC, 4.58%, 10/15/42 (b)		368	274
MFA LLC, 3.35%, 11/25/47 (b)		398	399
4.16%, 7/25/48 (b)		364	364
Mosaic Solar Loan Trust, 2.10%, 4/20/46 (b)		250	252
Nationstar HECM Loan Trust, 5.43%, 11/25/28 (b)(c)		600	649

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Asset-Backed Securities (cont'd)
NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.06%, 1.24%, 12/25/33 (c)		$328	$318
NRZ Excess Spread-Collateralized Notes, 4.37%, 1/25/23 (b)		257	251
4.59%, 2/25/23 (b)		351	355
5.44%, 6/25/25		600	600
Oxford Finance Funding LLC, 3.10%, 2/15/28 (b)		250	254
5.44%, 2/15/27 (b)		300	278
PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.85%, 3.03%, 2/25/23 (b)(c)		300	296
Pretium Mortgage Credit Partners I 2020-NPL2 LLC, 3.72%, 2/27/60 (b)		399	400
Pretium Mortgage Credit Partners I LLC, 2.86%, 5/27/59 (b)		517	514
Prosper Marketplace Issuance Trust, 5.50%, 10/15/24 (b)		646	624
PRPM LLC, 3.35%, 11/25/24 (b)		235	236
Raptor Aircraft Finance I LLC, 4.21%, 8/23/44 (b)		618	515
S-Jets Ltd., 7.02%, 8/15/42 (b)		655	274
SFS Asset Securitization LLC, 4.24%, 6/10/25 (b)		509	509
SLM Student Loan Trust, 3 Month EURIBOR + 0.55%, 0.39%, 7/25/39 - 1/25/40 (c)	EUR	1,100	1,130
Small Business Lending Trust, 2.85%, 7/15/26 (b)		$132	128
Sprite Ltd., 4.25%, 12/15/37 (b)		228	191
START Ireland, 4.09%, 3/15/44 (b)		165	148
Tricon American Homes Trust, 5.10%, 1/17/36 (b)		400	409
5.15%, 9/17/34 (b)		400	408
5.77%, 11/17/33 (b)		460	457
Upstart Securitization Trust, 3.09%, 4/22/30 (b)		580	546
3.73%, 9/20/29 (b)		550	535
Vantage Data Centers Issuer LLC, 4.07%, 2/16/43 (b)		195	201
VOLT LXIV LLC, 3.38%, 10/25/47 (b)		185	185
VOLT LXXXV LLC, 3.23%, 1/25/50 (b)		596	593
VOLT LXXXVIII LLC, 2.98%, 3/25/50 (b)		473	469
			20,021
	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corporation, 1 Month USD LIBOR + 4.35%, 4.53%, 12/25/26 (b)(c)	$74	$73
1 Month USD LIBOR + 5.05%, 5.23%, 7/25/23 (c)	92	89
1 Month USD LIBOR + 5.25%, 5.43%, 7/25/26 (b)(c)	43	43
IO 0.46%, 11/25/27 (c)	13,389	301
0.57%, 8/25/27 (c)	8,299	229
IO REMIC 6.00% - 1 Month USD LIBOR, 5.82%, 11/15/43 - 6/15/44 (d)	1,796	304
6.05% - 1 Month USD LIBOR, 5.87%, 4/15/39 (d)	250	7
IO STRIPS 7.50%, 12/15/29	3	1
Federal National Mortgage Association, IO 6.39% - 1 Month USD LIBOR, 6.22%, 9/25/20 (d)	274	1
IO REMIC 6.00%, 5/25/33 - 7/25/33	165	32
IO STRIPS 8.00%, 4/25/24	1	—	@
8.00%, 6/25/35 (c)	10	2
9.00%, 11/25/26	1	—	@
REMIC 7.00%, 9/25/32	27	33
Government National Mortgage Association, IO 0.73%, 8/20/58 (c)	3,815	90
5.00%, 2/16/41	80	15
IO PAC 6.15% - 1 Month USD LIBOR , 5.96%, 10/20/41 (d)	795	54
		1,274
Commercial Mortgage-Backed Securities (6.2%)
Bancorp Commercial Mortgage Trust, 1 Month USD LIBOR + 2.30%, 2.48%, 9/15/36 (b)(c)	450	399
BANK 2019-BNK21, IO 1.00%, 10/17/52 (c)	3,993	247
Barclays Commercial Mortgage Trust, IO 1.51%, 5/15/52 (c)	3,991	309
BF 2019-NYT Mortgage Trust, 1 Month USD LIBOR + 1.70%, 1.88%, 12/15/35 (b)(c)	600	568
BXP Trust, 1 Month USD LIBOR + 3.00%, 3.18%, 11/15/34 (b)(c)	650	534

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
Citigroup Commercial Mortgage Trust, 3.62%, 12/10/41 (b)	$300	$222
IO 0.99%, 11/10/48 (c)	2,651	75
1.04%, 9/10/58 (c)	4,530	170
COMM Mortgage Trust, IO
0.14%, 7/10/45 (c)	9,999	23
0.92%, 10/10/47 (c)	2,995	75
1.15%, 7/15/47 (c)	2,790	89
CSWF 2018-TOP, 1 Month USD LIBOR + 1.45%, 1.63%, 8/15/35 (b)(c)	480	451
GS Mortgage Securities Trust, 4.90%, 8/10/46 (b)(c)	500	384
IO 0.87%, 9/10/47 (c)	4,663	111
1.42%, 10/10/48 (c)	4,861	246
HMH Trust, 6.29%, 7/5/31 (b)	300	274
InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05%, 2.23%, 1/15/33 (b)(c)	346	322
Jackson Park Trust LIC, 3.24%, 10/14/39 (b)(c)	400	383
JP Morgan Chase Commercial Mortgage Securities Trust, IO 0.65%, 4/15/46 (c)	6,000	84
0.82%, 12/15/49 (c)	2,921	83
1.09%, 7/15/47 (c)	6,553	133
JPMBB Commercial Mortgage Securities Trust, IO 1.16%, 8/15/47 (c)	3,596	114
MFT Trust, 3.48%, 2/6/30 (b)(c)	200	180
MKT 2020-525M Mortgage Trust, 2.94%, 2/12/40 (b)(c)	200	176
Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95%, 2.13%, 3/25/50 (b)(c)	699	670
Natixis Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 2.20%, 2.38%, 7/15/36 (b)(c)	500	477
4.27%, 5/15/39 (b)(c)	450	451
4.46%, 1/15/43 (b)(c)	200	170
4.56%, 2/15/39 (b)(c)	807	791
Olympic Tower 2017-OT Mortgage Trust, 3.57%, 5/10/39 (b)	600	646
SG Commercial Mortgage Securities Trust, 3.85%, 3/15/37 (b)(c)	450	406
4.66%, 2/15/41 (b)(c)	550	478
VMC Finance LLC, 1 Month USD LIBOR + 2.05%, 2.24%, 9/15/36 (b)(c)	481	425
	Face Amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, 1 Month USD LIBOR + 1.74%, 1.92%, 2/15/37 (b)(c)	$250	$220
1 Month USD LIBOR + 2.21%, 2.39%, 1/15/35 (b)(c)	200	184
WFRBS Commercial Mortgage Trust, 4.28%, 5/15/45 (b)(c)	385	347
		10,917
Corporate Bonds (38.6%)
Energy (0.4%)
BP Capital Markets America, Inc. 3.12%, 5/4/26	375	410
Midwest Connector Capital Co. LLC 3.63%, 4/1/22 (b)	175	179
Petrobras Global Finance BV 6.75%, 6/3/50	150	155
		744
Finance (16.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.13%, 7/3/23	575	563
Air Lease Corp. 2.30%, 2/1/25	325	311
American International Group, Inc. 4.50%, 7/16/44	150	175
AvalonBay Communities, Inc., Series G
2.95%, 5/11/26	175	190
Avolon Holdings Funding Ltd. 2.88%, 2/15/25 (b)	475	399
Banco Bradesco SA 3.20%, 1/27/25 (b)	700	690
Banco Santander Chile 2.70%, 1/10/25 (b)	300	309
Bank of America Corp., 2.68%, 6/19/41	275	284
4.24%, 4/24/38	225	274
MTN 4.00%, 1/22/25	1,085	1,199
Bank of Montreal 3.80%, 12/15/32	450	485
BBVA USA 3.50%, 6/11/21	425	434
BNP Paribas SA 4.40%, 8/14/28 (b)	300	346
Boston Properties LP 3.80%, 2/1/24	145	157
BPCE SA 5.15%, 7/21/24 (b)	550	614
Brighthouse Financial, Inc. 4.70%, 6/22/47	35	32
Brookfield Finance LLC 3.45%, 4/15/50	250	240
Brookfield Finance, Inc. 4.00%, 4/1/24	525	570
Brown & Brown, Inc. 4.20%, 9/15/24	275	298

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Canadian Imperial Bank of Commerce 2.25%, 1/28/25	$600	$627
Capital One Bank USA NA 3.38%, 2/15/23	510	537
Capital One Financial Corp. 3.30%, 10/30/24	725	781
Citigroup, Inc., 2.57%, 6/3/31	700	725
4.45%, 9/29/27	175	200
5.50%, 9/13/25	250	297
CNO Financial Group, Inc. 5.25%, 5/30/29	170	183
Cooperatieve Rabobank UA 3.95%, 11/9/22	625	662
Credit Agricole SA 3.75%, 4/24/23 (b)	400	428
Credit Suisse Group AG 2.59%, 9/11/25 (b)	700	724
CyrusOne LP/CyrusOne Finance Corp. 2.90%, 11/15/24	175	184
Danske Bank A/S 5.00%, 1/12/23 (b)	200	210
Deutsche Bank AG, 2.70%, 7/13/20	425	425
3.95%, 2/27/23	425	442
GE Capital International Funding Co., Unlimited Co. 4.42%, 11/15/35	350	356
GLP Capital LP/GLP Financing II, Inc. 3.35%, 9/1/24	300	301
Goldman Sachs Group, Inc. (The), 3.69%, 6/5/28	175	196
6.75%, 10/1/37	285	415
MTN 4.80%, 7/8/44	175	229
Grupo Aval Ltd. 4.38%, 2/4/30 (b)	200	190
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/77 (b)	175	224
HSBC Holdings PLC 4.25%, 3/14/24	750	810
HSBC USA, Inc. 3.50%, 6/23/24	250	273
Intesa Sanpaolo SpA 5.25%, 1/12/24	300	324
iStar, Inc. 5.25%, 9/15/22	175	170
Itau Unibanco Holding SA 2.90%, 1/24/23 (b)	800	792
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 6/3/26 (b)	300	283
JPMorgan Chase & Co., 3.70%, 5/6/30	625	718
4.13%, 12/15/26	550	641
JPMorgan Chase Bank NA 0.00%, 8/7/22	200	246
	Face Amount (000)		Value (000)
Lloyds Banking Group PLC 4.38%, 3/22/28		$525	$610
Macquarie Bank Ltd. 2.30%, 1/22/25 (b)		450	472
Marsh & McLennan Cos., Inc. 2.25%, 11/15/30		350	364
MassMutual Global Funding II 3.40%, 3/8/26 (b)		400	449
Metropolitan Life Global Funding I 2.95%, 4/9/30 (b)		150	165
MPT Operating Partnership LP/ MPT Finance Corp. 5.00%, 10/15/27		175	180
Nationwide Building Society, 4.30%, 3/8/29 (b)		375	426
4.36%, 8/1/24 (b)		200	217
Pine Street Trust I 4.57%, 2/15/29 (b)		250	286
Progressive Corp. (The), 3.20%, 3/26/30		150	171
4.00%, 3/1/29		100	120
Realty Income Corp. 3.25%, 10/15/22		350	367
Royal Bank of Scotland Group PLC 3.88%, 9/12/23		250	270
Santander UK Group Holdings PLC 3.57%, 1/10/23		900	934
Service Properties Trust 4.35%, 10/1/24		365	329
Societe Generale SA 2.63%, 1/22/25 (b)		425	434
Standard Chartered PLC, 3.05%, 1/15/21 (b)		375	380
4.64%, 4/1/31 (b)		200	227
Syngenta Finance N.V. 4.89%, 4/24/25 (b)		550	579
TD Ameritrade Holding Corp. 3.63%, 4/1/25		475	531
Travelers Cos., Inc. (The) 3.75%, 5/15/46		200	236
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.25%, 10/5/20 (b)		450	451
Wells Fargo & Co., 2.57%, 2/11/31		175	183
2.88%, 10/30/30		225	241
5.01%, 4/4/51		225	314
			29,099
Industrials (19.0%)
AbbVie, Inc. 3.20%, 11/21/29 (b)		450	497
Adobe, Inc. 2.30%, 2/1/30		325	351
Airbus SE 0.00%, 6/14/21	EUR	300	334
Akamai Technologies, Inc. 0.38%, 9/1/27 (b)		$181	197

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 2/15/23 (b)	$175	$177
Amazon.com, Inc., 2.50%, 6/3/50	225	232
4.25%, 8/22/57	100	134
American Airlines Pass-Through Trust, Series AA 3.15%, 8/15/33	197	182
Amgen, Inc., 2.30%, 2/25/31	300	315
4.66%, 6/15/51	150	200
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	400	484
5.55%, 1/23/49	350	467
Anthem, Inc. 3.65%, 12/1/27	200	228
Apple, Inc. 2.95%, 9/11/49	250	273
AT&T, Inc., 3.85%, 6/1/60	225	241
4.30%, 2/15/30	475	557
4.90%, 8/15/37	175	211
BAT Capital Corp. 3.56%, 8/15/27	550	593
Boeing Co. (The), 3.95%, 8/1/59	250	220
5.15%, 5/1/30	325	363
Booking Holdings, Inc. 0.90%, 9/15/21	105	112
BP Capital Markets PLC, 4.38%, 12/31/99 (e)	150	153
4.88%, 12/31/99 (e)	150	155
Braskem Netherlands Finance BV 4.50%, 1/31/30 (b)	310	284
Bristol-Myers Squibb Co. 3.40%, 7/26/29 (b)	550	641
Campbell Soup Co. 3.13%, 4/24/50	300	307
Canadian National Railway Co. 2.45%, 5/1/50	200	194
Charter Communications Operating LLC/ Charter Communications Operating Capital 2.80%, 4/1/31	250	254
Cigna Corp. 3.05%, 10/15/27 (b)	175	191
CNH Industrial Capital LLC 4.38%, 11/6/20	300	303
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	220	230
Coca-Cola Femsa SAB de CV 2.75%, 1/22/30	400	424
Comcast Corp., 1.95%, 1/15/31	150	152
4.05%, 11/1/52	300	369
4.25%, 1/15/33	200	246
	Face Amount (000)		Value (000)
Concho Resources, Inc. 4.85%, 8/15/48		$150	$170
Crown Castle International Corp. 3.30%, 7/1/30		250	276
CVS Health Corp., 3.75%, 4/1/30		523	604
5.05%, 3/25/48		200	262
5.13%, 7/20/45		75	97
Deere & Co. 3.10%, 4/15/30		125	142
Dell International LLC/EMC Corp., 4.90%, 10/1/26 (b)		200	221
6.02%, 6/15/26 (b)		175	201
Delta Air Lines, Inc., Series AA
3.20%, 10/25/25		250	251
Diageo Capital PLC 2.13%, 10/24/24		450	474
Diamond Sports Group LLC/Diamond Sports Finance Co. 6.63%, 8/15/27 (b)		250	134
Diamondback Energy, Inc. 3.25%, 12/1/26		425	428
Dollar Tree, Inc. 3.70%, 5/15/23		250	268
DuPont de Nemours, Inc. 5.42%, 11/15/48		75	99
Enbridge, Inc. 2.50%, 1/15/25		250	260
Energy Transfer Operating LP 2.90%, 5/15/25		250	256
Expedia Group, Inc. 3.25%, 2/15/30		100	93
Exxon Mobil Corp. 3.10%, 8/16/49		325	339
Ford Motor Credit Co., LLC, 3.10%, 5/4/23		200	190
4.39%, 1/8/26		200	191
Fortune Brands Home & Security, Inc. 4.00%, 9/21/23		350	382
Fox Corp. 5.58%, 1/25/49		200	279
General Motors Co. 6.60%, 4/1/36		125	135
General Motors Financial Co., Inc., 3.85%, 1/5/28		150	149
4.35%, 1/17/27		375	389
Georgia-Pacific LLC 2.30%, 4/30/30 (b)		325	339
Glencore Funding LLC 4.13%, 3/12/24 (b)		450	483
Grifols SA 2.25%, 11/15/27 (b)	EUR	200	222
HCA, Inc., 5.25%, 6/15/49		$125	150
5.50%, 6/15/47		175	214
Heathrow Funding Ltd. 4.88%, 7/15/23 (b)		435	447

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Imperial Brands Finance PLC 3.13%, 7/26/24 (b)		$350	$364
Intel Corp. 3.90%, 3/25/30		400	484
Johns Hopkins University, Series A
2.81%, 1/1/60		270	286
Kimberly-Clark de Mexico SAB de CV 2.43%, 7/1/31 (b)(f)		300	303
Las Vegas Sands Corp., 3.20%, 8/8/24		175	175
3.50%, 8/18/26		150	150
Level 3 Financing, Inc. 3.40%, 3/1/27 (b)		325	344
Lowe's Cos., Inc. 3.65%, 4/5/29		350	402
LYB International Finance III LLC 4.20%, 10/15/49		175	189
Newcastle Coal Infrastructure Group Pty Ltd. 4.40%, 9/29/27 (b)		475	459
Newmont Corp. 3.70%, 3/15/23		58	60
NIKE, Inc. 2.85%, 3/27/30		300	334
Nuance Communications, Inc. 1.00%, 12/15/35		179	212
Nucor Corp. 2.70%, 6/1/30		250	263
Nvent Finance Sarl
3.95%, 4/15/23		450	471
NVIDIA Corp. 2.85%, 4/1/30		300	334
Occidental Petroleum Corp., 3.20%, 8/15/26		45	37
5.55%, 3/15/26		325	297
Omnicom Group, Inc. 2.45%, 4/30/30		275	281
Palo Alto Networks, Inc. 0.75%, 7/1/23		159	170
Procter & Gamble Co. (The) 3.00%, 3/25/30		250	287
Resort at Summerlin LP, Series B 13.00%, 12/15/07 (g)(h)(i)(j)(k)		299	—
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/29 (b)		400	393
Rockies Express Pipeline LLC 3.60%, 5/15/25 (b)		475	440
Sherwin-Williams Co. (The) 2.30%, 5/15/30		450	460
Siemens Financieringsmaatschappij N.V. 2.35%, 10/15/26 (b)		525	563
Sika AG 0.15%, 6/5/25	CHF	120	149
Splunk, Inc. 0.50%, 9/15/23		$158	228
	Face Amount (000)		Value (000)
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC 3.36%, 3/20/23 (b)		$332	$336
Standard Industries, Inc. 2.25%, 11/21/26 (b)	EUR	125	133
Starbucks Corp. 3.80%, 8/15/25		$450	508
Sunoco Logistics Partners Operations LP 3.90%, 7/15/26		200	210
T-Mobile USA, Inc. 3.88%, 4/15/30 (b)		350	390
Target Corp. 2.65%, 9/15/30		125	138
Telefonica Emisiones SA 4.10%, 3/8/27		550	628
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 7/21/21		46	45
Trimble, Inc. 4.15%, 6/15/23		625	667
Twitter, Inc. 1.00%, 9/15/21		344	338
United Technologies Corp. 4.50%, 6/1/42		150	187
Upjohn, Inc. 2.70%, 6/22/30 (b)		325	334
Verint Systems, Inc. 1.50%, 6/1/21		200	199
Verizon Communications, Inc. 4.67%, 3/15/55		418	569
Volkswagen Group of America Finance LLC 4.75%, 11/13/28 (b)		275	325
VTR Finance 6.38%, 7/15/28 (b)(f)		200	206
Walmart, Inc. 2.95%, 9/24/49		100	113
Walt Disney Co. (The) 3.60%, 1/13/51		550	616
Weibo Corp. 1.25%, 11/15/22		132	123
Western Midstream Operating LP 3.10%, 2/1/25		300	285
Williams Cos., Inc. (The) 4.85%, 3/1/48		350	383
			33,284
Utilities (2.7%)
Boston Gas Co. 3.00%, 8/1/29 (b)		225	243
Calpine Corp. 4.50%, 2/15/28 (b)		350	342
DTE Energy Co. 2.95%, 3/1/30		225	235
Duke Energy Indiana LLC, Series YYY
3.25%, 10/1/49		150	166

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Utilities (cont'd)
Enel Finance International N.V. 3.63%, 5/25/27 (b)		$275	$301
Entergy Louisiana LLC 3.05%, 6/1/31		175	195
FirstEnergy Corp., Series C 3.40%, 3/1/50		250	266
Korea Hydro & Nuclear Power Co., Ltd. 3.75%, 7/25/23 (b)		710	770
Mississippi Power Co. 3.95%, 3/30/28		500	569
Northern States Power Co. 2.90%, 3/1/50		250	272
Oglethorpe Power Corp. 5.05%, 10/1/48		250	284
ONEOK, Inc. 3.10%, 3/15/30		375	359
Pacific Gas and Electric Co., 2.10%, 8/1/27		175	174
3.50%, 8/1/50		250	242
Xcel Energy, Inc. 2.60%, 12/1/29		325	350
			4,768
			67,895
Mortgages — Other (14.6%)
Alternative Loan Trust, 1 Month USD LIBOR + 0.18%, 0.36%, 5/25/47 (c)		119	104
5.50%, 2/25/36		7	6
6.00%, 7/25/37		53	45
PAC 5.50%, 2/25/36		3	3
6.00%, 4/25/36		15	11
Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%, 0.83%, 7/25/46 (c)		149	108
5.86%, 10/25/36		311	141
6.00%, 4/25/36		9	9
Banc of America Funding Trust, 5.25%, 7/25/37		89	88
6.00%, 7/25/37		18	17
Bunker Hill Loan Depositary Trust, 1.72%, 2/25/55		600	600
ChaseFlex Trust, 6.00%, 2/25/37		354	223
Classic RMBS Trust, 3.06%, 8/16/49 (b)	CAD	728	539
CSFB Mortgage-Backed Pass-Through Certificates, 6.50%, 11/25/35		$749	238
Eurosail BV, 3 Month EURIBOR + 1.80%, 1.55%, 10/17/40 (c)	EUR	300	329
Eurosail PLC, 3 Month GBP LIBOR + 0.95%, 1.14%, 6/13/45 (c)	GBP	440	536
	Face Amount (000)		Value (000)
Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50%, 2.17%, 7/15/47 (c)	GBP	209	$254
Federal Home Loan Mortgage Corporation, 1 Month USD LIBOR + 2.35%, 2.53%, 4/25/30 (c)		$519	522
3.00%, 9/25/45 - 5/25/47		2,161	2,207
3.50%, 5/25/45 - 5/25/47		1,379	1,434
3.88%, 5/25/45 (b)(c)		64	63
4.00%, 5/25/45		58	61
Grifonas Finance PLC, 6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (c)	EUR	353	372
GSR Mortgage Loan Trust, 5.75%, 1/25/37		$135	122
HarborView Mortgage Loan Trust, 1 Month USD LIBOR + 0.19%, 0.38%, 1/19/38 (c)		307	272
Headlands Residential LLC, 3.97%, 6/25/24 (b)		150	150
IM Pastor 3 FTH, 3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	403	404
JP Morgan Alternative Loan Trust, 6.00%, 12/25/35		$52	48
JP Morgan Mortgage Trust, 3.81%, 6/25/37 (c)		49	43
6.00%, 6/25/37		33	34
L1C 2020-1 LLC, 5.29%, 8/25/51 (b)		400	400
Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60%, 0.25%, 6/17/38 (c)	EUR	384	401
Legacy Mortgage Asset Trust, 3.25%, 2/25/60 (b)		$596	600
Lehman Mortgage Trust, 6.50%, 9/25/37		702	370
LHOME Mortgage Trust, 3.23%, 10/25/24 (b)		170	171
4.58%, 10/25/23 (b)		400	400
New Residential Mortgage Loan Trust, 4.00%, 9/25/57 (b)		363	382
NRPL Trust, 4.25%, 7/25/67 (b)		497	510
OBX 2020-EXP1 Trust, 3.50%, 2/25/60 (b)		258	266
Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.40%, 1.07%, 1/15/39 (c)	GBP	270	308
Paragon Mortgages No. 15 PLC, 3 Month EURIBOR + 0.54%, 0.18%, 12/15/39 (c)	EUR	500	488
PRPM LLC, 4.50%, 1/25/24 (b)		$382	388

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
RALI Trust, 6.00%, 4/25/36 - 1/25/37		$38	$35
PAC 6.00%, 4/25/36		13	13
Residential Asset Securitization Trust, 6.00%, 7/25/36		25	21
RMF Buyout Issuance Trust, 1.71%, 6/25/30 (b)(c)		461	462
2.15%, 6/25/30 (b)(c)		150	150
Rochester Financing No. 2 PLC, 3 Month GBP LIBOR + 2.75%, 2.91%, 6/18/45 (c)	GBP	350	419
Seasoned Credit Risk Transfer Trust, 3.00%, 7/25/56 - 2/25/59		$4,982	5,479
4.00%, 7/25/56 (c)		300	299
4.00%, 8/25/56 (b)(c)		400	363
4.00%, 8/25/58 - 2/25/59		577	642
4.25%, 8/25/59 (b)(c)		650	581
4.50%, 6/25/57		1,183	1,330
4.75%, 7/25/56 - 6/25/57 (b)(c)		700	664
4.75%, 10/25/58 (c)		300	290
Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85%, 2.03%, 5/25/47 (b)(c)		833	662
TDA 27 FTA, 3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (c)	EUR	500	448
TVC Mortgage Trust, 3.47%, 9/25/24 (b)		$200	199
			25,724
Municipal Bonds (1.1%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue Series 2010B 6.40%, 1/1/40		115	171
City of New York, NY, Series G-1 5.97%, 3/1/36		245	350
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds Series A 6.18%, 1/1/34		705	1,022
Pennsylvania State University/The, PA, Series D 2.84%, 9/1/50		325	334
			1,877
Sovereign (7.8%)
Angolan Government International Bond, 8.00%, 11/26/29 (b)		240	199
Australia Government Bond, 2.75%, 11/21/28	AUD	3,725	2,986
Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (b)		$350	354
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/29	BRL	2,300	508
	Face Amount (000)		Value (000)
Croatia Government International Bond, 2.75%, 1/27/30	EUR	275	$348
Dominican Republic International Bond, 5.88%, 1/30/60 (b)		$170	147
Ecuador Government International Bond, 9.50%, 3/27/30 (g)(h)		200	86
10.65%, 1/31/29 (g)(h)		275	114
Egypt Government International Bond, 6.38%, 4/11/31 (b)	EUR	400	417
8.15%, 11/20/59 (b)		$200	187
Export-Import Bank of India, 3.25%, 1/15/30 (b)		200	198
Honduras Government International Bond, 5.63%, 6/24/30 (b)(l)		150	153
Indonesia Treasury Bond, 8.25%, 5/15/29	IDR	5,325,000	398
8.38%, 3/15/34		4,816,000	356
Italy Buoni Poliennali Del Tesoro, 1.65%, 12/1/30 (b)	EUR	450	522
Mexican Bonos, Series M 8.50%, 5/31/29	MXN	16,500	850
Mexico Government International Bond, 3.25%, 4/16/30 (l)		$300	298
Nigeria Government International Bond, 9.25%, 1/21/49 (b)		400	406
Pertamina Persero PT, 6.50%, 11/7/48 (b)		350	460
Petroleos Mexicanos, 6.50%, 1/23/29		210	183
6.84%, 1/23/30 (b)		180	159
6.95%, 1/28/60 (b)		55	42
7.69%, 1/23/50 (b)		159	133
Qatar Government International Bond, 5.10%, 4/23/48 (b)		300	409
Republic of Austria Government Bond, 0.85%, 6/30/20 (b)	EUR	60	75
2.10%, 9/20/17 (b)		42	94
Republic of Belarus Ministry of Finance, 6.38%, 2/24/31 (b)		$220	213
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	15,032	801
Russian Federal Bond - OFZ, 7.95%, 10/7/26	RUB	57,880	925
Russian Foreign Bond - Eurobond, 5.63%, 4/4/42		$400	544
Senegal Government International Bond, 6.25%, 5/23/33 (b)		200	204
Spain Government Bond, 1.25%, 10/31/30 (b)	EUR	775	939
			13,708
Total Fixed Income Securities (Cost $167,470)			170,784

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Shares	Value (000)
Short-Term Investments (13.2%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $459)	459,000	$459
Investment Company (12.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $21,893)	21,893,013	21,893
	Face Amount (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill 0.16%, 1/28/21 (m)(n) (Cost $832)	$833	832
Total Short-Term Investments (Cost $23,184)		23,184
Total Investments (110.3%) (Cost $190,654) Including $452 of Securities Loaned (o)(p)		193,968
Liabilities in Excess of Other Assets (-10.3%)		(18,082)
Net Assets (100.0%)		$175,886

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2020.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.

(f)  When-issued security.

(g)  Issuer in bankruptcy.

(h)  Non-income producing security; bond in default.

(i)  Acquired through exchange offer.

(j)  At June 30, 2020, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(k)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(l)  All or a portion of this security was on loan at June 30, 2020.

(m)  Rate shown is the yield to maturity at June 30, 2020.

(n)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(o)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreement.

(p)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,498,000 and the aggregate gross unrealized depreciation is approximately $4,975,000, resulting in net unrealized appreciation of approximately $3,523,000.

@  Value is less than $500.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	HUF	130,175			$425		9/3/20	$12
Bank of America NA	MXN	19,326			$875		9/3/20	42
Barclays Bank PLC	AUD	4,334			$3,001		9/3/20	9
Barclays Bank PLC		$9		CHF	8		9/3/20	— @
Barclays Bank PLC		$941		JPY	100,840		9/3/20	(6)
Barclays Bank PLC		$436		NOK	4,115		9/3/20	(8)
Barclays Bank PLC		$315		ZAR	5,250		9/3/20	(14)
BNP Paribas SA	BRL	2,891			$569		9/3/20	39
BNP Paribas SA	CHF	491		EUR	454		9/3/20	(9)
BNP Paribas SA	EUR	5,365			$6,093		9/3/20	58
BNP Paribas SA	EUR	441			$499		9/3/20	3
BNP Paribas SA	EUR	59			$66		9/3/20	(— @)
BNP Paribas SA	IDR	11,675,884			$817		9/3/20	5
BNP Paribas SA	PLN	1,915			$485		9/3/20	1
BNP Paribas SA		$372		CHF	355		9/3/20	4
BNP Paribas SA		$22		GBP	18		9/3/20	(— @)
BNP Paribas SA		$411		HUF	125,173		9/3/20	(14)
Citibank NA	GBP	1,231			$1,544		9/3/20	19
Citibank NA	RUB	64,368			$928		9/3/20	29
Citibank NA		$482		PLN	1,889		9/3/20	(5)
Citibank NA	ZAR	19,702			$1,157		9/3/20	29
HSBC Bank PLC	EUR	800			$906		9/3/20	6
JPMorgan Chase Bank NA	CAD	1,042			$771		9/3/20	4
JPMorgan Chase Bank NA	CHF	—	@		$—	@	9/3/20	(— @)
JPMorgan Chase Bank NA	GBP	716		EUR	795		9/3/20	6
JPMorgan Chase Bank NA	JPY	101,543			$932		9/3/20	(9)
JPMorgan Chase Bank NA		$888		EUR	791		9/3/20	2
State Street Bank and Trust Co.		$41		CAD	56		9/3/20	— @
UBS AG		$32		MXN	713		9/3/20	(2)
UBS AG		$454		NZD	705		9/3/20	1
								$202

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	46	Sep-20		$9,200	$10,158	$5
U.S. Treasury 5 yr. Note	96	Sep-20		9,600	12,071	30
U.S. Treasury Ultra Bond	69	Sep-20		6,900	15,053	(70)
Short:
German Euro 30 yr. Bond	1	Sep-20	EUR	(100)	(247)	(2)
German Euro Bund	9	Sep-20		(900)	(1,785)	(9)
German Euro OAT	7	Sep-20		(700)	(1,318)	(14)
U.S. Treasury 10 yr. Note	7	Sep-20		$(700)	(974)	(3)
U.S. Treasury 30 yr. Bond	3	Sep-20		(300)	(536)	(6)
U.S. Treasury Ultra Long Bond	32	Sep-20		(3,200)	(5,040)	(42)
						$(111)

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at June 30, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$1,426	$6	$(112)	$118

@  — Value is less than $500.

†  — Credit rating as issued by Standard & Poor's.

*  — Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

NR  — Not Rated.

OAT  — Obligations Assimilables du Trésor (French Treasury Obligation).

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

EUR  — Euro

GBP  — British Pound

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

MXN  — Mexican Peso

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RUB  — Russian Ruble

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	17.2%
Agency Fixed Rate Mortgages	15.1
Finance	15.0
Mortgages — Other	13.3
Short-Term Investments	11.7
Asset-Backed Securities	10.3
Sovereign	7.1
Commercial Mortgage-Backed Securities	5.6
Other***	4.7
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with a value of approximately $47,182,000 and net unrealized depreciation of approximately $111,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $202,000 and does not include open swap agreements with total unrealized appreciation of approximately $118,000.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $168,302)	$171,616
Investment in Security of Affiliated Issuer, at Value (Cost $22,352)	22,352
Total Investments in Securities, at Value (Cost $190,654)	193,968
Foreign Currency, at Value (Cost $4)	4
Interest Receivable	1,050
Receivable for Variation Margin on Futures Contracts	755
Receivable for Investments Sold	531
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	269
Receivable for Fund Shares Sold	231
Tax Reclaim Receivable	4
Receivable from Affiliate	1
Receivable from Securities Lending Income	—	@
Other Assets	20
Total Assets	196,833
Liabilities:
Payable for Investments Purchased	19,595
Collateral on Securities Loaned, at Value	459
Payable for Fund Shares Redeemed	435
Payable for Advisory Fees	133
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	67
Payable for Servicing Fees	59
Payable for Professional Fees	39
Due to Broker	28
Deferred Capital Gain Country Tax	24
Payable for Variation Margin on Swap Agreements	24
Payable for Distribution Fees — Class II Shares	17
Payable for Custodian Fees	13
Payable for Administration Fees	11
Bank Overdraft	10
Payable for Transfer Agency Fees	2
Other Liabilities	31
Total Liabilities	20,947
NET ASSETS	$175,886
Net Assets Consist of:
Paid-in-Capital	$158,595
Total Distributable Earnings	17,291
Net Assets	$175,886
CLASS I:
Net Assets	$83,719
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,133,424 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.74
CLASS II:
Net Assets	$92,167
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,889,063 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.68
(1) Including:
Securities on Loan, at Value:	$452

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $12 of Foreign Taxes Withheld)	$2,949
Dividends from Security of Affiliated Issuer (Note H)	57
Dividends from Securities of Unaffiliated Issuers	9
Income from Securities Loaned — Net	3
Total Investment Income	3,018
Expenses:
Advisory Fees (Note B)	338
Distribution Fees — Class II Shares (Note E)	116
Servicing Fees (Note D)	98
Administration Fees (Note C)	72
Professional Fees	69
Custodian Fees (Note G)	29
Pricing Fees	24
Shareholder Reporting Fees	13
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Other Expenses	8
Total Expenses	776
Waiver of Advisory Fees (Note B)	(31)
Rebate from Morgan Stanley Affiliate (Note H)	(15)
Net Expenses	730
Net Investment Income	2,288
Realized Gain (Loss):
Investments Sold (Net of $9 of Capital Gain Country Tax)	4,326
Foreign Currency Forward Exchange Contracts	152
Foreign Currency Translation	(34)
Futures Contracts	901
Swap Agreements	151
Net Realized Gain	5,496
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $12)	(2,255)
Foreign Currency Forward Exchange Contracts	338
Foreign Currency Translation	— @
Futures Contracts	(189)
Swap Agreements	123
Net Change in Unrealized Appreciation (Depreciation)	(1,983)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,513
Net Increase in Net Assets Resulting from Operations	$5,801

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,288	$5,046
Net Realized Gain	5,496	4,158
Net Change in Unrealized Appreciation (Depreciation)	(1,983)	7,725
Net Increase in Net Assets Resulting from Operations	5,801	16,929
Dividends and Distributions to Shareholders:
Class I	—	(2,963)
Class II	—	(3,607)
Total Dividends and Distributions to Shareholders	—	(6,570)
Capital Share Transactions:(1)
Class I:
Subscribed	10,817	32,507
Distributions Reinvested	—	2,963
Redeemed	(21,956)	(18,360)
Class II:
Subscribed	10,360	18,320
Distributions Reinvested	—	3,607
Redeemed	(17,245)	(23,496)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(18,024)	15,541
Total Increase (Decrease) in Net Assets	(12,223)	25,900
Net Assets:
Beginning of Period	188,109	162,209
End of Period	$175,886	$188,109
(1) Capital Share Transactions:
Class I:
Shares Subscribed	944	2,899
Shares Issued on Distributions Reinvested	—	270
Shares Redeemed	(1,960)	(1,651)
Net Increase (Decrease) in Class I Shares Outstanding	(1,016)	1,518
Class II:
Shares Subscribed	909	1,659
Shares Issued on Distributions Reinvested	—	329
Shares Redeemed	(1,533)	(2,137)
Net Decrease in Class II Shares Outstanding	(624)	(149)

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$11.31		$10.63		$10.98		$10.67		$10.25		$10.68
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.35		0.34		0.34		0.33		0.20
Net Realized and Unrealized Gain (Loss)	0.28		0.79		(0.41)		0.32		0.30		(0.27)
Total from Investment Operations	0.43		1.14		(0.07)		0.66		0.63		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.46)		(0.28)		(0.35)		(0.21)		(0.36)
Net Asset Value, End of Period	$11.74		$11.31		$10.63		$10.98		$10.67		$10.25
Total Return(3)	3.80	%(7)	10.88	%(4)	(0.65)%		6.24%		6.11	%(5)	(0.65)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$83,719		$92,157		$70,476		$79,752		$82,746		$88,018
Ratio of Expenses Before Expense Limitation	0.73	%(8)	0.77%		0.76%		0.76%		0.72%		0.76%
Ratio of Expenses After Expense Limitation	0.68	%(6)(8)	0.69	%(6)	0.68	%(6)	0.68	%(6)	0.61	%(6)	0.69	%(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		N/A		N/A		0.61	%(6)	N/A
Ratio of Net Investment Income	2.66	%(6)(8)	3.16	%(6)	3.12	%(6)	3.10	%(6)	3.06	%(6)	1.89	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.01%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	142	%(7)	231%		220%		277%		376%		400%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 10.78%.

(5)  Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 4.34%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$11.27		$10.59		$10.94		$10.64		$10.22		$10.65
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.32		0.31		0.31		0.30		0.17
Net Realized and Unrealized Gain (Loss)	0.27		0.79		(0.41)		0.31		0.30		(0.26)
Total from Investment Operations	0.41		1.11		(0.10)		0.62		0.60		(0.09)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.43)		(0.25)		(0.32)		(0.18)		(0.34)
Net Asset Value, End of Period	$11.68		$11.27		$10.59		$10.94		$10.64		$10.22
Total Return(3)	3.64	%(7)	10.61	%(4)	(0.91)%		5.89%		5.86	%(5)	(0.83)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,167		$95,952		$91,733		$111,585		$103,739		$104,736
Ratio of Expenses Before Expense Limitation	0.98	%(8)	1.02%		1.01%		1.01%		0.97%		1.04%
Ratio of Expenses After Expense Limitation	0.93	%(6)(8)	0.94	%(6)	0.93	%(6)	0.93	%(6)	0.86	%(6)	0.94	%(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		N/A		N/A		0.86	%(6)	N/A
Ratio of Net Investment Income	2.41	%(6)(8)	2.91	%(6)	2.87	%(6)	2.85	%(6)	2.81	%(6)	1.64	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.01%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	142	%(7)	231%		220%		277%		376%		400%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II shares would have been approximately 10.51%.

(5)  Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II shares would have been approximately 4.09%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$210	$—		$210
Agency Fixed Rate Mortgages	—	29,158	—		29,158
Asset-Backed Securities	—	20,021	—		20,021
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,274	—		1,274
Commercial Mortgage- Backed Securities	—	10,917	—		10,917
Corporate Bonds	—	67,895	—	†	67,895	†
Mortgages — Other	—	25,724	—		25,724
Municipal Bonds	—	1,877	—		1,877
Sovereign	—	13,708	—		13,708
Total Fixed Income Securities	—	170,784	—	†	170,784	†
Short-Term Investments
Investment Companies	22,352	—	—		22,352
U.S. Treasury Security	—	832	—		832
Total Short-Term Investments	22,352	832	—		23,184
Foreign Currency Forward Exchange Contracts	—	269	—		269
Futures Contracts	35	—	—		35
Credit Default Swap Agreement	—	118	—		118
Total Assets	22,387	172,003	—	†	194,390	†

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(67)	$—		$(67)
Futures Contracts	(146)	—	—		(146)
Total Liabilities	(146)	(67)	—		(213)
Total	$22,241	$171,936	$—	†	$194,177 †

†  Includes one security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$—

†  Includes one security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$269
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	35	(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	118	(a)
Total			$422
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(67)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(146	)(a)
Total			$(213)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$152
Interest Rate Risk	Futures Contracts	901
Credit Risk	Swap Agreement	151
Total		$1,204
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$338
Interest Rate Risk	Futures Contracts	(189)
Credit Risk	Swap Agreement	123
Total		$272

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$269	$(67)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$54		$—	$(28)	$26
Barclays Bank PLC	9		(9)	—	0
BNP Paribas SA	110		(23)	—	87
Citibank NA	77		(5)	—	72
HSBC Bank PLC	6		—	—	6
JPMorgan Chase Bank NA	12		(9)	—	3
State Street Bank and Trust Co.	—	@	—	—	—	@
UBS AG	1		(1)	—	0
Total	$269		$(47)	$(28)	$194
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$28	$(9)	$—	$19
BNP Paribas SA	23	(23)	—	0
Citibank NA	5	(5)	—	0
JPMorgan Chase Bank NA	9	(9)	—	0
UBS AG	2	(1)	—	1
Total	$67	$(47)	$—	$20

@  Amount is less than $500.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$31,414,000
Futures Contracts:
Average monthly notional value	$84,242,000
Swap Agreements:
Average monthly notional amount	$2,008,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$452	(d)	$—	$(452	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $459,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Sovereign	$459	$—	$—	$—	$459
Total Borrowings	$459	$—	$—	$—	$459
Gross amount of recognized liabilities for securities lending transactions					$459

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of

26

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.32% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares and 0.95% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $31,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $66,945,000 and $54,319,000, respectively. For the six months ended June 30, 2020, purchases and sales of long-term U.S. Government securities were approximately $181,087,000 and $206,761,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $15,000 relating to the Fund's investment in the Liquidity Funds.

27

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$16,060	$59,644	$53,352	$57
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$22,352

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:	2018 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$6,570	$4,328

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(663)	$663

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,133	$507

28

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

During the year ended December 31, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,262,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 56.7%.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

29

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was lower than its peer group average and the Fund's total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were competitive with its peer group averages and (ii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

30

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

31

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

32

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
3174321 EXP. 08.31.21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Discovery Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Investment Advisory Agreement Approval	20
Liquidity Risk Management Program	22
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Expense Example

Discovery Portfolio

As a shareholder of the Discovery Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$1,611.50	$1,020.14	$6.17	$4.77	0.95%
Discovery Portfolio Class II	1,000.00	1,610.50	1,019.64	6.82	5.27	1.05

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (96.1%)
Biotechnology (2.0%)
Alnylam Pharmaceuticals, Inc. (a)	9,202	$1,363
Exact Sciences Corp. (a)	21,995	1,912
Moderna, Inc. (a)	29,541	1,897
		5,172
Electronic Equipment, Instruments & Components (1.0%)
Cognex Corp.	44,574	2,662
Entertainment (6.0%)
Roku, Inc. (a)	20,477	2,386
Spotify Technology SA (a)	50,985	13,164
		15,550
Health Care Equipment & Supplies (3.5%)
DexCom, Inc. (a)	22,559	9,146
Health Care Providers & Services (1.9%)
Covetrus, Inc. (a)	91,597	1,638
Guardant Health, Inc. (a)	39,291	3,188
		4,826
Health Care Technology (4.5%)
Agilon Health Topco, Inc.(a)(b)(c) (acquisition cost — $596; acquired 11/7/18)	1,577	722
Veeva Systems, Inc., Class A (a)	46,801	10,971
		11,693
Information Technology Services (26.3%)
Adyen N.V. (Netherlands) (a)	3,421	4,984
MongoDB, Inc. (a)	48,701	11,023
Okta, Inc. (a)	53,077	10,628
Shopify, Inc., Class A (Canada) (a)	19,516	18,525
Square, Inc., Class A (a)	118,586	12,444
Twilio, Inc., Class A (a)	50,350	11,048
		68,652
Interactive Media & Services (7.4%)
Pinterest, Inc., Class A (a)	161,187	3,574
Snap, Inc., Class A (a)	178,123	4,184
Twitter, Inc. (a)	196,550	5,855
Zillow Group, Inc., Class C (a)	98,220	5,658
		19,271
Internet & Direct Marketing Retail (7.6%)
Chewy, Inc., Class A (a)	156,892	7,012
Farfetch Ltd., Class A (a)	140,600	2,428
Overstock.com, Inc. (a)	78,179	2,223
Wayfair, Inc., Class A (a)	41,800	8,260
		19,923
	Shares	Value (000)
Leisure Products (2.6%)
Peloton Interactive, Inc., Class A (a)	119,601	$6,909
Life Sciences Tools & Services (3.3%)
10X Genomics, Inc., Class A (a)	95,185	8,501
Metals & Mining (0.2%)
Royal Gold, Inc.	3,649	454
Oil, Gas & Consumable Fuels (0.2%)
Texas Pacific Land Trust	954	567
Semiconductors & Semiconductor Equipment (1.0%)
Teradyne, Inc.	31,716	2,680
Software (25.1%)
Alteryx, Inc., Class A (a)	54,687	8,984
Coupa Software, Inc. (a)	46,865	12,983
Datadog, Inc., Class A (a)	74,954	6,517
DocuSign, Inc. (a)	25,752	4,435
Slack Technologies, Inc., Class A (a)	286,071	8,894
Trade Desk, Inc. (The), Class A (a)	25,216	10,250
Zoom Video Communications, Inc., Class A (a)	52,444	13,297
		65,360
Specialty Retail (3.5%)
Carvana Co. (a)	75,242	9,044
Total Common Stocks (Cost $131,234)		250,410
Preferred Stocks (1.6%)
Internet & Direct Marketing Retail (1.1%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $1,370; acquired 4/16/14)	33,636	2,692
Overstock.com, Inc. Series A-1 (a)	7,866	154
		2,846
Software (0.5%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost — $455; acquired 7/19/12)	148,616	1,031
Palantir Technologies, Inc. Series H (a)(b)(c) (acquisition cost — $102; acquired 10/25/13)	29,092	201
Palantir Technologies, Inc. Series H1 (a)(b)(c) (acquisition cost — $102; acquired 10/25/13)	29,092	201
		1,433
Total Preferred Stocks (Cost $2,109)		4,279

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Discovery Portfolio

	Shares	Value (000)
Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $8,009)	8,009,213	$8,009
Total Investments Excluding Purchased Options (100.8%) (Cost $141,352)		262,698
Total Purchased Options Outstanding (0.1%) (Cost $557)		181
Total Investments (100.9%) (Cost $141,909) (d)(e)		262,879
Liabilities in Excess of Other Assets (-0.9%)		(2,230)
Net Assets (100.0%)		$260,649

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2020 amounts to approximately $4,847,000 and represents 1.9% of net assets.

(c)  At June 30, 2020, the Fund held fair valued securities valued at approximately $4,847,000, representing 1.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  The approximate fair value and percentage of net assets, $4,984,000 and 1.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $124,134,000 and the aggregate gross unrealized depreciation is approximately $3,164,000, resulting in net unrealized appreciation of approximately $120,970,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan-21	38,896,197	38,896	$99	$170	$(71)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	31,203,116	31,203	5	168	(163)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May-21	35,020,637	35,021	77	219	(142)
							$181	$557	$(376)

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Discovery Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.5%
Information Technology Services	26.1
Software	25.4
Internet & Direct Marketing Retail	8.7
Interactive Media & Services	7.4
Entertainment	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Discovery Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $133,900)	$254,870
Investment in Security of Affiliated Issuer, at Value (Cost $8,009)	8,009
Total Investments in Securities, at Value (Cost $141,909)	262,879
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	103
Receivable from Affiliate	—	@
Other Assets	10
Total Assets	262,993
Liabilities:
Payable for Fund Shares Redeemed	1,587
Payable for Advisory Fees	312
Due to Broker	290
Payable for Servicing Fees	78
Payable for Professional Fees	31
Payable for Distribution Fees — Class II Shares	17
Payable for Administration Fees	16
Payable for Custodian Fees	4
Payable for Transfer Agency Fees	2
Other Liabilities	7
Total Liabilities	2,344
NET ASSETS	$260,649
Net Assets Consist of:
Paid-in-Capital	$102,070
Total Distributable Earnings	158,579
Net Assets	$260,649
CLASS I:
Net Assets	$46,143
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,193,823 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.03
CLASS II:
Net Assets	$214,506
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,543,428 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$20.34

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Discovery Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Income from Securities Loaned — Net	$159
Dividends from Security of Affiliated Issuer (Note H)	12
Dividends from Securities of Unaffiliated Issuers	4
Total Investment Income	175
Expenses:
Advisory Fees (Note B)	698
Distribution Fees — Class II Shares (Note E)	190
Servicing Fees (Note D)	143
Administration Fees (Note C)	74
Professional Fees	62
Shareholder Reporting Fees	15
Custodian Fees (Note G)	6
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Pricing Fees	2
Other Expenses	11
Total Expenses	1,210
Waiver of Advisory Fees (Note B)	(136)
Waiver of Distribution Fees — Class II Shares (Note E)	(114)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	957
Net Investment Loss	(782)
Realized Gain:
Investments Sold	9,852
Foreign Currency Translation	(— @)
Net Realized Gain	9,852
Change in Unrealized Appreciation (Depreciation):
Investments	89,954
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	89,954
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	99,806
Net Increase in Net Assets Resulting from Operations	$99,024

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Discovery Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(782)	$(959)
Net Realized Gain	9,852	30,675
Net Change in Unrealized Appreciation (Depreciation)	89,954	21,166
Net Increase in Net Assets Resulting from Operations	99,024	50,882
Dividends and Distributions to Shareholders:
Class I	—	(5,010)
Class II	—	(19,016)
Total Dividends and Distributions to Shareholders	—	(24,026)
Capital Share Transactions:(1)
Class I:
Subscribed	6,097	8,452
Distributions Reinvested	—	5,010
Redeemed	(8,290)	(16,098)
Class II:
Subscribed	17,928	19,074
Distributions Reinvested	—	19,016
Redeemed	(18,073)	(26,007)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,338)	9,447
Total Increase in Net Assets	96,686	36,303
Net Assets:
Beginning of Period	163,963	127,660
End of Period	$260,649	$163,963
(1) Capital Share Transactions:
Class I:
Shares Subscribed	401	637
Shares Issued on Distributions Reinvested	—	368
Shares Redeemed	(563)	(1,228)
Net Decrease in Class I Shares Outstanding	(162)	(223)
Class II:
Shares Subscribed	1,200	1,502
Shares Issued on Distributions Reinvested	—	1,443
Shares Redeemed	(1,207)	(1,992)
Net Increase (Decrease) in Class II Shares Outstanding	(7)	953

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$13.05		$10.71		$12.10		$8.72		$10.03		$12.73
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.07)		(0.08)		(0.05)		(0.00	)(3)	(0.08)
Net Realized and Unrealized Gain (Loss)	8.04		4.45		1.69		3.43		(0.87)		(0.50)
Total from Investment Operations	7.98		4.38		1.61		3.38		(0.87)		(0.58)
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.04)		(3.00)		—		(0.44)		(2.12)
Net Asset Value, End of Period	$21.03		$13.05		$10.71		$12.10		$8.72		$10.03
Total Return(4)	61.15	%(8)	40.11%		10.65%		38.76%		(8.78)%		(5.90)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,143		$30,739		$27,630		$28,747		$27,893		$48,467
Ratio of Expenses Before Expense Limitation	1.10	%(9)	1.11%		1.15%		1.17%		1.14%		1.10%
Ratio of Expenses After Expense Limitation	0.95	%(5)(9)	0.94	%(5)	0.94	%(5)	0.99	%(5)(6)	1.04	%(5)	1.05	%(5)
Ratio of Net Investment Loss	(0.76	)%(5)(9)	(0.49	)%(5)	(0.59	)%(5)	(0.45	)%(5)	(0.00	)%(5)(7)	(0.67	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.00	%(7)	0.01%		0.00	%(7)
Portfolio Turnover Rate	22	%(8)	101%		89%		64%		42%		25%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2017, the maximum ratio was 1.05% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Discovery Portfolio

	Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$12.63		$10.42		$11.85		$8.55		$9.85		$12.55
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.08)		(0.09)		(0.06)		(0.01)		(0.09)
Net Realized and Unrealized Gain (Loss)	7.77		4.33		1.66		3.36		(0.85)		(0.49)
Total from Investment Operations	7.71		4.25		1.57		3.30		(0.86)		(0.58)
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.04)		(3.00)		—		(0.44)		(2.12)
Net Asset Value, End of Period	$20.34		$12.63		$10.42		$11.85		$8.55		$9.85
Total Return(3)	61.05	%(7)	39.97%		10.53%		38.60%		(8.84)%		(5.99)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$214,506		$133,224		$100,030		$89,140		$75,163		$98,499
Ratio of Expenses Before Expense Limitation	1.35	%(8)	1.36%		1.40%		1.42%		1.39%		1.39%
Ratio of Expenses After Expense Limitation	1.05	%(4)(8)	1.04	%(4)	1.04	%(4)	1.09	%(4)(5)	1.14	%(4)	1.15	%(4)
Ratio of Net Investment Loss	(0.86	)%(4)(8)	(0.59	)%(4)	(0.69	)%(4)	(0.55	)%(4)	(0.10	)%(4)	(0.77	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.00	%(6)	0.01%		0.00	%(6)
Portfolio Turnover Rate	22	%(7)	101%		89%		64%		42%		25%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.15% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant ex-

changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$5,172	$—	$—	$5,172
Electronic Equipment, Instruments & Components	2,662	—	—	2,662
Entertainment	15,550	—	—	15,550
Health Care Equipment & Supplies	9,146	—	—	9,146
Health Care Providers & Services	4,826	—	—	4,826
Health Care Technology	10,971	—	722	11,693

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$63,668	$4,984	$—	$68,652
Interactive Media & Services	19,271	—	—	19,271
Internet & Direct Marketing Retail	19,923	—	—	19,923
Leisure Products	6,909	—	—	6,909
Life Sciences Tools & Services	8,501	—	—	8,501
Metals & Mining	454	—	—	454
Oil, Gas & Consumable Fuels	567	—	—	567
Semiconductors & Semiconductor Equipment	2,680	—	—	2,680
Software	65,360	—	—	65,360
Specialty Retail	9,044	—	—	9,044
Total Common Stocks	244,704	4,984	722	250,410
Preferred Stocks
Internet & Direct Marketing Retail	154	—	2,692	2,846
Software	—	—	1,433	1,433
Total Preferred Stocks	154	—	4,125	4,279
Call Options Purchased	—	181	—	181
Short-Term Investment
Investment Company	8,009	—	—	8,009
Total Assets	$252,867	$5,165	$4,847	$262,879

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$709	$5,712
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	13	(1,587)
Realized gains (losses)	—	—
Ending Balance	$722	$4,125
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020.	$13	$(1,587)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2020.

	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Common Stock	$722	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.4x	Increase
			Discount for Lack of Marketability	12.0%	Decrease
Preferred Stocks	$4,125	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%–16.0%/14.8%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.7x–30.3x/9.4x	Increase
			Discount for Lack of Marketability	14.0%–16.5%/15.6%	Decrease
		Comparable Transactions	Enterprise Value/ Revenue	15.0x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options Investments, at Value	(Purchased Options)	Currency Risk	$181	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(319	)(b)

(b)  Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$53	(c)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$181	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$181	$—	$(181)	$0

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	111,347,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2020, the Fund did not have any outstanding securities on loan.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case,

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.60% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $136,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2020, this waiver amounted to approximately $114,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $41,045,000 and $48,817,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$8,601	$34,755	$35,347	$12
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$8,009

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trade purchases of approximately $290,000.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent

Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$604	$23,422	$1,341	$27,131

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,331	$23,020

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 61.6%.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
3174455 EXP. 08.31.21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Emerging Markets Debt Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Expense Example

Emerging Markets Debt Portfolio

As a shareholder of the Emerging Markets Debt Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$963.50	$1,019.19	$5.57	$5.72	1.14%
Emerging Markets Debt Portfolio Class II	1,000.00	964.50	1,018.95	5.81	5.97	1.19

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.6%)
Angola (1.5%)
Sovereign (1.5%)
Angolan Government International Bond, 8.00%, 11/26/29 (a)	$1,990	$1,646
9.38%, 5/8/48 (a)	890	728
		2,374
Argentina (1.7%)
Corporate Bonds (1.1%)
Province of Santa Fe, 6.90%, 11/1/27 (a)	1,210	732
Provincia de Cordoba, 7.45%, 9/1/24 (a)	440	262
Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (a)	1,470	661
		1,655
Sovereign (0.6%)
Argentine Republic Government International Bond, 7.50%, 4/22/26 (b)(c)	2,295	933
		2,588
Azerbaijan (1.5%)
Sovereign (1.5%)
Republic of Azerbaijan International Bond, 3.50%, 9/1/32	2,430	2,381
Bahrain (1.1%)
Sovereign (1.1%)
Bahrain Government International Bond, 7.50%, 9/20/47	1,530	1,713
Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus International Bond, 6.20%, 2/28/30 (a)	720	691
Republic of Belarus Ministry of Finance, 6.38%, 2/24/31 (a)	550	532
		1,223
Brazil (5.4%)
Corporate Bonds (2.9%)
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,030	944
CSN Islands XI Corp., 6.75%, 1/28/28 (a)	1,130	973
Minerva Luxembourg SA, 5.88%, 1/19/28 (a)	1,080	1,061
Petrobras Global Finance BV, 5.09%, 1/15/30 (a)	449	448
6.75%, 6/3/50	320	330
Rumo Luxembourg Sarl, 5.25%, 1/10/28	360	360
7.38%, 2/9/24	452	475
		4,591
	Face Amount (000)	Value (000)
Sovereign (2.5%)
Brazilian Government International Bond, 3.88%, 6/12/30	$460	$444
4.50%, 5/30/29	420	431
5.00%, 1/27/45	1,739	1,677
6.00%, 4/7/26	1,250	1,418
		3,970
		8,561
Chile (2.8%)
Corporate Bonds (1.2%)
Colbun SA, 3.15%, 3/6/30 (a)	990	1,003
Geopark Ltd., 6.50%, 9/21/24 (a)	890	821
		1,824
Sovereign (1.6%)
Chile Government International Bond, 3.50%, 1/25/50	1,350	1,522
3.86%, 6/21/47	230	274
Empresa Nacional del Petroleo, 4.75%, 12/6/21	761	789
		2,585
		4,409
China (5.3%)
Corporate Bond (0.6%)
Fufeng Group Ltd., 5.88%, 8/28/21	950	972
Sovereign (4.7%)
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 5/17/42	1,090	1,407
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	1,070	1,172
Sinopec Group Overseas Development 2018 Ltd., 2.95%, 11/12/29 (a)	1,600	1,682
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 6/2/21 (a)	1,340	1,354
3.70%, 6/10/25	750	821
3.70%, 6/10/25 (a)	838	917
		7,353
		8,325
Colombia (2.5%)
Corporate Bonds (0.7%)
Millicom International Cellular SA, 6.63%, 10/15/26 (a)(d)	390	416
Termocandelaria Power Ltd., 7.88%, 1/30/29 (a)	610	643
		1,059

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (1.8%)
Colombia Government International Bond, 3.00%, 1/30/30		$556	$552
5.00%, 6/15/45		1,960	2,228
			2,780
			3,839
Costa Rica (0.8%)
Sovereign (0.8%)
Costa Rica Government International Bond, 6.13%, 2/19/31 (a)		840	728
7.16%, 3/12/45		710	596
			1,324
Croatia (0.3%)
Sovereign (0.3%)
Croatia Government International Bond, 6.00%, 1/26/24		400	459
Dominican Republic (2.8%)
Sovereign (2.8%)
Dominican Republic International Bond, 5.88%, 1/30/60 (a)		320	276
6.00%, 7/19/28 (a)		570	575
6.85%, 1/27/45 (a)		740	713
6.88%, 1/29/26 (a)		1,310	1,378
7.45%, 4/30/44 (a)		739	765
9.75%, 6/5/26 (a)	DOP	44,050	680
			4,387
Ecuador (1.8%)
Sovereign (1.8%)
Ecuador Government International Bond, 7.78%, 1/23/28 (b)(c)		$520	216
8.88%, 10/23/27 (b)(c)		2,000	848
9.63%, 6/2/27 (b)(c)		800	344
9.65%, 12/13/26 (b)(c)		1,080	468
10.65%, 1/31/29 (a)(b)(c)		460	191
10.65%, 1/31/29 (b)(c)		1,900	789
			2,856
Egypt (3.6%)
Sovereign (3.6%)
Egypt Government International Bond, 4.75%, 4/16/26	EUR	510	546
6.38%, 4/11/31 (a)		1,300	1,356
6.59%, 2/21/28		$1,000	990
7.50%, 1/31/27 (a)(d)		890	936
8.15%, 11/20/59 (a)		1,540	1,439
8.88%, 5/29/50 (a)		340	337
			5,604
El Salvador (1.5%)
Sovereign (1.5%)
El Salvador Government International Bond, 6.38%, 1/18/27		1,491	1,286
7.12%, 1/20/50 (a)		360	295
8.63%, 2/28/29 (a)		760	731
			2,312
	Face Amount (000)	Value (000)
Gabon (0.5%)
Sovereign (0.5%)
Republic of Gabon, 6.63%, 2/6/31 (a)	$320	$287
6.95%, 6/16/25 (a)	610	575
		862
Ghana (1.7%)
Sovereign (1.7%)
Ghana Government International Bond, 8.63%, 6/16/49 (a)	1,820	1,655
8.95%, 3/26/51 (a)	1,070	984
		2,639
Guatemala (1.2%)
Sovereign (1.2%)
Guatemala Government Bond, 4.88%, 2/13/28	1,410	1,509
6.13%, 6/1/50 (a)	320	371
		1,880
Honduras (0.4%)
Sovereign (0.4%)
Honduras Government International Bond, 5.63%, 6/24/30 (a)(d)	180	184
8.75%, 12/16/20	400	408
		592
Hungary (1.3%)
Sovereign (1.3%)
Hungary Government International Bond, 5.38%, 3/25/24	1,250	1,422
7.63%, 3/29/41	350	588
		2,010
India (0.5%)
Sovereign (0.5%)
Export-Import Bank of India, 3.38%, 8/5/26 (a)	790	816
Indonesia (6.2%)
Sovereign (6.2%)
Indonesia Government International Bond, 3.85%, 7/18/27	400	434
4.13%, 1/15/25	2,564	2,791
4.45%, 4/15/70	860	993
4.75%, 1/8/26 (a)	830	937
4.75%, 1/8/26	990	1,117
5.35%, 2/11/49	200	260
5.88%, 1/15/24	1,250	1,420
Pertamina Persero PT, 6.45%, 5/30/44 (a)	680	874
6.50%, 11/7/48 (a)	660	867
		9,693
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond, 6.75%, 3/9/23 (a)	820	759

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Jamaica (1.2%)
Sovereign (1.2%)
Jamaica Government International Bond, 7.88%, 7/28/45		$720	$883
8.00%, 3/15/39		860	1,065
			1,948
Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond, 7.38%, 10/10/47 (a)		840	866
Kazakhstan (2.0%)
Sovereign (2.0%)
Kazakhstan Government International Bond, 5.13%, 7/21/25 (a)		200	233
5.13%, 7/21/25		1,000	1,162
6.50%, 7/21/45		320	475
KazMunayGas National Co., JSC, 6.38%, 10/24/48 (a)		980	1,239
			3,109
Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond, 8.00%, 5/22/32 (a)		1,110	1,099
Lebanon (0.3%)
Sovereign (0.3%)
Lebanon Government International Bond, 6.85%, 3/23/27 - 5/25/29 (b)(c)		2,940	528
Lithuania (0.3%)
Sovereign (0.3%)
Lithuania Government International Bond, 6.63%, 2/1/22		430	469
Malaysia (0.5%)
Sovereign (0.5%)
Petronas Capital Ltd., 3.50%, 3/18/25		720	787
Mexico (6.7%)
Corporate Bond (0.8%)
Orbia Advance Corp SAB de CV, 5.50%, 1/15/48 (a)		1,240	1,307
Sovereign (5.9%)
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)		243	238
Mexican BonosSeries M, 7.50%, 6/3/27	MXN	18,115	879
Mexico Government International Bond, 3.75%, 1/11/28		$990	1,032
4.15%, 3/28/27		1,244	1,340
4.50%, 4/22/29 (d)		410	446
4.60%, 1/23/46		580	600
	Face Amount (000)	Value (000)
Petroleos Mexicanos, 6.84%, 1/23/30 (a)	$1,501	$1,324
6.95%, 1/28/60 (a)	470	362
7.69%, 1/23/50	450	376
7.69%, 1/23/50 (a)	3,288	2,750
		9,347
		10,654
Mongolia (0.5%)
Sovereign (0.5%)
Mongolia Government International Bond, 5.63%, 5/1/23	740	743
Nigeria (2.7%)
Corporate Bond (0.6%)
IHS Netherlands Holdco BV, 8.00%, 9/18/27 (a)	950	967
Sovereign (2.1%)
Nigeria Government International Bond, 6.38%, 7/12/23	270	276
6.50%, 11/28/27 (a)	920	878
7.14%, 2/23/30 (a)	860	806
9.25%, 1/21/49 (a)	1,400	1,422
		3,382
		4,349
Oman (1.3%)
Sovereign (1.3%)
Oman Government International Bond, 6.00%, 8/1/29 (a)	2,200	2,057
Panama (3.1%)
Sovereign (3.1%)
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)	1,245	1,341
Panama Government International Bond, 3.87%, 7/23/60	470	535
4.00%, 9/22/24 (d)	1,264	1,378
4.50%, 4/1/56	450	554
8.88%, 9/30/27	763	1,086
		4,894
Paraguay (2.0%)
Sovereign (2.0%)
Paraguay Government International Bond, 4.63%, 1/25/23 (a)	320	337
4.70%, 3/27/27 (a)	523	573
4.95%, 4/28/31 (a)	600	671
5.40%, 3/30/50 (a)	610	709
6.10%, 8/11/44 (a)	760	938
		3,228
Peru (3.5%)
Sovereign (3.5%)
Corporación Financiera de Desarrollo SA, 5.25%, 7/15/29 (a)	998	1,051
Peruvian Government International Bond, 5.63%, 11/18/50 (d)	890	1,408
6.55%, 3/14/37	1,150	1,754

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Sovereign (cont'd)
Petroleos del Peru SA, 4.75%, 6/19/32 (a)	$1,140	$1,269
		5,482
Philippines (2.2%)
Sovereign (2.2%)
Philippine Government International Bond, 3.95%, 1/20/40	386	449
9.50%, 2/2/30	1,849	3,016
		3,465
Poland (1.6%)
Sovereign (1.6%)
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,290	1,368
4.00%, 1/22/24	800	890
5.00%, 3/23/22	250	268
		2,526
Qatar (3.6%)
Sovereign (3.6%)
Qatar Government International Bond, 3.75%, 4/16/30 (a)	760	867
4.00%, 3/14/29	950	1,095
4.82%, 3/14/49 (a)	2,870	3,785
		5,747
Romania (0.4%)
Sovereign (0.4%)
Romanian Government International Bond, 4.38%, 8/22/23	600	639
Russia (4.1%)
Sovereign (4.1%)
Russian Foreign Bond — Eurobond, 4.50%, 4/4/22	2,200	2,328
5.63%, 4/4/42	3,000	4,079
		6,407
Saudi Arabia (2.0%)
Sovereign (2.0%)
Saudi Government International Bond, 4.38%, 4/16/29	1,300	1,515
5.25%, 1/16/50 (a)	1,280	1,649
		3,164
Senegal (0.6%)
Sovereign (0.6%)
Senegal Government International Bond, 6.25%, 5/23/33 (a)	920	940
South Africa (1.2%)
Sovereign (1.2%)
Eskom Holdings SOC Ltd., 7.13%, 2/11/25	760	707
8.45%, 8/10/28 (a)	1,220	1,144
		1,851
	Face Amount (000)	Value (000)
Sri Lanka (1.5%)
Sovereign (1.5%)
Sri Lanka Government International Bond, 6.20%, 5/11/27	$2,000	$1,315
7.55%, 3/28/30	300	197
7.85%, 3/14/29	1,300	860
		2,372
Turkey (2.5%)
Sovereign (2.5%)
Turkey Government International Bond, 4.88%, 4/16/43	630	488
5.63%, 3/30/21 (d)	1,204	1,227
6.88%, 3/17/36	700	683
7.25%, 12/23/23	1,480	1,545
		3,943
Ukraine (2.5%)
Sovereign (2.5%)
Ukraine Government International Bond, 7.75%, 9/1/23 - 9/1/26	3,730	3,912
United Arab Emirates (2.3%)
Corporate Bond (0.5%)
DP World Crescent Ltd., 4.85%, 9/26/28	740	782
Sovereign (1.8%)
Abu Dhabi Government International Bond, 2.50%, 9/30/29 (a)	1,750	1,839
3.13%, 5/3/26	938	1,020
		2,859
		3,641
Uruguay (1.8%)
Sovereign (1.8%)
Uruguay Government International Bond, 4.38%, 10/27/27	1,100	1,261
5.10%, 6/18/50	1,220	1,579
		2,840
Venezuela (0.3%)
Sovereign (0.3%)
Petroleos de Venezuela SA, 6.00%, 11/15/26 (b)(c)	15,740	456
Total Fixed Income Securities (Cost $164,191)		153,722
	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, 0.00% expires 11/15/20	750	9
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00% expires 4/15/20	2,750	8
Total Warrants (Cost $—)		17

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Shares	Value (000)
Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	1,054,337	$1,054
	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $104; fully collateralized by a U.S. Government obligation; 0.50% due 3/15/23; valued at $106)	$104	104
Merrill Lynch & Co., Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $182; fully collateralized by U.S. Government obligations; 1.38% – 3.88% due 9/30/20 – 8/15/40; valued at $186)	182	182
		286
Total Securities held as Collateral on Loaned Securities (Cost $1,340)		1,340
	Shares
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $2,416)	2,415,527	2,416
Total Short-Term Investments (Cost $3,756)		3,756
Total Investments (100.0%) (Cost $167,947) Including $4,561 of Securities Loaned (e)(f)		157,495
Other Assets in Excess of Liabilities (0.0%) (g)		39
Net Assets (100.0%)		$157,534

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Issuer in bankruptcy.

(c)  Non-income producing security; bond in default.

(d)  All or a portion of this security was on loan at June 30, 2020.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(f)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,746,000 and the aggregate gross unrealized depreciation is approximately $20,193,000, resulting in net unrealized depreciation of approximately $10,447,000.

(g)  Amount is less than 0.05%.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (000)
Citibank NA		$751	EUR	670	9/10/20	$3
JPMorgan Chase Bank NA	EUR	2,350		$2,647	9/10/20	2
						$5

DOP  — Dominican Peso

EUR  — Euro

MXN  — Mexican Peso

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	90.0%
Corporate Bonds	8.4
Other**	1.6
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contracts with total unrealized appreciation of approximately $5,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $164,477)	$154,025
Investment in Security of Affiliated Issuer, at Value (Cost $3,470)	3,470
Total Investments in Securities, at Value (Cost $167,947)	157,495
Foreign Currency, at Value (Cost $33)	26
Interest Receivable	2,383
Due from Broker	41
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	5
Receivable for Fund Shares Sold	3
Receivable from Affiliate	—	@
Receivable from Securities Lending Income	—	@
Other Assets	23
Total Assets	159,976
Liabilities:
Collateral on Securities Loaned, at Value	1,340
Payable for Investments Purchased	360
Payable for Advisory Fees	289
Deferred Capital Gain Country Tax	191
Payable for Fund Shares Redeemed	100
Payable for Servicing Fees	76
Payable for Professional Fees	38
Payable for Custodian Fees	10
Payable for Administration Fees	10
Payable for Transfer Agency Fees	2
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	25
Total Liabilities	2,442
NET ASSETS	$157,534
Net Assets Consist of:
Paid-in-Capital	$179,863
Total Accumulated Loss	(22,329)
Net Assets	$157,534
CLASS I:
Net Assets	$138,924
Net Asset Value, Offering and Redemption Price Per Share Applicable to 18,767,946 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.40
CLASS II:
Net Assets	$18,610
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,535,443 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.34
(1) Including:
Securities on Loan, at Value:	$4,561

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $18 of Foreign Taxes Withheld)	$4,548
Dividends from Security of Affiliated Issuer (Note H)	26
Dividends from Securities of Unaffiliated Issuers	11
Income from Securities Loaned — Net	7
Total Investment Income	4,592
Expenses:
Advisory Fees (Note B)	637
Servicing Fees (Note D)	142
Administration Fees (Note C)	68
Professional Fees	67
Distribution Fees — Class II Shares (Note E)	24
Custodian Fees (Note G)	15
Shareholder Reporting Fees	14
Pricing Fees	8
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Other Expenses	11
Total Expenses	995
Waiver of Distribution Fees — Class II Shares (Note E)	(19)
Rebate from Morgan Stanley Affiliate (Note H)	(5)
Net Expenses	971
Net Investment Income	3,621
Realized Gain (Loss):
Investments Sold	2,953
Foreign Currency Forward Exchange Contracts	(85)
Foreign Currency Translation	(25)
Net Realized Gain	2,843
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $215)	(15,702)
Foreign Currency Forward Exchange Contracts	26
Foreign Currency Translation	(6)
Net Change in Unrealized Appreciation (Depreciation)	(15,682)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(12,839)
Net Decrease in Net Assets Resulting from Operations	$(9,218)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,621	$9,689
Net Realized Gain (Loss)	2,843	(5,209)
Net Change in Unrealized Appreciation (Depreciation)	(15,682)	21,132
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,218)	25,612
Dividends and Distributions to Shareholders:
Class I	—	(9,202)
Class II	—	(1,118)
Total Dividends and Distributions to Shareholders	—	(10,320)
Capital Share Transactions:(1)
Class I:
Subscribed	6,957	16,559
Distributions Reinvested	—	9,202
Redeemed	(30,117)	(34,616)
Class II:
Subscribed	1,024	2,508
Distributions Reinvested	—	1,118
Redeemed	(2,657)	(3,602)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(24,793)	(8,831)
Total Increase (Decrease) in Net Assets	(34,011)	6,461
Net Assets:
Beginning of Period	191,545	185,084
End of Period	$157,534	$191,545
(1) Capital Share Transactions:
Class I:
Shares Subscribed	967	2,195
Shares Issued on Distributions Reinvested	—	1,219
Shares Redeemed	(4,382)	(4,595)
Net Decrease in Class I Shares Outstanding	(3,415)	(1,181)
Class II:
Shares Subscribed	139	336
Shares Issued on Distributions Reinvested	—	149
Shares Redeemed	(382)	(480)
Net Increase (Decrease) in Class II Shares Outstanding	(243)	5

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$7.68		$7.09		$8.08		$7.79		$7.45		$7.95
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.38		0.36		0.42		0.45		0.41
Net Realized and Unrealized Gain (Loss)	(0.43)		0.62		(0.92)		0.32		0.34		(0.48)
Total from Investment Operations	(0.28)		1.00		(0.56)		0.74		0.79		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)		(0.43)		(0.45)		(0.45)		(0.43)
Net Asset Value, End of Period	$7.40		$7.68		$7.09		$8.08		$7.79		$7.45
Total Return(3)	(3.65	)%(6)	14.25%		(6.94)%		9.71%		10.55%		(1.12)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$138,924		$170,382		$165,582		$219,994		$200,455		$209,794
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		1.08%		N/A
Ratio of Expenses After Expense Limitation	1.14	%(4)(7)	1.11	%(4)	1.11	%(4)	1.10	%(4)	1.05	%(4)	1.09	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		1.11	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	4.27	%(4)(7)	5.04	%(4)	4.83	%(4)	5.22	%(4)	5.72	%(4)	5.24	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.00	%(5)	0.01%		0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	30	%(6)	40%		32%		46%		53%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Income would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$7.61		$7.03		$8.02		$7.74		$7.40		$7.90
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.37		0.36		0.41		0.44		0.40
Net Realized and Unrealized Gain (Loss)	(0.42)		0.62		(0.92)		0.32		0.34		(0.48)
Total from Investment Operations	(0.27)		0.99		(0.56)		0.73		0.78		(0.08)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)		(0.43)		(0.45)		(0.44)		(0.42)
Net Asset Value, End of Period	$7.34		$7.61		$7.03		$8.02		$7.74		$7.40
Total Return(3)	(3.55	)%(6)	14.17%		(7.04)%		9.58%		10.58%		(1.17)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,610		$21,163		$19,502		$22,144		$19,661		$18,270
Ratio of Expenses Before Expense Limitation	1.39	%(7)	1.37%		1.36%		1.36%		1.33%		1.37%
Ratio of Expenses After Expense Limitation	1.19	%(4)(7)	1.16	%(4)	1.16	%(4)	1.15	%(4)	1.10	%(4)	1.14	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		1.16	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	4.22	%(4)(7)	4.99	%(4)	4.78	%(4)	5.17	%(4)	5.67	%(4)	5.19	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.00	%(5)	0.01%		0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	30	%(6)	40%		32%		46%		53%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Income would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$13,157	$—	$13,157
Sovereign	—	140,565	—	140,565
Total Fixed Income Securities	—	153,722	—	153,722
Warrants	—	17	—	17
Short-Term Investments
Investment Company	3,470	—	—	3,470
Repurchase Agreements	—	286	—	286
Total Short-Term Investments	3,470	286	—	3,756
Foreign Currency Forward Exchange Contracts	—	5	—	5
Total Assets	$3,470	$154,030	$—	$157,500

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs,

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$5

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(85)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$26

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$5	$—

(a)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Citibank NA	$3	$—	$—	$3
JPMorgan Chase Bank NA	2	—	—	2
Total	$5	$—	$—	$5

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$3,378,000

7.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,561	(b)	$—	$(4,561	)(c)(d)	$0

(b)  Represents market value of loaned securities at period end.

(c)  The Fund received cash collateral of approximately $1,340,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $3,309,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$146	$—	$—	$—	$146
Sovereign	1,194	—	—	—	1,194
Total Borrowings	$1,340	$—	$—	$—	$1,340
Gross amount of recognized liabilities for securities lending transactions					$1,340

8  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

loss in the event of a failure to complete the transaction by the counterparty.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2020, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2020.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is inappropriate. For the six months ended June 30, 2020, this waiver amounted to approximately $19,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $49,052,000 and $62,723,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9,041	$32,339	$37,910	$26
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$3,470

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:	2018 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$10,320	$12,224

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7,189	$—

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

losses of approximately $1,564,000 and $22,011,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 63.3%.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was higher than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group averages and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
3173370 EXP. 08.31.21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Emerging Markets Equity Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Expense Example

Emerging Markets Equity Portfolio

As a shareholder of the Emerging Markets Equity Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$878.00	$1,018.65	$5.84	$6.27	1.25%
Emerging Markets Equity Portfolio Class II	1,000.00	877.60	1,018.40	6.07	6.52	1.30

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Argentina (0.9%)
Globant SA (a)	12,128	$1,817
Brazil (7.4%)
Atacadao SA	460,541	1,673
Hapvida Participacoes e Investimentos SA	155,697	1,780
Localiza Rent a Car SA	254,761	1,917
Lojas Renner SA	242,377	1,863
Pagseguro Digital Ltd., Class A (a)	59,585	2,106
Petroleo Brasileiro SA	362,187	1,488
Petroleo Brasileiro SA (Preference)	401,347	1,590
Rumo SA (a)	455,669	1,884
		14,301
China (36.6%)
Alibaba Group Holding Ltd. (a)(b)	110,300	2,976
Alibaba Group Holding Ltd. ADR (a)	48,095	10,374
Anhui Conch Cement Co., Ltd., Class A	280,084	2,107
Bank of China Ltd. H Shares (b)	6,438,000	2,385
China Construction Bank Corp. H Shares (b)	4,441,230	3,612
China International Capital Corp., Ltd. H Shares (a)(b)(c)	516,000	1,021
China Mengniu Dairy Co., Ltd. (a)(b)	798,000	3,060
China Mobile Ltd. (b)	166,000	1,121
China Overseas Land & Investment Ltd. (b)	426,000	1,301
China Resources Beer Holdings Co., Ltd. (b)	470,000	2,624
China Resources Land Ltd. (b)	238,000	910
CSPC Pharmaceutical Group Ltd. (b)	1,106,400	2,095
Hua Hong Semiconductor Ltd. (a)(b)(c)	568,000	1,991
Jiangsu Hengrui Medicine Co., Ltd., Class A	83,758	1,095
Joincare Pharmaceutical Group Industry Co. Ltd.	352,400	810
Kweichow Moutai Co., Ltd., Class A	20,191	4,193
New Oriental Education & Technology Group, Inc. ADR (a)	19,213	2,502
Ping An Insurance Group Co. of China Ltd., Class A	130,889	1,325
Ping An Insurance Group Co. of China Ltd. H Shares (b)	101,500	1,012
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares (b)	418,000	933
Shenzhou International Group Holdings Ltd. (b)	194,200	2,361
Sino Biopharmaceutical Ltd. (b)	1,000,000	1,885
TAL Education Group ADR (a)	26,677	1,824
Tencent Holdings Ltd. (b)	230,800	14,789
Universal Scientific Industrial Shanghai Co., Ltd., Class A	415,195	1,291
Yihai International Holding Ltd. (a)(b)	112,000	1,154
		70,751
Hong Kong (0.4%)
Budweiser Brewing Co. APAC Ltd.	276,900	811
Hungary (1.1%)
Richter Gedeon Nyrt	102,600	2,129
	Shares	Value (000)
India (6.1%)
Bharti Airtel Ltd. (a)	238,726	$1,773
Eicher Motors Ltd.	3,447	837
HDFC Bank Ltd. ADR	29,965	1,362
ICICI Bank Ltd.	299,297	1,395
ICICI Prudential Life Insurance Co., Ltd.	165,796	937
Infosys Ltd.	169,337	1,646
Infosys Ltd. ADR	41,206	398
Larsen & Toubro Ltd.	57,330	720
Marico Ltd.	24,269	113
Reliance Industries Partly Paid (a)	21,678	229
Reliance Industries Ltd.	67,152	1,528
Shree Cement Ltd.	3,053	933
		11,871
Indonesia (2.4%)
Astra International Tbk PT	2,383,000	806
Bank Central Asia Tbk PT	1,608,300	3,218
Bank Rakyat Indonesia Persero Tbk PT	2,495,300	532
		4,556
Korea, Republic of (7.8%)
Hotel Shilla Co., Ltd.	10,015	596
Kakao Corp.	5,765	1,294
NCSoft Corp.	3,135	2,332
Samsung Biologics Co., Ltd. (a)	1,841	1,194
Samsung Electronics Co., Ltd.	200,582	8,879
SK Hynix, Inc.	12,416	887
		15,182
Mexico (2.4%)
Grupo Aeroportuario del Centro Norte SAB de CV (a)	176,315	820
Grupo Financiero Banorte SAB de CV Series O	466,814	1,615
Wal-Mart de Mexico SAB de CV	945,486	2,261
		4,696
Peru (1.2%)
Cia de Minas Buenaventura SAA ADR	116,573	1,065
Credicorp Ltd.	9,647	1,290
		2,355
Philippines (0.4%)
Jollibee Foods Corp.	252,770	714
Poland (2.8%)
Jeronimo Martins SGPS SA	92,295	1,615
LPP SA (a)	958	1,462
PLAY Communications SA	184,088	1,422
Santander Bank Polska SA (a)	23,931	1,068
		5,567
Russia (6.7%)
LUKOIL PJSC ADR	32,848	2,442
Novatek PJSC GDR	16,670	2,363
Novolipetsk Steel PJSC GDR	58,418	1,163

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
TCS Group Holding PLC GDR	$72,311	$1,468
X5 Retail Group N.V. GDR	72,546	2,573
Yandex N.V., Class A (a)	56,751	2,838
		12,847
South Africa (2.3%)
Bidvest Group Ltd. (The)	160,585	1,318
Capitec Bank Holdings Ltd.	34,779	1,728
Clicks Group Ltd.	115,477	1,402
		4,448
Taiwan (11.9%)
ASE Technology Holding Co., Ltd.	546,738	1,259
CTBC Financial Holding Co., Ltd.	1,552,000	1,076
Delta Electronics, Inc.	123,000	702
Eclat Textile Co., Ltd.	54,000	629
Largan Precision Co., Ltd.	3,000	417
MediaTek, Inc.	138,000	2,728
Mega Financial Holding Co., Ltd.	1,258,000	1,322
Nanya Technology Corp.	322,000	672
President Chain Store Corp.	72,000	724
Taiwan Semiconductor Manufacturing Co., Ltd.	1,155,000	12,335
Vanguard International Semiconductor Corp.	427,000	1,136
		23,000
Thailand (1.0%)
Central Retail Corp. PCL (a)	30,100	32
CP ALL PCL (Foreign Shares) (a)	508,100	1,120
Muangthai Capital PCL (Foreign Shares) (a)	452,800	769
		1,921
Turkey (1.4%)
Akbank T.A.S. (a)	2,407,713	2,141
Migros Ticaret AS (a)	116,903	658
		2,799
United Kingdom (1.7%)
Avast PLC	180,429	1,179
Mondi PLC	111,335	2,090
		3,269
United States (3.4%)
ASML Holding NV	3,383	1,245
EPAM Systems, Inc. (a)	4,056	1,022
MercadoLibre, Inc. (a)	2,140	2,109
NIKE, Inc., Class B	21,599	2,118
		6,494
Total Common Stocks (Cost $142,877)		189,528
Short-Term Investments (2.0%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $508)	507,764	508
	Shares	Value (000)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $3,407)	3,406,889	$3,407
Total Short-Term Investments (Cost $3,915)		3,915
Total Investments (99.9%) (Cost $146,792) Including $2,545 of Securities Loaned (d)(e)		193,443
Other Assets in Excess of Liabilities (0.1%)		150
Net Assets (100.0%)		$193,593

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2020.

(d)  The approximate fair value and percentage of net assets, $138,417,000 and 71.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $58,043,000 and the aggregate gross unrealized depreciation is approximately $11,392,000, resulting in net unrealized appreciation of approximately $46,651,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	47.6%
Banks	11.8
Semiconductors & Semiconductor Equipment	11.6
Interactive Media & Services	9.8
Internet & Direct Marketing Retail	8.0
Food & Staples Retailing	6.2
Oil, Gas & Consumable Fuels	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $142,877)	$189,528
Investment in Security of Affiliated Issuer, at Value (Cost $3,915)	3,915
Total Investments in Securities, at Value (Cost $146,792)	193,443
Foreign Currency, at Value (Cost $760)	760
Receivable for Investments Sold	1,342
Dividends Receivable	459
Tax Reclaim Receivable	67
Receivable for Fund Shares Sold	40
Receivable from Securities Lending Income	3
Receivable from Affiliate	—	@
Other Assets	29
Total Assets	196,143
Liabilities:
Payable for Investments Purchased	1,327
Collateral on Securities Loaned, at Value	508
Payable for Advisory Fees	343
Payable for Servicing Fees	89
Payable for Fund Shares Redeemed	77
Payable for Custodian Fees	53
Deferred Capital Gain Country Tax	50
Payable for Professional Fees	44
Payable for Administration Fees	13
Payable for Transfer Agency Fees	3
Payable for Distribution Fees — Class II Shares	—	@
Other Liabilities	43
Total Liabilities	2,550
NET ASSETS	$193,593
Net Assets Consist of:
Paid-in-Capital	$156,673
Total Distributable Earnings	36,920
Net Assets	$193,593
CLASS I:
Net Assets	$134,479
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,579,268 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.04
CLASS II:
Net Assets	$59,114
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,227,296 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.98
(1) Including:
Securities on Loan, at Value:	$2,545

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $199 of Foreign Taxes Withheld)	$1,631
Dividends from Security of Affiliated Issuer (Note H)	9
Income from Securities Loaned — Net	9
Total Investment Income	1,649
Expenses:
Advisory Fees (Note B)	829
Servicing Fees (Note D)	155
Custodian Fees (Note G)	93
Administration Fees (Note C)	78
Distribution Fees — Class II Shares (Note E)	74
Professional Fees	68
Shareholder Reporting Fees	23
Transfer Agency Fees (Note F)	7
Directors' Fees and Expenses	4
Pricing Fees	4
Other Expenses	9
Total Expenses	1,344
Waiver of Distribution Fees — Class II Shares (Note E)	(59)
Waiver of Advisory Fees (Note B)	(51)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	1,232
Net Investment Income	417
Realized Loss:
Investments Sold	(15,022)
Foreign Currency Forward Exchange Contracts	(377)
Foreign Currency Translation	(159)
Net Realized Loss	(15,558)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $75)	(13,909)
Foreign Currency Forward Exchange Contracts	146
Foreign Currency Translation	(16)
Net Change in Unrealized Appreciation (Depreciation)	(13,779)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(29,337)
Net Decrease in Net Assets Resulting from Operations	$(28,920)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$417	$3,148
Net Realized Gain (Loss)	(15,558)	5,358
Net Change in Unrealized Appreciation (Depreciation)	(13,779)	34,480
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,920)	42,986
Dividends and Distributions to Shareholders:
Class I	—	(12,545)
Class II	—	(5,567)
Total Dividends and Distributions to Shareholders	—	(18,112)
Capital Share Transactions:(1)
Class I:
Subscribed	5,688	13,470
Distributions Reinvested	—	12,545
Redeemed	(14,863)	(55,300)
Class II:
Subscribed	5,796	7,329
Distributions Reinvested	—	5,567
Redeemed	(9,564)	(16,733)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,943)	(33,122)
Total Decrease in Net Assets	(41,863)	(8,248)
Net Assets:
Beginning of Period	235,456	243,704
End of Period	$193,593	$235,456
(1) Capital Share Transactions:
Class I:
Shares Subscribed	432	885
Shares Issued on Distributions Reinvested	—	840
Shares Redeemed	(1,097)	(3,583)
Net Decrease in Class I Shares Outstanding	(665)	(1,858)
Class II:
Shares Subscribed	418	495
Shares Issued on Distributions Reinvested	—	374
Shares Redeemed	(689)	(1,110)
Net Decrease in Class II Shares Outstanding	(271)	(241)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$15.99		$14.48		$17.65		$13.16		$12.39		$13.98
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.20		0.14		0.09		0.10		0.08
Net Realized and Unrealized Gain (Loss)	(1.98)		2.56		(3.23)		4.52		0.73		(1.56)
Total from Investment Operations	(1.95)		2.76		(3.09)		4.61		0.83		(1.48)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.08)		(0.12)		(0.06)		(0.11)
Net Realized Gain	—		(1.08)		—		—		—		—
Total Distributions	—		(1.25)		(0.08)		(0.12)		(0.06)		(0.11)
Net Asset Value, End of Period	$14.04		$15.99		$14.48		$17.65		$13.16		$12.39
Total Return(3)	(12.20	)%(8)	19.59%		(17.47)%		35.06%		6.74%		(10.69)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$134,479		$163,794		$175,300		$238,026		$174,423		$204,032
Ratio of Expenses Before Expense Limitation	1.30	%(9)	1.27%		N/A		1.32%		1.39%		1.64%
Ratio of Expenses After Expense Limitation	1.25	%(4)(9)	1.25	%(4)	1.22	%(4)	1.25	%(4)	1.28	%(4)(6)	1.40	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.25	%(4)	1.22	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	0.44	%(4)(9)	1.33	%(4)	0.86	%(4)	0.56	%(4)	0.74	%(4)	0.55	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	30	%(8)	36%		42%		37%		34%		38%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.42% for Class I shares.

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.35% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$15.93		$14.44		$17.59		$13.11		$12.35		$13.93
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.19		0.13		0.08		0.09		0.07
Net Realized and Unrealized Gain (Loss)	(1.98)		2.54		(3.21)		4.51		0.73		(1.55)
Total from Investment Operations	(1.95)		2.73		(3.08)		4.59		0.82		(1.48)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.07)		(0.11)		(0.06)		(0.10)
Net Realized Gain	—		(1.08)		—		—		—		—
Total Distributions	—		(1.24)		(0.07)		(0.11)		(0.06)		(0.10)
Net Asset Value, End of Period	$13.98		$15.93		$14.44		$17.59		$13.11		$12.35
Total Return(3)	(12.24	)%(8)	19.51%		(17.51)%		35.06%		6.62%		(10.71)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$59,114		$71,662		$68,404		$89,249		$76,392		$73,325
Ratio of Expenses Before Expense Limitation	1.55	%(9)	1.52%		1.48%		1.57%		1.64%		1.92%
Ratio of Expenses After Expense Limitation	1.30	%(4)(9)	1.30	%(4)	1.27	%(4)	1.30	%(4)	1.33	%(4)(6)	1.45	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non- Operating Expenses	N/A		1.30	%(4)	1.27	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	0.39	%(4)(9)	1.28	%(4)	0.81	%(4)	0.51	%(4)	0.69	%(4)	0.50	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	30	%(8)	36%		42%		37%		34%		38%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class II shares. Prior to September 30, 2015, the maximum ratio was 1.47% for Class II shares.

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class II shares. Prior to September 30, 2016, the maximum ratio was 1.40% for Class II shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no offi-

cial exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2. Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the ab-

sence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$—	$1,643	$—	$1,643
Banks	4,267	18,477	—	22,744
Beverages	—	7,628	—	7,628
Capital Markets	—	1,021	—	1,021

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Commercial Banks	$—	$1,468	$—	$1,468
Construction & Engineering	—	720	—	720
Construction Materials	—	3,040	—	3,040
Consumer Finance	—	769	—	769
Diversified Consumer Services	4,326	—	—	4,326
Electronic Equipment, Instruments & Components	—	2,410	—	2,410
Entertainment	—	2,332	—	2,332
Food & Staples Retailing	3,934	8,092	—	12,026
Food Products	—	4,214	—	4,214
Health Care Equipment & Supplies	—	933	—	933
Health Care Providers & Services	1,780	—	—	1,780
Hotels, Restaurants & Leisure	—	714	—	714
Industrial Conglomerates	—	1,318	—	1,318
Information Technology Services	3,526	1,646	—	5,172
Insurance	—	3,274	—	3,274
Interactive Media & Services	2,838	16,083	—	18,921
Internet & Direct Marketing Retail	12,483	2,976	—	15,459
Life Sciences Tools & Services	—	1,194	—	1,194
Metals & Mining	1,065	1,163	—	2,228
Multi-Line Retail	1,863	32	—	1,895
Oil, Gas & Consumable Fuels	3,307	6,333	—	9,640
Paper & Forest Products	—	2,090	—	2,090
Personal Products	—	113	—	113
Pharmaceuticals	—	8,014	—	8,014
Real Estate Management & Development	—	2,211	—	2,211
Road & Rail	3,801	—	—	3,801
Semiconductors & Semiconductor Equipment	1,245	21,008	—	22,253
Software	1,817	1,179	—	2,996
Specialty Retail	—	596	—	596
Tech Hardware, Storage & Peripherals	—	8,879	—	8,879
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Textiles, Apparel & Luxury Goods	$2,118	$4,452	$—	$6,570
Transportation Infrastructure	820	—	—	820
Wireless Telecommunication Services	—	4,316	—	4,316
Total Common Stocks	49,190	140,338	—	189,528
Short-Term Investments
Investment Company	3,915	—	—	3,915
Total Assets	$53,105	$140,338	$—	$193,443

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of June 30, 2020, the Fund did not have any open foreign currency forward exchange contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(377)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$146

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$28,542,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,545	(a)	$—	$(2,545	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $508,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,126,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$508	$—	$—	$—	$508
Total Borrowings	$508	$—	$—	$—	$508
Gross amount of recognized liabilities for securities lending transactions					$508

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.80% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $51,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2020, this waiver amounted to approximately $59,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $57,490,000 and $72,656,000, respectively. There were no purchases and sales of long-term

U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$3,605	$26,140	$25,830	$9
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$3,915

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,399	$15,713	$1,273	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(2,995)	$2,995

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,805	$3,447

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 54.5%.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
3174310 EXP. 08.31.21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Global Franchise Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Investment Advisory Agreement Approval	14
Liquidity Risk Management Program	16
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Expense Example

Global Franchise Portfolio

As a shareholder of the Global Franchise Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,006.40	$1,018.90	$5.99	$6.02	1.20%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
France (5.6%)
L'Oreal SA (BSRM) (a)	3,045	$983
LVMH Moet Hennessy Louis Vuitton SE	796	352
Pernod Ricard SA	2,993	471
		1,806
Germany (4.8%)
SAP SE	11,201	1,566
Italy (0.4%)
Davide Campari-Milano SpA	17,286	146
Netherlands (2.2%)
Heineken N.V.	7,762	716
United Kingdom (17.9%)
British American Tobacco PLC	23,426	898
Experian PLC	11,327	398
Reckitt Benckiser Group PLC	31,919	2,936
RELX PLC (Euronext N.V)	12,381	287
RELX PLC (LSE)	32,020	741
Unilever PLC	10,713	578
		5,838
United States (67.2%)
Abbott Laboratories	12,961	1,185
Accenture PLC, Class A	8,266	1,775
Automatic Data Processing, Inc.	7,860	1,170
Baxter International, Inc.	15,345	1,321
Becton Dickinson & Co.	5,423	1,298
Coca-Cola Co. (The)	13,041	583
Danaher Corp.	6,972	1,233
Factset Research Systems, Inc.	1,268	416
Fidelity National Information Services, Inc.	6,244	837
Fox Corp., Class A	10,435	280
Fox Corp., Class B (a)	5,824	156
Microsoft Corp.	15,334	3,121
Moody's Corp.	1,354	372
NIKE, Inc., Class B	4,387	430
Philip Morris International, Inc.	34,899	2,445
Procter & Gamble Co. (The)	12,240	1,464
Roper Technologies, Inc.	792	307
Thermo Fisher Scientific, Inc.	2,826	1,024
Visa, Inc., Class A	9,327	1,802
Zoetis, Inc.	4,681	641
		21,860
Total Common Stocks (Cost $19,572)		31,932
	Shares	Value (000)
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $586)	586,081	$586
Total Investments (99.9%) (Cost $20,158) (b)(c)		32,518
Other Assets in Excess of Liabilities (0.1%)		17
Net Assets (100.0%)		$32,535

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $10,072,000 and 31.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,853,000 and the aggregate gross unrealized depreciation is approximately $493,000, resulting in net unrealized appreciation of approximately $12,360,000.

BSRM  Berlin Second Regulated Market.

Euronext N.V.  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.2%
Information Technology Services	17.2
Health Care Equipment & Supplies	15.5
Software	14.4
Household Products	13.5
Tobacco	10.3
Beverages	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $19,572)	$31,932
Investment in Security of Affiliated Issuer, at Value (Cost $586)	586
Total Investments in Securities, at Value (Cost $20,158)	32,518
Dividends Receivable	62
Tax Reclaim Receivable	16
Receivable for Fund Shares Sold	10
Receivable from Affiliate	—	@
Other Assets	10
Total Assets	32,616
Liabilities:
Payable for Professional Fees	32
Payable for Advisory Fees	16
Payable for Servicing Fees	12
Payable for Distribution Fees — Class II Shares	7
Payable for Custodian Fees	3
Payable for Administration Fees	2
Payable for Fund Shares Redeemed	1
Payable for Transfer Agency Fees	1
Other Liabilities	7
Total Liabilities	81
NET ASSETS	$32,535
Net Assets Consist of:
Paid-in-Capital	$14,709
Total Distributable Earnings	17,826
Net Assets	$32,535
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,591,634 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.55

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$313
Dividends from Security of Affiliated Issuer (Note H)	2
Total Investment Income	315
Expenses:
Advisory Fees (Note B)	129
Professional Fees	53
Distribution Fees — Class II Shares (Note E)	40
Servicing Fees (Note D)	22
Administration Fees (Note C)	13
Custodian Fees (Note G)	9
Shareholder Reporting Fees	6
Directors' Fees and Expenses	3
Transfer Agency Fees (Note F)	2
Pricing Fees	1
Other Expenses	5
Total Expenses	283
Waiver of Advisory Fees (Note B)	(89)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	193
Net Investment Income	122
Realized Gain (Loss):
Investments Sold	1,957
Foreign Currency Translation	(3)
Net Realized Gain	1,954
Change in Unrealized Appreciation (Depreciation):
Investments	(2,022)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(2,022)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(68)
Net Increase in Net Assets Resulting from Operations	$54

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$122	$279
Net Realized Gain	1,954	3,256
Net Change in Unrealized Appreciation (Depreciation)	(2,022)	5,272
Net Increase in Net Assets Resulting from Operations	54	8,807
Dividends and Distributions to Shareholders:
Class II	—	(4,904)
Capital Share Transactions:(1)
Class II:
Subscribed	620	876
Distributions Reinvested	—	4,904
Redeemed	(3,432)	(6,712)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,812)	(932)
Total Increase (Decrease) in Net Assets	(2,758)	2,971
Net Assets:
Beginning of Period	35,293	32,322
End of Period	$32,535	$35,293
(1) Capital Share Transactions:
Class II:
Shares Subscribed	55	72
Shares Issued on Distributions Reinvested	—	415
Shares Redeemed	(294)	(547)
Net Decrease in Class II Shares Outstanding	(239)	(60)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$12.47		$11.18		$13.73		$12.64		$14.02		$16.04
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.10		0.11		0.13		0.16		0.19
Net Realized and Unrealized Gain (Loss)	0.03		3.09		(0.22)		2.96		0.63		0.76
Total from Investment Operations	0.08		3.19		(0.11)		3.09		0.79		0.95
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.15)		(0.19)		(0.21)		(0.35)
Net Realized Gain	—		(1.78)		(2.29)		(1.81)		(1.96)		(2.62)
Total Distributions	—		(1.90)		(2.44)		(2.00)		(2.17)		(2.97)
Net Asset Value, End of Period	$12.55		$12.47		$11.18		$13.73		$12.64		$14.02
Total Return(3)	0.64	%(6)	29.53%		(1.77)%		25.75%		5.42%		6.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,535		$35,293		$32,322		$39,318		$37,841		$45,673
Ratio of Expenses Before Expense Limitation	1.75	%(7)	1.69%		1.77%		1.73%		1.60%		1.65%
Ratio of Expenses After Expense Limitation	1.20	%(4)(7)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)
Ratio of Net Investment Income	0.75	%(4)(7)	0.82	%(4)	0.88	%(4)	0.96	%(4)	1.19	%(4)	1.25	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	11	%(6)	14%		27%		26%		24%		26%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Company seeks long-term capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid

8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$583	$1,333	$—	$1,916
Capital Markets	788	—	—	788
Health Care Equipment & Supplies	5,037	—	—	5,037
Household Products	1,464	2,936	—	4,400
Industrial Conglomerates	307	—	—	307
Information Technology Services	5,584	—	—	5,584
Life Sciences Tools & Services	1,024	—	—	1,024

9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Media	$436	$—	$—	$436
Personal Products	—	1,561	—	1,561
Pharmaceuticals	641	—	—	641
Professional Services	—	1,426	—	1,426
Software	3,121	1,566	—	4,687
Textiles, Apparel & Luxury Goods	430	352	—	782
Tobacco	2,445	898	—	3,343
Total Common Stocks	21,860	10,072	—	31,932
Short-Term Investment
Investment Company	586	—	—	586
Total Assets	$22,446	$10,072	$—	$32,518

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.25% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30,

2020, approximately $89,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody,

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $3,485,000 and $6,179,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$633	$3,365	$3,412	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$586

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$315	$4,589	$439	$5,927

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$366	$3,263

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 86.0%.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
3173418 EXP. 08.31.21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Global Infrastructure Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Expense Example

Global Infrastructure Portfolio

As a shareholder of the Global Infrastructure Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$899.00	$1,020.54	$4.11	$4.37	0.87%
Global Infrastructure Portfolio Class II	1,000.00	897.00	1,019.29	5.28	5.62	1.12

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Australia (6.0%)
APA Group	78,342	$606
Atlas Arteria Ltd.	181,421	838
Spark Infrastructure Group	501,984	750
Sydney Airport	78,310	309
Transurban Group	197,023	1,932
		4,435
Brazil (0.4%)
Energisa SA (Units) (a)	29,900	269
Canada (10.9%)
Canadian Pacific Railway Ltd.	300	77
Enbridge, Inc.	62,159	1,890
Gibson Energy, Inc.	145,150	2,259
Pembina Pipeline Corp. (b)	36,090	902
TC Energy Corp. (b)	67,302	2,875
		8,003
China (5.2%)
China Everbright International Ltd. (c)	2,083,000	1,105
China Gas Holdings Ltd. (c)	512,800	1,589
China Tower Corp. Ltd. H Shares (c)	2,922,000	519
ENN Energy Holdings Ltd. (c)	28,900	326
Jiangsu Expressway Co., Ltd. H Shares (c)	232,000	273
		3,812
Denmark (0.2%)
Orsted A/S	1,172	136
France (5.1%)
Aeroports de Paris (ADP)	2,320	240
Getlink SE (d)	37,840	547
Vinci SA	32,390	3,003
		3,790
India (2.5%)
Azure Power Global Ltd. (d)	116,694	1,862
Italy (4.2%)
Atlantia SpA (b)(d)	39,646	641
Infrastrutture Wireless Italiane SpA	72,760	731
Snam SpA	88,640	432
Terna Rete Elettrica Nazionale SpA	187,050	1,290
		3,094
Japan (1.3%)
Japan Airport Terminal Co., Ltd. (b)	5,200	222
Tokyo Gas Co., Ltd.	32,200	771
		993
Mexico (2.4%)
Promotora y Operadora de Infraestructura SAB de CV (d)	243,321	1,757
New Zealand (0.8%)
Auckland International Airport Ltd.	143,118	609
	Shares	Value (000)
Spain (6.0%)
Aena SME SA (d)	5,430	$726
Atlantica Yield PLC	40,562	1,180
Cellnex Telecom SA	17,852	1,091
Ferrovial SA	42,146	1,127
Red Electrica Corp., SA (b)	14,750	276
		4,400
Switzerland (0.5%)
Flughafen Zurich AG (Registered) (d)	2,680	350
United Kingdom (7.3%)
National Grid PLC	243,714	2,974
Pennon Group PLC	87,112	1,206
Severn Trent PLC	22,449	687
United Utilities Group PLC	45,299	509
		5,376
United States (45.3%)
Ameren Corp.	5,510	388
American Electric Power Co., Inc.	4,260	339
American Tower Corp. REIT	28,740	7,430
American Water Works Co., Inc.	13,450	1,731
Atmos Energy Corp.	20,327	2,024
Cheniere Energy, Inc. (d)	21,683	1,048
CMS Energy Corp.	10,030	586
Crown Castle International Corp. REIT	24,235	4,056
Edison International	23,527	1,278
Essential Utilities, Inc.	27,423	1,158
Evergy, Inc.	11,180	663
Eversource Energy	19,649	1,636
Kinder Morgan, Inc.	110,903	1,682
NiSource, Inc.	53,133	1,208
ONEOK, Inc.	22,440	746
SBA Communications Corp. REIT	5,740	1,710
Sempra Energy	18,126	2,125
Targa Resources Corp.	15,950	320
Union Pacific Corp.	440	74
Waste Management, Inc.	13,660	1,447
Williams Cos., Inc. (The)	54,610	1,039
Xcel Energy, Inc.	11,670	729
		33,417
Total Common Stocks (Cost $58,598)		72,303
Short-Term Investments (4.0%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $2,283)	2,282,668	2,283

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.8%)
HSBC Securities USA, Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $224; fully collateralized by a U.S. Government obligation; 0.5% due 3/15/23; valued at $229)	$224	$224
Merrill Lynch & Co., Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $395; fully collateralized by U.S. Government obligations; 1.38% – 3.88% due 9/30/20 – 8/15/40; valued at $403)	395	395
		619
Total Securities held as Collateral on Loaned Securities (Cost $2,902)		2,902
	Shares
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $39)	39,413	39
Total Short-Term Investments (Cost $2,941)		2,941
Total Investments (102.1%) (Cost $61,539) Including $4,383 of Securities Loaned (e)(f)		75,244
Liabilities in Excess of Other Assets (-2.1%)		(1,573)
Net Assets (100.0%)		$73,671

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2020.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate fair value and percentage of net assets, $25,815,000 and 35.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,569,000 and the aggregate gross unrealized depreciation is approximately $2,864,000, resulting in net unrealized appreciation of approximately $13,705,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	30.2%
Communications	21.5
Electricity Transmission & Distribution	13.2
Other**	12.3
Water	8.8
Toll Roads	8.3
Diversified	5.7
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $59,217)	$72,922
Investment in Security of Affiliated Issuer, at Value (Cost $2,322)	2,322
Total Investments in Securities, at Value (Cost $61,539)	75,244
Foreign Currency, at Value (Cost $163)	163
Receivable for Investments Sold	1,172
Dividends Receivable	246
Receivable for Fund Shares Sold	48
Tax Reclaim Receivable	12
Receivable from Securities Lending Income	1
Receivable from Affiliate	—	@
Other Assets	15
Total Assets	76,901
Liabilities:
Collateral on Securities Loaned, at Value	2,902
Payable for Investments Purchased	132
Payable for Advisory Fees	67
Payable for Servicing Fees	39
Payable for Professional Fees	37
Payable for Fund Shares Redeemed	21
Payable for Distribution Fees — Class II Shares	8
Payable for Custodian Fees	8
Payable for Administration Fees	5
Payable for Transfer Agency Fees	1
Other Liabilities	10
Total Liabilities	3,230
NET ASSETS	$73,671
Net Assets Consist of:
Paid-in-Capital	$59,620
Total Distributable Earnings	14,051
Net Assets	$73,671
CLASS I:
Net Assets	$35,016
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,798,295 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.30
CLASS II:
Net Assets	$38,655
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,343,827 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.23
(1) Including:
Securities on Loan, at Value:	$4,383

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $53 of Foreign Taxes Withheld)	$1,098
Dividends from Security of Affiliated Issuer (Note H)	3
Income from Securities Loaned — Net	2
Total Investment Income	1,103
Expenses:
Advisory Fees (Note B)	330
Professional Fees	58
Servicing Fees (Note D)	58
Distribution Fees — Class II Shares (Note E)	51
Administration Fees (Note C)	31
Custodian Fees (Note G)	18
Shareholder Reporting Fees	9
Directors' Fees and Expenses	3
Transfer Agency Fees (Note F)	3
Pricing Fees	2
Other Expenses	7
Total Expenses	570
Waiver of Advisory Fees (Note B)	(182)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	387
Net Investment Income	716
Realized Loss:
Investments Sold	(1,757)
Foreign Currency Translation	(10)
Net Realized Loss	(1,767)
Change in Unrealized Appreciation (Depreciation):
Investments	(7,713)
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	(7,714)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(9,481)
Net Decrease in Net Assets Resulting from Operations	$(8,765)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$716	$2,087
Net Realized Gain (Loss)	(1,767)	1,333
Net Change in Unrealized Appreciation (Depreciation)	(7,714)	17,287
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,765)	20,707
Dividends and Distributions to Shareholders:
Class I	—	(3,030)
Class II	—	(3,020)
Total Dividends and Distributions to Shareholders	—	(6,050)
Capital Share Transactions:(1)
Class I:
Subscribed	1,059	691
Distributions Reinvested	—	3,030
Redeemed	(4,092)	(7,493)
Class II:
Subscribed	2,255	5,255
Distributions Reinvested	—	3,020
Redeemed	(5,003)	(7,778)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,781)	(3,275)
Total Increase (Decrease) in Net Assets	(14,546)	11,382
Net Assets:
Beginning of Period	88,217	76,835
End of Period	$73,671	$88,217
(1) Capital Share Transactions:
Class I:
Shares Subscribed	144	90
Shares Issued on Distributions Reinvested	—	394
Shares Redeemed	(536)	(974)
Net Decrease in Class I Shares Outstanding	(392)	(490)
Class II:
Shares Subscribed	303	682
Shares Issued on Distributions Reinvested	—	395
Shares Redeemed	(672)	(1,018)
Net Increase (Decrease) in Class II Shares Outstanding	(369)	59

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$8.12		$6.80		$7.91		$7.53		$7.08		$9.31
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.20		0.20		0.23		0.22		0.22
Net Realized and Unrealized Gain (Loss)	(0.89)		1.69		(0.79)		0.72		0.88		(1.36)
Total from Investment Operations	(0.82)		1.89		(0.59)		0.95		1.10		(1.14)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.23)		(0.19)		(0.18)		(0.16)
Net Realized Gain	—		(0.35)		(0.29)		(0.38)		(0.47)		(0.93)
Total Distributions	—		(0.57)		(0.52)		(0.57)		(0.65)		(1.09)
Net Asset Value, End of Period	$7.30		$8.12		$6.80		$7.91		$7.53		$7.08
Total Return(3)	(10.10	)%(6)	28.30%		(7.85)%		12.96%		15.27%		(13.76)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,016		$42,162		$38,642		$50,116		$51,786		$52,323
Ratio of Expenses Before Expense Limitation	1.34	%(7)	1.33%		1.34%		1.34%		1.29%		1.35%
Ratio of Expenses After Expense Limitation	0.87	%(4)(7)	0.87	%(4)	0.87	%(4)	0.86	%(4)	0.86	%(4)	0.87	%(4)
Ratio of Net Investment Income	1.97	%(4)(7)	2.58	%(4)	2.80	%(4)	2.98	%(4)	2.87	%(4)	2.56	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.01%		0.01%		0.00	%(5)
Portfolio Turnover Rate	34	%(6)	30%		44%		43%		51%		50%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Global Infrastructure Portfolio

	Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$8.06		$6.76		$7.85		$7.49		$7.05		$9.27
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.18		0.18		0.21		0.20		0.19
Net Realized and Unrealized Gain (Loss)	(0.89)		1.67		(0.77)		0.71		0.87		(1.34)
Total from Investment Operations	(0.83)		1.85		(0.59)		0.92		1.07		(1.15)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.21)		(0.18)		(0.16)		(0.14)
Net Realized Gain	—		(0.35)		(0.29)		(0.38)		(0.47)		(0.93)
Total Distributions	—		(0.55)		(0.50)		(0.56)		(0.63)		(1.07)
Net Asset Value, End of Period	$7.23		$8.06		$6.76		$7.85		$7.49		$7.05
Total Return(3)	(10.30	)%(6)	27.87%		(7.89)%		12.54%		14.97%		(13.88)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,655		$46,055		$38,193		$45,234		$37,747		$23,427
Ratio of Expenses Before Expense Limitation	1.59	%(7)	1.58%		1.59%		1.59%		1.54%		1.63%
Ratio of Expenses After Expense Limitation	1.12	%(4)(7)	1.12	%(4)	1.12	%(4)	1.11	%(4)	1.11	%(4)	1.12	%(4)
Ratio of Net Investment Income	1.72	%(4)(7)	2.33	%(4)	2.55	%(4)	2.73	%(4)	2.62	%(4)	2.31	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.01%		0.01%		0.00	%(5)
Portfolio Turnover Rate	34	%(6)	30%		44%		43%		51%		50%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks both capital appreciation and current income. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$—	$2,456	$—	$2,456
Communications	13,196	2,341	—	15,537
Diversified	—	4,130	—	4,130
Electricity Transmission & Distribution	4,251	5,290	—	9,541
Oil & Gas Storage & Transportation	18,118	3,724	—	21,842
Railroads	151	—	—	151
Renewables	3,042	136	—	3,178
Toll Roads	1,757	4,231	—	5,988
Utilities	3,084	—	—	3,084
Water	2,889	3,507	—	6,396
Total Common Stocks	46,488	25,815	—	72,303
Short-Term Investments
Investment Company	2,322	—	—	2,322
Repurchase Agreements	—	619	—	619
Total Short-Term Investments	2,322	619	—	2,941
Total Assets	$48,810	$26,434	$—	$75,244

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,383	(a)	$—	$(4,383	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $2,902,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,652,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$2,902	$—	$—	$—	$2,902
Total Borrowings	$2,902	$—	$—	$—	$2,902
Gross amount of recognized liabilities for securities lending transactions					$2,902

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $182,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $26,465,000 and $31,878,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$924	$18,449	$17,051	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$2,322

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,240	$3,810	$2,994	$2,907

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(252)	$252

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,599	$1,029

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 58.7%.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was higher than its peer group average and the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group averages and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.
UIFGINSAN
3173435 EXP. 08.31.21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Global Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report - June 30, 2020

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Investment Advisory Agreement Approval	16
Liquidity Risk Management Program	18
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report - June 30, 2020 (unaudited)

Expense Example

Global Real Estate Portfolio

As a shareholder of the Global Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$731.50	$1,018.65	$5.38	$6.27	1.25%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
Australia (2.5%)
Dexus REIT	75,629	$485
Goodman Group REIT	5,080	53
GPT Group (The) REIT	85,317	248
Mirvac Group REIT	91,521	138
Scentre Group REIT	145,421	221
Stockland REIT	7,447	17
Vicinity Centres REIT	76,935	77
		1,239
Austria (0.0%)
CA Immobilien Anlagen AG	195	7
Canada (1.5%)
Boardwalk REIT	1,914	42
Crombie Real Estate Investment Trust REIT	8,510	80
First Capital Real Estate Investment Trust	26,622	272
H&R Real Estate Investment Trust REIT	5,783	42
RioCan Real Estate Investment Trust REIT	24,806	281
SmartCentres Real Estate Investment Trust REIT	2,615	40
		757
China (1.5%)
China Overseas Land & Investment Ltd. (a)	18,000	55
China Resources Land Ltd. (a)	60,000	229
KWG Property Holding Ltd. (a)(b)	11,000	19
Longfor Group Holdings Ltd. (a)	66,000	316
Poly Property Development Co., Ltd., Class H (a)	2,400	24
Shimao Property Holdings Ltd. (a)	16,500	71
Sunac China Holdings Ltd. (a)	5,000	21
		735
Finland (0.3%)
Kojamo Oyj	7,229	153
France (3.8%)
Carmila SA REIT	4,824	66
Covivio REIT	638	46
Gecina SA REIT	4,111	508
ICADE REIT	270	19
Klepierre SA REIT	31,571	631
Mercialys SA REIT	23,193	195
Unibail-Rodamco-Westfield REIT	7,474	421
		1,886
Germany (4.5%)
ADO Properties SA (b)	1,891	51
Alstria Office AG REIT	16,115	240
Deutsche Wohnen SE	14,527	653
LEG Immobilien AG	1,905	241
Vonovia SE	17,140	1,048
		2,233
Hong Kong (7.8%)
CK Asset Holdings Ltd.	38,000	228
Hang Lung Properties Ltd.	103,000	245
Hongkong Land Holdings Ltd.	115,400	480
	Shares	Value (000)
Hysan Development Co., Ltd.	18,921	$61
Link REIT	80,264	659
New World Development Co., Ltd.	63,146	300
Sun Hung Kai Properties Ltd.	84,393	1,078
Swire Properties Ltd.	196,500	502
Wharf Real Estate Investment Co., Ltd.	67,420	323
		3,876
Ireland (0.7%)
Hibernia REIT PLC	274,038	346
Japan (10.7%)
Activia Properties, Inc. REIT	17	59
Advance Residence Investment Corp. REIT	69	205
Daiwa Office Investment Corp. REIT	27	149
GLP J-REIT	145	210
Hulic Co., Ltd.	11,200	106
Hulic REIT, Inc.	35	43
Invincible Investment Corp. REIT	281	73
Japan Hotel REIT Investment Corp.	228	95
Japan Prime Realty Investment Corp. REIT	11	32
Japan Real Estate Investment Corp. REIT	85	436
Japan Retail Fund Investment Corp. REIT	29	36
Kenedix Office Investment Corp. REIT	23	129
Kenedix, Inc.	10,100	50
Mitsubishi Estate Co., Ltd.	51,800	772
Mitsubishi Estate Logistics REIT Investment Corp. REIT	34	125
Mitsui Fudosan Co., Ltd.	42,300	751
Mitsui Fudosan Logistics Park, Inc. REIT	43	192
Mori Trust Sogo Reit, Inc.	46	57
Nippon Building Fund, Inc. REIT	112	638
Nippon Prologis, Inc. REIT	60	182
Nomura Real Estate Master Fund, Inc. REIT	168	201
Orix, Inc. J-REIT	38	50
Premier Investment Corp. REIT	45	50
Sumitomo Realty & Development Co., Ltd.	20,000	552
United Urban Investment Corp. REIT	124	134
		5,327
Malta (0.0%)
BGP Holdings PLC (b)(c)	5,886,464	9
Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	13,121	169
NSI N.V. REIT	3,507	136
		305
Norway (0.5%)
Entra ASA	16,438	211
Norwegian Property ASA	34,158	43
		254
Singapore (1.8%)
Ascendas Real Estate Investment Trust REIT	107,524	247
CapitaLand Commercial Trust REIT	20,592	25
CapitaLand Mall Trust REIT	26,500	37
Frasers Logistics & Industrial Trust REIT	19,600	17

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Singapore (cont'd)
Keppel DC REIT	114,600	$210
Mapletree Commercial Trust REIT	74,112	104
Mapletree Industrial Trust REIT	48,000	100
Mapletree Logistics Trust REIT	52,500	74
UOL Group Ltd.	9,074	44
		858
Spain (1.1%)
Inmobiliaria Colonial Socimi SA REIT	23,143	205
Merlin Properties Socimi SA REIT	40,991	341
		546
Sweden (1.1%)
Atrium Ljungberg AB, Class B	5,989	85
Castellum AB	2,627	49
Fabege AB	16,136	190
Hufvudstaden AB, Class A	13,504	168
Kungsleden AB	8,772	66
		558
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	1,604	181
United Kingdom (5.4%)
British Land Co., PLC (The) REIT	133,786	640
Capital & Counties Properties PLC	39,683	72
Derwent London PLC REIT	10,997	378
Grainger PLC	11,000	39
Great Portland Estates PLC REIT	39,147	307
Hammerson PLC REIT	94,524	94
Land Securities Group PLC REIT	102,943	703
Segro PLC REIT	10,287	114
Shaftesbury PLC REIT	3,524	23
St. Modwen Properties PLC	15,389	66
Urban & Civic PLC	67,047	194
Workspace Group PLC REIT	6,459	52
		2,682
United States (53.8%)
Alexandria Real Estate Equities, Inc. REIT	3,120	506
American Campus Communities, Inc. REIT	19,230	672
American Homes 4 Rent, Class A REIT	8,217	221
AvalonBay Communities, Inc. REIT	8,977	1,388
Boston Properties, Inc. REIT	14,618	1,321
Brixmor Property Group, Inc. REIT	980	13
Camden Property Trust REIT	9,586	874
Cousins Properties, Inc. REIT	14,569	435
CubeSmart REIT	19,477	526
DiamondRock Hospitality Co. REIT	23,377	129
Digital Realty Trust, Inc. REIT	7,170	1,019
Duke Realty Corp. REIT	13,181	467
Equity Lifestyle Properties, Inc. REIT	1,124	70
Equity Residential REIT	16,411	965
Essex Property Trust, Inc. REIT	2,409	552
Extra Space Storage, Inc. REIT	3,390	313
Five Star Senior Living, Inc. (b)	621	2
	Shares	Value (000)
Gaming and Leisure Properties, Inc. REIT	8,419	$291
Healthcare Realty Trust, Inc. REIT	24,898	729
Healthcare Trust of America, Inc., Class A REIT	10,168	270
Healthpeak Properties, Inc. REIT	12,566	346
Highwoods Properties, Inc. REIT	2,750	103
Host Hotels & Resorts, Inc. REIT	99,697	1,076
Hudson Pacific Properties, Inc. REIT	25,901	652
Invitation Homes, Inc. REIT	24,896	685
JBG SMITH Properties REIT	10,506	311
Kilroy Realty Corp. REIT	8,208	482
Lexington Realty Trust REIT	13,830	146
Life Storage, Inc. REIT	1,795	170
Macerich Co. (The) REIT	3,242	29
Mack-Cali Realty Corp. REIT	17,322	265
Mid-America Apartment Communities, Inc. REIT	2,795	321
Paramount Group, Inc. REIT	29,372	227
ProLogis, Inc. REIT	28,827	2,690
Public Storage REIT	4,136	794
QTS Realty Trust, Inc., Class A REIT	519	33
Regency Centers Corp. REIT	10,288	472
RLJ Lodging Trust REIT	27,970	264
Simon Property Group, Inc. REIT	28,815	1,970
SL Green Realty Corp. REIT	38,011	1,874
Sunstone Hotel Investors, Inc. REIT	51,947	423
Taubman Centers, Inc. REIT	4,160	157
UDR, Inc. REIT	1,794	67
Ventas, Inc. REIT	29,185	1,069
Vornado Realty Trust REIT	16,841	644
Weingarten Realty Investors REIT	25,901	490
Welltower, Inc. REIT	4,254	220
		26,743
Total Common Stocks (Cost $47,514)		48,695
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $844)	844,217	844
Total Investments (99.7%) (Cost $48,358) (d)(e)		49,539
Other Assets in Excess of Liabilities (0.3%)		159
Net Assets (100.0%)		$49,698

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  At June 30, 2020, the Fund held a fair valued security valued at approximately $9,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

(d)  The approximate fair value and percentage of net assets, $20,886,000 and 42.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,018,000 and the aggregate gross unrealized depreciation is approximately $6,837,000, resulting in net unrealized appreciation of approximately $1,181,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	23.4%
Office	20.8
Residential	17.3
Retail	12.9
Other*	11.7
Industrial	8.6
Health Care	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $47,514)	$48,695
Investment in Security of Affiliated Issuer, at Value (Cost $844)	844
Total Investments in Securities, at Value (Cost $48,358)	49,539
Foreign Currency, at Value (Cost $108)	108
Dividends Receivable	180
Receivable for Investments Sold	40
Tax Reclaim Receivable	33
Receivable for Fund Shares Sold	4
Receivable from Affiliate	—	@
Other Assets	14
Total Assets	49,918
Liabilities:
Payable for Investments Purchased	49
Payable for Professional Fees	34
Payable for Advisory Fees	30
Payable for Fund Shares Redeemed	28
Payable for Servicing Fees	21
Deferred Capital Gain Country Tax	18
Payable for Distribution Fees — Class II Shares	11
Payable for Custodian Fees	9
Payable for Administration Fees	3
Payable for Transfer Agency Fees	1
Other Liabilities	16
Total Liabilities	220
NET ASSETS	$49,698
Net Assets Consist of:
Paid-in-Capital	$52,649
Total Accumulated Loss	(2,951)
Net Assets	$49,698
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,289,202 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.90

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $42 of Foreign Taxes Withheld)	$972
Dividends from Security of Affiliated Issuer (Note H)	1
Total Investment Income	973
Expenses:
Advisory Fees (Note B)	222
Distribution Fees — Class II Shares (Note E)	69
Professional Fees	59
Servicing Fees (Note D)	47
Custodian Fees (Note G)	29
Administration Fees (Note C)	22
Shareholder Reporting Fees	11
Pricing Fees	5
Directors' Fees and Expenses	3
Transfer Agency Fees (Note F)	2
Other Expenses	7
Total Expenses	476
Waiver of Advisory Fees (Note B)	(130)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	345
Net Investment Income	628
Realized Gain (Loss):
Investments Sold (Net of $9 of Capital Gain Country Tax)	(3,643)
Foreign Currency Translation	4
Net Realized Loss	(3,639)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1)	(15,286)
Foreign Currency Translation	(6)
Net Change in Unrealized Appreciation (Depreciation)	(15,292)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(18,931)
Net Decrease in Net Assets Resulting from Operations	$(18,303)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$628	$1,191
Net Realized Gain (Loss)	(3,639)	2,682
Net Change in Unrealized Appreciation (Depreciation)	(15,292)	7,870
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,303)	11,743
Dividends and Distributions to Shareholders:
Class II	—	(5,238)
Capital Share Transactions:(1)
Class II:
Subscribed	4,812	6,093
Distributions Reinvested	—	5,238
Redeemed	(7,237)	(14,161)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,425)	(2,830)
Total Increase (Decrease) in Net Assets	(20,728)	3,675
Net Assets:
Beginning of Period	70,426	66,751
End of Period	$49,698	$70,426
(1) Capital Share Transactions:
Class II:
Shares Subscribed	607	571
Shares Issued on Distributions Reinvested	—	498
Shares Redeemed	(837)	(1,313)
Net Decrease in Class II Shares Outstanding	(230)	(244)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$10.80		$9.87		$11.09		$10.36		$10.18		$10.57
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.18		0.25		0.24		0.16		0.14
Net Realized and Unrealized Gain (Loss)	(3.00)		1.58		(1.13)		0.75		0.16		(0.29)
Total from Investment Operations	(2.90)		1.76		(0.88)		0.99		0.32		(0.15)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		(0.34)		(0.26)		(0.14)		(0.24)
Net Realized Gain	—		(0.54)		—		—		—		—
Total Distributions	—		(0.83)		(0.34)		(0.26)		(0.14)		(0.24)
Net Asset Value, End of Period	$7.90		$10.80		$9.87		$11.09		$10.36		$10.18
Total Return(3)	(26.85	)%(7)	18.06%		(8.20)%		9.71%		3.12%		(1.42)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$49,698		$70,426		$66,751		$83,625		$86,247		$94,884
Ratio of Expenses Before Expense Limitation	1.72	%(8)	1.64%		1.66%		1.69%		1.60%		1.67%
Ratio of Expenses After Expense Limitation	1.25	%(4)(8)	1.25	%(4)	1.33	%(4)(5)	1.40	%(4)	1.40	%(4)	1.40	%(4)
Ratio of Net Investment Income	2.26	%(4)(8)	1.67	%(4)	2.37	%(4)	2.26	%(4)	1.54	%(4)	1.80	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	20	%(7)	24%		36%		34%		24%		26%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.40% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including cir-

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

cumstances under which the Adviser or the Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.   Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$2,614	$9,302	$—	$11,916
Health Care	2,636	—	—	2,636
Industrial	3,303	967	—	4,270
Industrial/Office Mixed	—	462	—	462
Lodging/Resorts	1,892	168	—	2,060
Office	5,600	4,683	—	10,283
Residential	5,857	2,698	9	8,564
Retail	3,804	2,606	—	6,410
Self Storage	1,803	—	—	1,803
Specialty	291	—	—	291
Total Common Stocks	27,800	20,886	9	48,695
Short-Term Investment
Investment Company	844	—	—	844
Total Assets	$28,644	$20,886	$9	$49,539

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$9
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—	@
Realized gains (losses)	—
Ending Balance	$9
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020.	$—	@

@  Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020:

	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$9	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.   Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-

dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

action is appropriate. For the six months ended June 30, 2020, approximately $130,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Cus-

tody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $11,078,000 and $12,558,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$473	$5,120	$4,749	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$844

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,979	$3,259	$2,376	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and an adjustment to prior period distributable earnings, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(622)	$622

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,332	$1,067

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 85.4%.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
3173663 EXP. 08.31.21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Global Strategist Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	32
Consolidated Statement of Operations	33
Consolidated Statements of Changes in Net Assets	34
Consolidated Financial Highlights	35
Notes to Consolidated Financial Statements	37
Investment Advisory Agreement Approval	49
Liquidity Risk Management Program	51
Director and Officer Information	Back Cover

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Expense Example

Global Strategist Portfolio

As a shareholder of the Global Strategist Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$938.60	$1,020.49	$4.24	$4.42	0.88%
Global Strategist Portfolio Class II	1,000.00	938.20	1,019.99	4.72	4.92	0.98

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (40.3%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 12 Month USD LIBOR + 1.62%, 2.83%, 7/1/45 (Cost $29)		$29	$30
Agency Fixed Rate Mortgages (2.6%)
United States (2.6%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 4.50%, 1/1/49		61	66
Gold Pools: 3.50%, 2/1/45 - 6/1/45		348	380
4.50%, 1/1/49		46	49
Federal National Mortgage Association, Conventional Pools: 4.00%, 11/1/41 - 1/1/46		327	358
4.50%, 3/1/41 - 11/1/44		177	195
5.00%, 1/1/41 - 3/1/41		62	70
6.00%, 1/1/38		10	12
6.50%, 8/1/38		2	2
July TBA: 3.00%, 7/1/50 (b)		220	232
3.50%, 7/1/50 (b)		900	947
Government National Mortgage Association, Various Pools:
4.00%, 7/15/44		40	44
5.00%, 2/20/49 - 3/20/49		57	61
Total Agency Fixed Rate Mortgages (Cost $2,376)			2,416
Asset-Backed Securities (0.6%)
United States (0.6%)
Freed ABS Trust, 3.06%, 3/18/27 (c)		100	95
Louisiana Public Facilities Authority, 3 Month USD LIBOR + 0.90%, 1.89%, 4/26/27 (a)		13	13
New Century Home Equity Loan Trust, 1 Month USD LIBOR + 1.35%, 1.53%, 3/25/33 (a)		73	70
New Residential Advance Receivables Trust, 2.52%, 8/15/53 (c)		115	111
North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%, 1.79%, 7/25/25 (a)		13	13
NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.58%, 1.76%, 12/25/34 (a)		75	73
Renaissance Home Equity Loan Trust, 1 Month USD LIBOR + 0.76%, 0.94%, 12/25/32 (a)		83	79
SLM Student Loan Trust, 3 Month EURIBOR + 0.55%, 0.39%, 7/25/39 (a)	EUR	100	106
Total Asset-Backed Securities (Cost $575)			560
	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (0.8%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC, 3 Month GBP LIBOR + 1.10%, 1.35%, 5/22/28 (a)	GBP	95	$105
United States (0.7%)
COMM Mortgage Trust, 3.28%, 1/10/46		$45	46
3.96%, 3/10/47		144	156
4.88%, 7/15/47 (a)(c)		100	79
Commercial Mortgage Pass-Through Certificates, 4.24%, 2/10/47 (a)		77	84
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63		40	42
WFRBS Commercial Mortgage Trust, 4.14%, 10/15/57 (a)(c)		144	119
5.20%, 9/15/46 (a)(c)		140	78
			604
Total Commercial Mortgage-Backed Securities (Cost $789)			709
Corporate Bonds (14.5%)
Australia (0.5%)
Macquarie Bank Ltd., 6.63%, 4/7/21 (c)		85	88
Macquarie Group Ltd., 4.15%, 3/27/24 (c)		50	54
Transurban Finance Co. Pty Ltd., 2.00%, 8/28/25	EUR	100	117
Woolworths Group Ltd., 4.00%, 9/22/20 (c)		$150	151
			410
Belgium (0.1%)
Anheuser-Busch InBev SA N.V., 2.75%, 3/17/36	EUR	75	93
Canada (1.0%)
Enbridge, Inc., 2.50%, 1/15/25		$50	52
Province of Alberta Canada, 1.75%, 8/26/20		260	261
Province of British Columbia Canada, 2.00%, 10/23/22		260	270
Royal Bank of Canada, 2.75%, 2/1/22		250	259
TransCanada PipeLines Ltd., 4.10%, 4/15/30		75	86
			928
Chile (0.2%)
Banco del Estado de Chile, 2.67%, 1/8/21 (c)		200	202
China (0.2%)
Baidu, Inc., 2.88%, 7/6/22		200	205

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Colombia (0.1%)
Ecopetrol SA, 5.88%, 9/18/23		$120	$129
France (0.7%)
BNP Paribas SA, 1.13%, 6/11/26		125	143
BPCE SA, 5.15%, 7/21/24 (c)		200	223
Orange SA, 5.00%, 10/1/26 (d)	EUR	100	131
TOTAL SA, 3.88%, 0/0/0 (d)		$100	116
			613
Germany (1.2%)
Bayer US Finance II LLC, 3.88%, 12/15/23 (c)		200	220
Daimler Finance North America LLC, 2.70%, 6/14/24 (c)		150	155
Deutsche Bank AG, 2.70%, 7/13/20		225	225
Deutsche Telekom International Finance BV, 3.60%, 1/19/27 (c)		150	168
Kreditanstalt fuer Wiederaufbau, 1.13%, 9/15/32	EUR	190	246
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 6.00%, 5/26/41		$100	118
			1,132
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 7/27/26		200	206
Ireland (0.1%)
Avolon Holdings Funding Ltd., 2.88%, 2/15/25 (c)		50	42
Israel (0.0%)
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		32	32
Italy (0.1%)
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (c)		100	103
Korea, Republic of (0.2%)
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (c)		200	217
Malaysia (0.2%)
Petronas Capital Ltd., 3.50%, 3/18/25 (c)		200	219
Netherlands (0.4%)
ASR Nederland N.V., 5.00%, 9/30/24 (d)	EUR	100	123
Cooperatieve Rabobank UA, 3.88%, 2/8/22		50	53
	Face Amount (000)		Value (000)
Series G 3.75%, 11/9/20		$50	$57
ING Groep N.V., 1.38%, 1/11/28		100	119
			352
Saudi Arabia (0.2%)
Saudi Arabian Oil Co., 3.50%, 4/16/29		$200	216
Spain (0.5%)
Banco Santander SA, 3.13%, 1/19/27		100	122
5.18%, 11/19/25		200	225
CaixaBank SA, 0.75%, 4/18/23	EUR	100	113
			460
Switzerland (0.5%)
Syngenta Finance N.V., 4.44%, 4/24/23 (c)		$200	210
UBS Group AG, 3.49%, 5/23/23 (c)		200	209
			419
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (c)		200	211
United Kingdom (1.4%)
BAT Capital Corp., 3.56%, 8/15/27		125	135
BP Capital Markets PLC, 2.50%, 11/6/22		100	104
Heathrow Funding Ltd., 4.88%, 7/15/23 (c)		100	103
HSBC Holdings PLC, 4.25%, 3/14/24		200	216
Lloyds Banking Group PLC, 2.44%, 2/5/26		200	206
Nationwide Building Society, 3.77%, 3/8/24 (c)		200	211
NGG Finance PLC, 5.63%, 6/18/73	GBP	100	139
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		200	216
			1,330
United States (6.5%)
AbbVie, Inc., 3.20%, 11/21/29 (c)		$100	110
Air Lease Corp., 2.30%, 2/1/25		75	72
Amazon.com, Inc., 2.80%, 8/22/24		75	82
American International Group, Inc., 4.88%, 6/1/22		50	54
American Tower Corp., 2.40%, 3/15/25		50	53
Apple, Inc., 2.50%, 2/9/22		200	207

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
AT&T, Inc., 1.80%, 9/5/26	EUR	100	$118
AvalonBay Communities, Inc., Series G 2.95%, 9/15/22		$50	52
Bank of America Corp., MTN 4.00%, 1/22/25		175	193
Boeing Co. (The), 5.15%, 5/1/30		125	140
Campbell Soup Co., 2.38%, 4/24/30		50	52
Chubb INA Holdings, Inc., 0.88%, 6/15/27	EUR	100	113
Cigna Corp., 3.05%, 10/15/27 (c)		$50	54
Citigroup, Inc., 2.57%, 6/3/31		50	52
5.50%, 9/13/25		75	89
Comcast Corp., 1.95%, 1/15/31		75	76
3.40%, 4/1/30		50	57
Crown Castle International Corp., 3.30%, 7/1/30		25	28
CVS Health Corp., 4.10%, 3/25/25		125	141
Deere & Co., 3.10%, 4/15/30		25	28
Diamondback Energy, Inc., 2.88%, 12/1/24		100	100
Dollar Tree, Inc., 3.70%, 5/15/23		75	80
Emerson Electric Co., 1.25%, 10/15/25	EUR	125	148
Energy Transfer Operating LP, 2.90%, 5/15/25		$150	153
Ford Motor Credit Co. LLC, 3.09%, 1/9/23		200	191
Fox Corp., 4.71%, 1/25/29		50	60
Georgia-Pacific LLC, 2.30%, 4/30/30 (c)		75	78
Goldman Sachs Group, Inc. (The), 2.88%, 10/31/22		75	77
HCA, Inc., 5.25%, 6/15/49		25	30
HSBC USA, Inc., 3.50%, 6/23/24		100	109
Intel Corp., 3.90%, 3/25/30		100	121
International Business Machines Corp., 3.00%, 5/15/24		250	271
JPMorgan Chase & Co., 3.70%, 5/6/30		75	86
Kroger Co. (The), 2.20%, 5/1/30		50	52
	Face Amount (000)		Value (000)
Las Vegas Sands Corp., 3.20%, 8/8/24		$25	$25
3.50%, 8/18/26		50	50
Level 3 Financing, Inc., 3.40%, 3/1/27 (c)		100	106
McDonald's Corp., MTN 3.38%, 5/26/25		100	111
Metropolitan Life Global Funding I, 2.40%, 1/8/21 (c)		200	202
2.95%, 4/9/30 (c)		150	165
Microsoft Corp., 1.55%, 8/8/21		200	203
Newmont Corp., 3.70%, 3/15/23		10	10
NextEra Energy Capital Holdings, Inc., 2.75%, 11/1/29		100	108
NIKE, Inc., 2.85%, 3/27/30		50	56
NVIDIA Corp., 2.85%, 4/1/30		75	84
Occidental Petroleum Corp., 3.20%, 8/15/26		35	29
5.55%, 3/15/26		75	69
Omnicom Group, Inc., 4.20%, 6/1/30		75	87
Oracle Corp., 2.95%, 4/1/30		50	56
3.40%, 7/8/24		75	82
Pacific Gas and Electric Co., 2.50%, 2/1/31		75	74
PepsiCo, Inc., 2.63%, 4/28/26	EUR	100	128
Prologis Euro Finance LLC, 1.88%, 1/5/29		100	123
salesforce.com, Inc., 3.25%, 4/11/23		$100	107
Synchrony Bank, 3.00%, 6/15/22		250	255
Target Corp., 2.65%, 9/15/30		25	27
TJX Cos., Inc. (The), 3.88%, 4/15/30		100	118
Union Pacific Corp., 3.95%, 9/10/28		50	59
Verizon Communications, Inc., 4.67%, 3/15/55		43	59
Visa, Inc., 3.15%, 12/14/25		75	84
Walt Disney Co. (The), 2.65%, 1/13/31		100	106
Wells Fargo & Co., 2.57%, 2/11/31		75	79
2.88%, 10/30/30		50	54
			6,043
Total Corporate Bonds (Cost $12,986)			13,562

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (1.0%)
United States (1.0%)
Federal Home Loan Mortgage Corporation, 3.00%, 9/25/45 - 5/25/47		$406	$416
3.50%, 5/25/45 - 7/25/46		160	167
4.00%, 5/25/45		15	15
Seasoned Credit Risk Transfer Trust, 3.00%, 11/25/57 - 10/25/58		279	306
4.00%, 10/25/58		24	26
Total Mortgages — Other (Cost $875)			930
Sovereign (18.3%)
Argentina (0.3%)
Argentine Republic Government International Bond, 5.88%, 1/11/28		750	300
Australia (0.6%)
Australia Government Bond, 2.50%, 5/21/30	AUD	380	303
2.75%, 11/21/29		350	283
			586
Austria (0.0%)
Republic of Austria Government Bond, 2.10%, 9/20/17 (c)	EUR	15	33
Belgium (0.4%)
Kingdom of Belgium Government Bond, 0.90%, 6/22/29 (c)		30	37
1.70%, 6/22/50 (c)		80	117
1.90%, 6/22/38 (c)		140	201
			355
Canada (1.5%)
Canadian Government Bond, 2.25%, 6/1/29	CAD	1,160	986
Province of Ontario Canada, 2.30%, 6/15/26		230	250
Province of Quebec Canada, 1.35%, 5/28/30		210	214
			1,450
China (1.2%)
China Government Bond, 3.13%, 11/21/29		$4,990	721
3.86%, 7/22/49		1,430	211
Sinopec Group Overseas Development 2013 Ltd., 2.63%, 10/17/20	EUR	130	147
			1,079
Denmark (0.1%)
Denmark Government Bond, 0.50%, 11/15/27	DKK	570	92
Finland (0.1%)
Finland Government Bond, 1.13%, 4/15/34 (c)	EUR	60	78
	Face Amount (000)		Value (000)
France (0.9%)
French Republic Government Bond OAT, 0.00%, 11/25/29		$460	$526
2.00%, 5/25/48 (c)		190	296
			822
Germany (0.8%)
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29		250	301
4.25%, 7/4/39		50	105
State of North Rhine-Westphalia Germany, 1.65%, 2/22/38		240	341
			747
Greece (2.6%)
Hellenic Republic Government Bond, 3.75%, 1/30/28		1,785	2,405
Hungary (0.0%)
Hungary Government Bond, 3.00%, 8/21/30	HUF	4,000	14
Indonesia (0.3%)
Indonesia Government International Bond, 1.75%, 4/24/25	EUR	130	148
Indonesia Treasury Bond, 8.25%, 5/15/29	IDR	753,000	56
8.38%, 3/15/34		880,000	65
			269
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro, 1.40%, 5/26/25 (c)	EUR	100	115
1.75%, 7/1/24		455	536
2.45%, 9/1/50 (c)		220	260
			911
Japan (3.6%)
Japan Government Ten Year Bond, 0.10%, 6/20/29	JPY	127,000	1,188
Japan Government Thirty Year Bond, 0.30%, 6/20/46		50,000	438
0.40%, 9/20/49		30,000	265
1.70%, 6/20/33		58,000	642
2.00%, 9/20/40		65,000	785
			3,318
Korea, Republic of (0.7%)
Export-Import Bank of Korea, 2.38%, 6/25/24		$200	211
Korea Electric Power Corp., 2.50%, 6/24/24 (c)		200	211
Korea International Bond, 2.00%, 6/19/24		200	209
			631
Malaysia (0.2%)
Malaysia Government Bond, 3.96%, 9/15/25	MYR	600	150

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Mexico (0.6%)
Mexican Bonos, Series M 7.50%, 6/3/27	MXN	2,700	$131
8.50%, 5/31/29		800	41
10.00%, 12/5/24		2,000	105
Mexico Government International Bond, 4.50%, 4/22/29		200	218
Petroleos Mexicanos, 6.84%, 1/23/30 (c)		92	81
6.95%, 1/28/60 (c)		$20	15
			591
Netherlands (0.2%)
Netherlands Government Bond, 0.00%, 7/15/30 (c)		170	197
2.75%, 1/15/47 (c)		20	39
			236
New Zealand (0.0%)
New Zealand Government Bond, 3.00%, 4/20/29	NZD	30	23
Norway (0.0%)
Norway Government Bond, 1.38%, 8/19/30 (c)	NOK	200	22
Poland (0.1%)
Republic of Poland Government Bond, 2.50%, 7/25/27	PLN	210	58
Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT, 0.70%, 10/15/27 (c)	EUR	100	117
Russia (0.1%)
Russian Federal Bond — OFZ, 6.90%, 5/23/29	RUB	3,000	46
7.95%, 10/7/26		5,400	86
			132
Spain (0.7%)
Spain Government Bond, 1.25%, 10/31/30(c)	EUR	450	545
2.70%, 10/31/48 (c)		40	61
3.45%, 7/30/66 (c)		21	39
			645
Supernational (0.7%)
European Investment Bank, 0.20%, 7/15/24		190	221
International Bank for Reconstruction & Development, 2.20%, 2/27/24	AUD	620	452
			673
Sweden (0.1%)
Sweden Government Bond, 0.75%, 5/12/28	SEK	670	77
	Face Amount (000)		Value (000)
United Kingdom (1.4%)
United Kingdom Gilt, 1.63%, 10/22/28	GBP	210	$294
3.50%, 1/22/45		380	776
4.25%, 9/7/39		120	249
			1,319
Total Sovereign (Cost $16,444)			17,133
U.S. Treasury Securities (2.5%)
United States (2.5%)
U.S. Treasury Bonds, 1.25%, 5/15/50		$410	394
2.50%, 2/15/45		340	420
3.13%, 5/15/48		400	561
4.25%, 11/15/40		620	969
Total U.S. Treasury Securities (Cost $2,190)			2,344
Total Fixed Income Securities (Cost $36,264)			37,684
	Shares
Common Stocks (37.2%)
Australia (0.7%)
AGL Energy Ltd.		461	5
Alumina Ltd.		4,631	5
Amcor PLC CDI		1,346	14
AMP Ltd. (e)		3,700	5
ASX Ltd.		241	14
Australia & New Zealand Banking Group Ltd.		3,142	41
BHP Group Ltd.		2,299	57
Brambles Ltd.		1,513	11
CIMIC Group Ltd.		211	4
Coca-Cola Amatil Ltd.		317	2
Coles Group Ltd.		952	11
Commonwealth Bank of Australia		1,030	50
CSL Ltd.		393	78
Fortescue Metals Group Ltd.		1,401	14
GPT Group (The) REIT		4,072	12
Incitec Pivot Ltd.		2,326	3
Insurance Australia Group Ltd.		2,387	10
Macquarie Group Ltd.		349	29
National Australia Bank Ltd.		3,023	38
Newcrest Mining Ltd.		598	13
OneMarket Ltd. (e)		137	—
Orica Ltd.		536	6
Origin Energy Ltd.		1,182	5
Orora Ltd.		1,212	2
QBE Insurance Group Ltd.		2,084	13
Rio Tinto Ltd.		383	26
Santos Ltd.		1,032	4
Scentre Group REIT		5,003	8
Shopping Centres Australasia Property Group REIT		331	—	@
South32 Ltd. (ASX)		3,013	4
South32 Ltd. (LSE)		7,996	11
Star Entertainment Grp Ltd. (The)		218	—	@

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Stockland REIT	4,655	$11
Suncorp Group Ltd.	1,395	9
Sydney Airport	452	2
Tabcorp Holdings Ltd.	224	1
Telstra Corp., Ltd.	3,331	7
Transurban Group	1,649	16
Treasury Wine Estates Ltd.	801	6
Wesfarmers Ltd.	952	30
Westpac Banking Corp.	2,666	33
Woodside Petroleum Ltd.	584	9
Woolworths Group Ltd.	1,123	29
		648
Austria (0.0%)
Erste Group Bank AG (e)	315	8
IMMOFINANZ AG (e)	56	1
Verbund AG	75	3
voestalpine AG	158	3
		15
Belgium (0.1%)
Ageas	219	8
Anheuser-Busch InBev SA N.V.	525	26
Colruyt SA	71	4
Groupe Bruxelles Lambert SA	119	10
KBC Group N.V.	89	5
Solvay SA	57	4
Umicore SA	254	12
		69
Canada (0.8%)
Agnico Eagle Mines Ltd.	100	6
Bank of Montreal	176	9
Bank of Nova Scotia (The)	267	11
Barrick Gold Corp. (LSE)	1,449	38
Barrick Gold Corp. (NYSE)	14,201	383
BCE, Inc.	300	12
Blackberry Ltd. (e)	276	1
Brookfield Asset Management, Inc., Class A	563	19
Brookfield Business Partners LP	20	1
Cameco Corp.	176	2
Canadian Imperial Bank of Commerce	176	12
Canadian National Railway Co.	162	14
Canadian Natural Resources Ltd.	262	5
Canadian Pacific Railway Ltd.	100	25
Cenovus Energy, Inc.	362	2
Crescent Point Energy Corp.	286	—	@
Eldorado Gold Corp. (e)	94	1
Enbridge, Inc. (NYSE)	338	10
Enbridge, Inc. (TSE)	357	11
George Weston Ltd.	17	1
Imperial Oil Ltd.	95	2
Kinross Gold Corp. (e)	352	3
Loblaw Cos., Ltd.	129	6
	Shares	Value (000)
Magna International, Inc.	171	$8
Manulife Financial Corp.	581	8
National Bank of Canada	300	14
Nutrien Ltd.	329	11
Obsidian Energy Ltd. (e)	71	—	@
Power Corp. of Canada	171	3
PrairieSky Royalty Ltd.	19	—	@
Rogers Communications, Inc., Class B	181	7
Royal Bank of Canada	252	17
Sun Life Financial, Inc.	267	10
Suncor Energy, Inc.	533	9
TC Energy Corp.	171	7
Teck Resources Ltd., Class B	376	4
Thomson Reuters Corp.	263	18
Toronto-Dominion Bank (The)	329	15
Wheaton Precious Metals Corp.	281	12
Yamana Gold, Inc.	457	2
		719
China (0.0%)
China Common Rich Renewable Energy Investments Ltd.	18,000	—
Wharf Holdings Ltd. (The) (f)	1,400	3
Yum China Holdings, Inc.	356	17
		20
Denmark (0.4%)
AP Moller — Maersk A/S Series A	5	5
AP Moller — Maersk A/S Series B	9	10
Danske Bank A/S (e)	634	8
Drilling Co of 1972 A/S/The (e)	30	1
DSV A/S	348	43
Novo Nordisk A/S Series B	3,773	246
Novozymes A/S Series B	307	18
Vestas Wind Systems A/S	359	37
		368
Finland (0.1%)
Elisa Oyj	163	10
Fortum Oyj	382	7
Kone Oyj, Class B	343	24
Metso Oyj	120	4
Nokia Oyj	3,329	15
Nokian Renkaat Oyj	141	3
Nordea Bank Abp (e) (OMXH)	35	—	@
Nordea Bank Abp (e) (SSE)	3,766	26
Sampo Oyj, Class A	355	12
Stora Enso Oyj, Class R	588	7
UPM-Kymmene Oyj	325	10
Valmet Oyj	120	3
Wartsila Oyj Abp	513	4
		125
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (1.1%)
Accor SA (e)	3,812	$104
Aeroports de Paris (ADP)	32	3
Air Liquide SA	366	53
Airbus SE (e)	396	28
Alstom SA	238	11
ArcelorMittal (e)	262	3
AXA SA	1,795	38
BNP Paribas SA (e)	1,161	46
Bouygues SA (e)	208	7
Capgemini SE	195	23
Carrefour SA	436	7
CGG SA (e)	5	—	@
Cie de Saint-Gobain (e)	408	15
Cie Generale des Etablissements Michelin SCA	214	22
Covivio REIT	31	2
Credit Agricole SA (e)	1,522	14
Danone SA	432	30
Electricite de France SA	328	3
Engie SA (e)	1,158	14
EssilorLuxottica SA (e)	178	23
Gecina SA REIT	22	3
Getlink SE (e)	557	8
Hermes International	23	19
Klepierre SA REIT	187	4
L'Oreal SA (BSRM) (e)	246	79
Legrand SA	114	9
LVMH Moet Hennessy Louis Vuitton SE	185	82
Orange SA	1,686	20
Pernod Ricard SA	206	32
Peugeot SA (e)	226	4
Publicis Groupe SA	183	6
Renault SA (e)	194	5
Safran SA (e)	147	15
Sanofi	455	46
Schneider Electric SE	459	51
SES SA	360	3
Societe Generale SA (e)	868	15
Sodexo SA	160	11
Thales SA	92	7
TOTAL SA	1,305	50
Unibail-Rodamco-Westfield REIT	52	3
Unibail-Rodamco-Westfield REIT CDI	1,000	3
Vallourec SA (e)	2	—	@
Veolia Environnement SA	344	8
Vinci SA	487	45
Vivendi SA	1,030	27
		1,001
Germany (0.7%)
Adidas AG (e)	126	33
Allianz SE (Registered)	284	58
BASF SE	417	24
	Shares	Value (000)
Bayer AG (Registered)	471	$35
Bayerische Motoren Werke AG	254	16
CECONOMY AG (e)	125	1
Commerzbank AG (e)	55	—	@
Continental AG (e)	60	6
Daimler AG (Registered)	486	20
Deutsche Bank AG (Registered) (e)	628	6
Deutsche Boerse AG	110	20
Deutsche Lufthansa AG (Registered) (e)	129	1
Deutsche Post AG (Registered)	433	16
Deutsche Telekom AG (Registered)	1,535	26
E.ON SE	1,058	12
Fraport AG Frankfurt Airport Services Worldwide (e)	25	1
Fresenius Medical Care AG & Co., KGaA	133	12
Fresenius SE & Co., KGaA	290	14
HeidelbergCement AG	44	2
Henkel AG & Co., KGaA	114	10
Henkel AG & Co., KGaA (Preference)	211	20
Infineon Technologies AG	911	21
K+S AG (Registered)	63	—	@
LANXESS AG	38	2
Linde PLC	29	6
Linde PLC (e)	167	35
Merck KGaA	138	16
METRO AG	125	1
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	146	38
OSRAM Licht AG (e)	40	2
Porsche Automobil Holding SE (Preference)	188	11
QIAGEN N.V. (e)	321	14
RWE AG	346	12
Salzgitter AG (e)	52	1
SAP SE	563	79
Siemens AG (Registered)	408	48
thyssenKrupp AG (e)	146	1
Uniper SE	105	3
Volkswagen AG	26	4
Volkswagen AG (Preference)	107	16
		643
Hong Kong (0.1%)
Bank of East Asia Ltd. (The)	810	2
BOC Hong Kong Holdings Ltd.	1,000	3
CK Asset Holdings Ltd.	1,052	6
CK Hutchison Holdings Ltd.	1,052	7
CLP Holdings Ltd.	200	2
Esprit Holdings Ltd. (e)	1,397	—	@
Global Brands Group Holding Ltd. (e)	1,407	—	@
Hang Lung Group Ltd.	1,000	2
Hang Lung Properties Ltd.	1,000	2
Hang Seng Bank Ltd.	300	5
Henderson Land Development Co., Ltd.	1,150	5
Hong Kong & China Gas Co., Ltd.	2,680	4

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Hong Kong (cont'd)
I-CABLE Communications Ltd. (e)	1,072	$—	@
Kerry Logistics Network Ltd.	250	—	@
Kerry Properties Ltd.	500	1
Link REIT	254	2
MTR Corp., Ltd.	514	3
New World Development Co. Ltd.	533	3
Power Assets Holdings Ltd.	500	3
Sands China Ltd.	800	3
Shangri-La Asia Ltd.	12,000	10
Sino Land Co., Ltd.	791	1
Sun Hung Kai Properties Ltd.	1,030	13
Swire Pacific Ltd., Class A	1,000	5
Swire Properties Ltd.	150	1
Wharf Real Estate Investment Co., Ltd.	400	2
Wynn Macau Ltd.	400	1
		86
Ireland (0.0%)
CRH PLC	488	17
Italy (0.1%)
Assicurazioni Generali SpA	766	12
Atlantia SpA (e)	203	3
Banco BPM SpA (e)	215	—	@
CNH Industrial N.V. (e)	456	3
Enel SpA	4,573	40
Eni SpA	1,280	12
EXOR N.V.	55	3
Ferrari N.V.	61	11
Fiat Chrysler Automobiles N.V. (e)	607	6
Intesa Sanpaolo SpA (e)	6,580	13
Italgas SpA	197	1
Leonardo SpA	351	2
Mediobanca Banca di Credito Finanziario SpA	449	3
Prysmian SpA	116	3
Rizzoli Corriere Della Sera Mediagroup SpA (e)	41	—	@
Saipem SpA	15	—	@
Snam SpA	989	5
Telecom Italia SpA	7,592	3
Tenaris SA	277	2
Terna Rete Elettrica Nazionale SpA	922	6
UniCredit SpA (e)	687	6
Unione di Banche Italiane SpA (e)	471	2
		136
Japan (1.1%)
Mitsubishi Estate Co., Ltd.	15,560	232
Mitsui Fudosan Co., Ltd.	15,375	273
Nomura Real Estate Holdings, Inc.	2,796	52
Sumitomo Realty & Development Co., Ltd.	8,851	244
Takeda Pharmaceutical Co., Ltd. ADR (e)	1,912	34
Tokyo Tatemono Co., Ltd.	7,641	88
Tokyu Fudosan Holdings Corp.	16,962	80
		1,003
	Shares	Value (000)
Netherlands (0.4%)
Akzo Nobel N.V.	202	$18
ASML Holding N.V.	299	110
Basic-Fit N.V. (e)	788	21
Coca-Cola European Partners PLC	129	5
Fugro N.V. CVA (e)	56	—	@
Heineken N.V.	360	33
ING Groep N.V.	3,316	23
Koninklijke Ahold Delhaize N.V.	882	24
Koninklijke KPN N.V.	1,070	3
Koninklijke Philips N.V. (e)	1,098	51
Koninklijke Vopak N.V.	68	4
PostNL N.V.	385	1
Unilever N.V. CVA	1,146	61
		354
New Zealand (0.0%)
Auckland International Airport Ltd.	1,725	7
Contact Energy Ltd.	1,252	5
Fletcher Building Ltd.	1,181	3
Mercury NZ Ltd.	1,212	4
Meridian Energy Ltd.	2,247	7
Ryman Healthcare Ltd.	661	6
Spark New Zealand Ltd.	3,134	9
		41
Norway (0.1%)
Akastor ASA (e)	246	—	@
Aker Solutions ASA (e)	246	—	@
DNB ASA	1,786	24
Equinor ASA	1,764	26
Kvaerner ASA (e)	246	—	@
Norsk Hydro ASA (e)	1,373	4
Orkla ASA	933	8
REC Silicon ASA (e)	118	—	@
Subsea 7 SA (e)	324	2
Telenor ASA	769	11
Yara International ASA	272	10
		85
Poland (0.0%)
Jeronimo Martins SGPS SA	241	4
Portugal (0.0%)
EDP — Energias de Portugal SA	2,371	11
Galp Energia SGPS SA	247	3
Pharol SGPS SA (Registered) (e)	610	—	@
		14
South Africa (0.0%)
Nedbank Group Ltd.	249	2
Old Mutual Ltd.	7,755	5
		7

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (0.2%)
ACS Actividades de Construccion y Servicios SA	195	$5
Amadeus IT Group SA	176	9
Banco Bilbao Vizcaya Argentaria SA	3,600	12
Banco de Sabadell SA	4,429	2
Banco Santander SA (e)	6,415	16
CaixaBank SA	823	2
Enagas SA	211	5
Ferrovial SA	309	8
Grifols SA	163	5
Grifols SA (Preference) Class B	38	1
Iberdrola SA	2,771	32
Industria de Diseno Textil SA	824	22
International Consolidated Airlines Group SA	1,054	3
Melia Hotels International SA	3,116	13
Naturgy Energy Group SA	192	4
Red Electrica Corp., SA	338	6
Repsol SA	870	8
Telefonica SA	2,506	12
		165
Sweden (0.5%)
Alfa Laval AB (e)	368	8
Assa Abloy AB, Class B	1,262	26
Atlas Copco AB, Class A	836	36
Atlas Copco AB, Class B	487	18
Boliden AB	338	8
Electrolux AB, Class B	299	5
Electrolux Professional AB (e)	293	1
Epiroc AB, Class A	836	10
Epiroc AB, Class B	487	6
Essity AB, Class B (e)	763	25
Getinge AB, Class B	295	5
Hennes & Mauritz AB, Class B	1,157	17
Hexagon AB, Class B (e)	320	19
Husqvarna AB, Class B	581	5
ICA Gruppen AB	103	5
Industrivarden AB, Class C (e)	220	5
Investor AB, Class B	578	31
Kinnevik AB, Class B	299	8
L E Lundbergforetagen AB, Class B (e)	114	5
Lundin Petroleum AB	233	6
Millicom International Cellular SA SDR	85	2
Modern Times Group MTG AB, Class B (e)	17	—	@
Nordic Entertainment Group AB, Class B (e)	17	1
Sandvik AB (e)	1,387	26
Securitas AB, Class B (e)	388	5
Skandinaviska Enskilda Banken AB, Class A (e)	1,896	16
Skanska AB, Class B (e)	421	9
SKF AB, Class B	474	9
Svenska Handelsbanken AB, Class A (e)	1,873	18
Swedbank AB, Class A (e)	1,120	14
Swedish Match AB	224	16
Tele2 AB, Class B	446	6
	Shares	Value (000)
Telefonaktiebolaget LM Ericsson, Class B	3,909	$36
Telia Co., AB	3,218	12
Volvo AB, Class B (e)	1,938	30
		449
Switzerland (1.7%)
ABB Ltd. (Registered)	2,951	67
Adecco Group AG (Registered)	297	14
Alcon, Inc. (e)	261	15
Baloise Holding AG (Registered)	114	17
Cie Financiere Richemont SA (Registered)	602	39
Credit Suisse Group AG (Registered)	1,554	16
GAM Holding AG (e)	529	1
Geberit AG (Registered)	95	48
Givaudan SA (Registered)	16	60
Idorsia Ltd. (e)	336	11
Julius Baer Group Ltd. (e)	315	13
Kuehne & Nagel International AG (Registered) (e)	94	16
LafargeHolcim Ltd. (Registered) (e) (Euronext)	134	6
LafargeHolcim Ltd. (Registered) (e) (SIX)	307	13
Lonza Group AG (Registered)	141	75
Nestle SA (Registered)	3,546	393
Novartis AG (Registered)	1,300	113
Roche Holding AG (Genusschein)	1,268	439
Schindler Holding AG	100	24
SGS SA (Registered)	14	34
Sonova Holding AG (Registered)	150	30
Swatch Group AG (The)	42	8
Swiss Life Holding AG (Registered) (e)	46	17
Swiss Re AG	166	13
UBS Group AG (Registered)	4,400	51
Zurich Insurance Group AG	217	77
		1,610
United Kingdom (2.6%)
3i Group PLC	1,210	12
Admiral Group PLC	268	8
Anglo American PLC	1,521	35
Antofagasta PLC	533	6
Ashtead Group PLC	568	19
Associated British Foods PLC	446	11
AstraZeneca PLC	1,528	159
Auto Trader Group PLC	1,289	8
Aviva PLC	4,677	16
Babcock International Group PLC	360	1
BAE Systems PLC	3,585	21
Barclays PLC	19,463	27
Barratt Developments PLC	1,294	8
Berkeley Group Holdings PLC	173	9
BHP Group PLC	2,514	51
BP PLC	23,882	92
British American Tobacco PLC	2,865	110
British Land Co., PLC (The) REIT	1,269	6
BT Group PLC	9,897	14
Bunzl PLC	455	12

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Burberry Group PLC	550	$11
Capita PLC (e)	954	1
Carnival PLC	266	3
Centrica PLC	7,841	4
Coca-Cola HBC AG	245	6
Compass Group PLC	1,791	25
ConvaTec Group PLC	2,001	5
Croda International PLC	173	11
DCC PLC	115	10
Diageo PLC	3,046	101
Direct Line Insurance Group PLC	1,829	6
Dixons Carphone PLC	1,404	2
easyJet PLC	225	2
Experian PLC	1,068	38
Ferguson PLC	282	23
Fresnillo PLC	324	3
G4S PLC	2,164	3
GlaxoSmithKline PLC	5,914	119
Glencore PLC (e)	13,960	30
Hammerson PLC REIT	1,143	1
Hargreaves Lansdown PLC	339	7
Hikma Pharmaceuticals PLC	204	6
HSBC Holdings PLC	24,501	114
IMI PLC	381	4
Imperial Brands PLC	1,081	21
InterContinental Hotels Group PLC	2,754	122
InterContinental Hotels Group PLC ADR	1,100	49
Intertek Group PLC	205	14
Intu Properties PLC REIT (e)	1,268	—	@
Investec PLC	931	2
ITV PLC	4,716	4
J Sainsbury PLC	2,261	6
Johnson Matthey PLC	248	6
Kingfisher PLC	3,052	8
Land Securities Group PLC REIT	967	7
Legal & General Group PLC	6,698	18
Lloyds Banking Group PLC	81,779	32
London Stock Exchange Group PLC	366	38
M&G PLC	3,307	7
Marks & Spencer Group PLC	2,152	3
Mediclinic International PLC	533	2
Meggitt PLC	1,017	4
Melrose Industries PLC	4,868	7
Micro Focus International PLC	504	3
Micro Focus International PLC ADR	219	1
Mondi PLC	480	9
National Grid PLC	3,866	47
Next PLC	183	11
Ninety One PLC (e)	465	1
Paragon Offshore PLC (e)(g)	67	—
Pearson PLC	1,132	8
Persimmon PLC (e)	368	10
	Shares	Value (000)
Provident Financial PLC	221	$1
Prudential PLC	2,947	44
Quilter PLC	2,394	4
Reckitt Benckiser Group PLC	768	71
RELX PLC	1,219	28
Rio Tinto PLC	1,401	79
Rolls-Royce Holdings PLC	2,086	7
Royal Bank of Scotland Group PLC	4,432	7
Royal Dutch Shell PLC, Class A	5,388	86
Royal Dutch Shell PLC, Class B	4,583	69
Royal Mail PLC	1,287	3
RSA Insurance Group PLC	1,337	7
Sage Group PLC (The)	1,323	11
Schroders PLC	168	6
Segro PLC REIT	1,202	13
Severn Trent PLC	312	10
Smith & Nephew PLC	1,003	19
Smiths Group PLC	521	9
SSE PLC	1,135	19
St. James's Place PLC	686	8
Standard Chartered PLC	3,772	20
Standard Life Aberdeen PLC	3,003	10
Tate & Lyle PLC	619	5
Taylor Wimpey PLC	4,204	7
Tesco PLC	9,661	27
Travis Perkins PLC	335	5
TUI AG	585	3
Unilever PLC	1,452	78
United Utilities Group PLC	880	10
Virgin Money UK PLC (e)	888	1
Vodafone Group PLC	29,946	48
Weir Group PLC (The)	297	4
Whitbread PLC (e)	2,738	75
Wm Morrison Supermarkets PLC	2,934	7
WPP PLC	1,510	12
		2,413
United States (26.5%)
3M Co.	855	133
Abbott Laboratories	1,163	106
AbbVie, Inc.	1,258	124
Accenture PLC, Class A	829	178
Adient PLC (e)	38	1
Adobe, Inc. (e)	432	188
AdvanSix, Inc. (e)	142	2
AES Corp.	292	4
Agilent Technologies, Inc.	226	20
Alexion Pharmaceuticals, Inc. (e)	234	26
Alphabet, Inc., Class A (e)	449	637
Alphabet, Inc., Class C (e)	438	619
Altria Group, Inc.	1,413	55
Amazon.com, Inc. (e)	443	1,222
Ameren Corp.	210	15
American Electric Power Co., Inc.	441	35

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
American Express Co.	2,505	$238
American International Group, Inc.	1,451	45
American Tower Corp. REIT	475	123
Ameriprise Financial, Inc.	224	34
AmerisourceBergen Corp.	270	27
Amgen, Inc.	636	150
Amphenol Corp., Class A	427	41
Analog Devices, Inc.	168	21
Annaly Capital Management, Inc. REIT	480	3
Anthem, Inc.	446	117
Apache Corp.	242	3
Apple, Inc.	3,479	1,269
AT&T, Inc.	3,538	107
Automatic Data Processing, Inc.	434	65
Avanos Medical, Inc. (e)	434	13
Avery Dennison Corp.	290	33
Baker Hughes a GE Co.	467	7
Bank of America Corp.	7,642	182
Bank of New York Mellon Corp. (The)	516	20
Baxter International, Inc.	789	68
Becton Dickinson & Co.	477	114
Bed Bath & Beyond, Inc.	412	4
Berkshire Hathaway, Inc., Class B (e)	711	127
Biogen, Inc. (e)	444	119
BlackRock, Inc.	305	166
Boeing Co. (The)	705	129
Booking Holdings, Inc. (e)	53	84
Boston Properties, Inc. REIT	175	16
Boston Scientific Corp. (e)	457	16
Bristol-Myers Squibb Co.	2,348	138
Broadcom, Inc.	7	2
Brookfield Property Partners LP (e)	138	1
Brookfield Property Partners LP	40	—	@
California Resources Corp. (e)	223	—	@
Capital One Financial Corp.	224	14
Cardinal Health, Inc.	182	10
Carnival Corp.	2	—	@
Carrier Global Corp.	2,212	49
Caterpillar, Inc.	747	95
CDK Global, Inc.	152	6
CenterPoint Energy, Inc.	175	3
CenturyLink, Inc.	480	5
Cerner Corp.	439	30
CF Industries Holdings, Inc.	38	1
CH Robinson Worldwide, Inc.	232	18
Charles Schwab Corp. (The)	514	17
Charter Communications, Inc., Class A (e)	183	93
Chemours Co. (The)	416	6
Chesapeake Energy Corp. (e)	1	—	@
Chevron Corp.	1,197	107
Chipotle Mexican Grill, Inc. (e)	45	47
Choice Hotels International, Inc.	728	57
	Shares	Value (000)
Cigna Corp. (e)	466	$87
Cintas Corp.	188	50
Cisco Systems, Inc.	3,397	158
CIT Group, Inc.	459	10
Citigroup, Inc.	2,127	109
Citrix Systems, Inc.	247	37
Cleveland-Cliffs, Inc.	20	—	@
CME Group, Inc.	212	34
CNX Resources Corp. (e)	283	2
Coca-Cola Co. (The)	709	32
Cognizant Technology Solutions Corp., Class A	412	23
Colgate-Palmolive Co.	1,800	132
Comcast Corp., Class A	3,494	136
Comerica, Inc.	224	9
Concho Resources, Inc.	122	6
Conduent, Inc. (e)	319	1
ConocoPhillips	1,215	51
CONSOL Energy, Inc. (e)	46	—	@
Consolidated Edison, Inc.	439	32
Corteva, Inc. (e)	778	21
Costco Wholesale Corp.	681	206
Covetrus, Inc. (e)	131	2
Crown Castle International Corp. REIT	449	75
CSX Corp.	444	31
Cummins, Inc.	9	2
CVS Health Corp.	2,070	135
Danaher Corp.	438	77
DaVita, Inc. (e)	302	24
Deere & Co.	24	4
Dell Technologies, Inc., Class C (e)	250	14
Devon Energy Corp.	273	3
Discover Financial Services	427	21
Discovery, Inc., Class A (e)	427	9
Discovery, Inc., Class C (e)	467	9
Dominion Energy, Inc.	270	22
Dow, Inc. (e)	778	32
DR Horton, Inc.	14,181	786
DTE Energy Co.	280	30
Duke Energy Corp.	711	57
DuPont de Nemours, Inc.	778	41
DXC Technology Co.	166	3
Eagle Materials, Inc.	324	23
Eaton Corp., PLC	30	3
eBay, Inc.	1,018	53
Ecolab, Inc.	34	7
Edison International	464	25
Edwards Lifesciences Corp. (e)	1,248	86
Eli Lilly & Co.	848	139
Emerson Electric Co.	861	53
Entergy Corp.	283	27
EOG Resources, Inc.	472	24
Equity Residential REIT	463	27

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
ESC Seventy Seven (g)	15	$—
Estee Lauder Cos., Inc. (The), Class A	287	54
Exelon Corp.	471	17
Extended Stay America, Inc. (Units)	2,330	26
Exxon Mobil Corp.	2,395	107
Facebook, Inc., Class A (e)	923	210
Fastenal Co.	30	1
FedEx Corp.	443	62
Fidelity National Financial, Inc.	2,460	75
Fidelity National Information Services, Inc.	208	28
Fifth Third Bancorp	412	8
First American Financial Corp.	1,034	50
FirstEnergy Corp.	412	16
Fluor Corp.	45	1
Ford Motor Co.	3,317	20
Fortive Corp.	292	20
Fox Corp., Class A	465	12
Fox Corp., Class B (e)	216	6
Franklin Resources, Inc.	422	9
Freeport-McMoRan, Inc.	5,648	65
Frontier Communications Corp. (e)	34	—	@
Garrett Motion, Inc. (e)	161	1
General Dynamics Corp.	73	11
General Electric Co.	3,472	24
General Mills, Inc.	523	32
Gilead Sciences, Inc.	660	51
Goldman Sachs Group, Inc. (The)	489	97
Halliburton Co.	5,442	71
Healthpeak Properties, Inc. REIT	419	12
Henry Schein, Inc. (e)	429	25
Hershey Co. (The)	166	22
Hess Corp.	232	12
Hewlett Packard Enterprise Co.	808	8
Hilton Worldwide Holdings, Inc.	3,973	292
Home Depot, Inc. (The)	1,150	288
Honeywell International, Inc.	1,217	176
HP, Inc.	497	9
Humana, Inc.	131	51
Hyatt Hotels Corp., Class A	1,545	78
Illinois Tool Works, Inc.	29	5
Intel Corp.	1,733	104
Intercontinental Exchange, Inc.	479	44
International Business Machines Corp.	762	92
Interpublic Group of Cos., Inc. (The)	518	9
Intuit, Inc.	427	126
Intuitive Surgical, Inc. (e)	142	81
Invesco Ltd.	441	5
Iron Mountain, Inc. REIT	600	16
JBG SMITH Properties REIT	65	2
Johnson & Johnson	1,745	245
Johnson Controls International PLC	450	15
JPMorgan Chase & Co.	2,892	272
	Shares	Value (000)
Juniper Networks, Inc.	460	$11
KB Home	3,453	106
Kellogg Co.	425	28
KeyCorp	440	5
Keysight Technologies, Inc. (e)	126	13
Kimberly-Clark Corp.	635	90
Kimco Realty Corp. REIT	501	6
Kohl's Corp.	302	6
Kontoor Brands, Inc. (e)	49	1
Kraft Heinz Co. (The)	95	3
Kroger Co. (The)	482	16
L Brands, Inc.	266	4
Laboratory Corp. of America Holdings (e)	173	29
Las Vegas Sands Corp.	162	7
Lennar Corp., Class A	11,805	727
Liberty Global PLC, Class A (e)	465	10
Liberty Global PLC Series C (e)	461	10
Liberty Latin America Ltd., Class A (e)	72	1
Liberty Latin America Ltd., Class C (e)	181	2
Lockheed Martin Corp.	15	5
LogMeIn, Inc.	49	4
Louisiana-Pacific Corp.	925	24
Lowe's Cos., Inc.	1,199	162
M&T Bank Corp.	203	21
M/I Homes, Inc. (e)	1,179	41
Macerich Co. (The) REIT	492	4
Mallinckrodt PLC (e)	29	—	@
ManpowerGroup, Inc.	210	14
Marathon Oil Corp.	307	2
Marathon Petroleum Corp.	426	16
Marriott International, Inc., Class A	4,596	394
Marriott Vacations Worldwide Corp.	575	47
Martin Marietta Materials, Inc.	523	108
Masco Corp.	2,457	123
Mastercard, Inc., Class A	1,472	435
McDonald's Corp.	683	126
McKesson Corp.	302	46
MDC Holdings, Inc.	2,392	85
Medtronic PLC	994	91
Merck & Co., Inc.	1,386	107
Meritage Homes Corp. (e)	1,406	107
MGIC Investment Corp.	3,111	25
Microsoft Corp.	3,940	802
Mohawk Industries, Inc. (e)	573	58
Mondelez International, Inc., Class A	687	35
Mosaic Co. (The)	29	—	@
Murphy Oil Corp.	439	6
Murphy USA, Inc. (e)	162	18
Nasdaq, Inc.	188	22
National Oilwell Varco, Inc.	518	6
NetApp, Inc.	304	14
NetScout Systems, Inc. (e)	1,732	44
New York Community Bancorp, Inc.	188	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Newmont Goldcorp Corp (NYSE)	4,146	$256
Newmont Goldcorp Corp. (TSE)	184	11
News Corp., Class A	456	5
News Corp., Class B	310	4
NextEra Energy, Inc.	420	101
NIKE, Inc., Class B	2,168	213
Noble Corp., PLC (e)	254	—	@
Noble Energy, Inc.	310	3
Nordstrom, Inc.	137	2
Norfolk Southern Corp.	458	80
Northrop Grumman Corp.	20	6
NortonLifeLock, Inc.	308	6
NOW, Inc. (e)	188	2
nVent Electric PLC	6	—	@
NVR, Inc. (e)	138	450
O'Reilly Automotive, Inc. (e)	242	102
Occidental Petroleum Corp.	870	16
Omnicom Group, Inc.	277	15
ONE Gas, Inc.	129	10
ONEOK, Inc.	431	14
Oracle Corp.	2,421	134
Otis Worldwide Corp.	1,106	63
Ovintiv, Inc. (NYSE)	165	2
Ovintiv, Inc. (TSE)	72	1
Owens Corning	869	48
PACCAR, Inc.	22	2
PayPal Holdings, Inc. (e)	1,018	177
Pentair PLC	6	—	@
People's United Financial, Inc.	189	2
PepsiCo, Inc.	1,016	134
Perspecta, Inc.	83	2
Pfizer, Inc.	2,798	92
Philip Morris International, Inc.	972	68
Phillips 66	514	37
Pioneer Natural Resources Co.	302	30
Pitney Bowes, Inc.	332	1
PNC Financial Services Group, Inc. (The)	474	50
PPL Corp.	489	13
Procter & Gamble Co. (The)	1,692	202
ProLogis, Inc. REIT	692	65
Public Service Enterprise Group, Inc.	289	14
Public Storage REIT	167	32
Pulte Group, Inc.	10,085	343
QUALCOMM, Inc.	1,596	146
Quest Diagnostics, Inc.	247	28
Range Resources Corp.	146	1
Rayonier Advanced Materials, Inc.	293	1
Rayonier, Inc. REIT	416	10
Raytheon Technologies Corp.	1,763	109
Regions Financial Corp.	436	5
Republic Services, Inc.	418	34
Resideo Technologies, Inc. (e)	236	3
	Shares	Value (000)
Robert Half International, Inc.	224	$12
Rockwell Automation, Inc.	9	2
Ross Stores, Inc.	420	36
Royal Caribbean Cruises Ltd.	2	—	@
S&P Global, Inc.	417	137
Sabra Health Care, Inc. REIT	118	2
salesforce.com, Inc. (e)	465	87
Schlumberger Ltd.	895	16
Scotts Miracle-Gro Co. (The), Class A	455	61
Sempra Energy	457	54
Simon Property Group, Inc. REIT	449	31
Skyline Champion Corp. (e)	458	11
Southern Co. (The)	283	15
Southwestern Energy Co. (e)	444	1
Starbucks Corp.	1,443	106
State Street Corp.	457	29
Stericycle, Inc. (e)	249	14
Stewart Information Services Corp.	190	6
Stryker Corp.	427	77
Sysco Corp.	287	16
T Rowe Price Group, Inc.	278	34
T-Mobile US, Inc. (e)	73	8
Tapestry, Inc.	446	6
Target Corp.	665	80
TE Connectivity Ltd.	186	15
TechnipFMC PLC	97	1
Texas Instruments, Inc.	1,811	230
Thermo Fisher Scientific, Inc.	306	111
TJX Cos., Inc. (The)	756	38
Toll Brothers, Inc.	4,745	155
Truist Financial Corp.	987	37
UFP Industries, Inc.	462	23
Union Pacific Corp.	1,187	201
United Parcel Service, Inc., Class B	1,207	134
UnitedHealth Group, Inc.	1,163	343
Urban Edge Properties REIT	74	1
US Bancorp	755	28
Valero Energy Corp.	300	18
Varex Imaging Corp. (e)	124	2
Varian Medical Systems, Inc. (e)	275	34
Ventas, Inc. REIT	253	9
Verisk Analytics, Inc.	168	29
Verizon Communications, Inc.	7,341	405
VF Corp.	448	27
ViacomCBS, Inc., Class B	618	14
Visa, Inc., Class A	1,691	327
Vornado Realty Trust REIT	131	5
Vulcan Materials Co.	1,239	144
Walgreens Boots Alliance, Inc.	468	20
Walmart, Inc.	1,666	200
Walt Disney Co. (The)	1,150	128
Washington Prime Group, Inc. REIT	597	1
Waste Management, Inc.	433	46

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Watsco, Inc.	300	$53
WEC Energy Group, Inc.	220	19
Wells Fargo & Co.	2,353	60
Welltower, Inc. REIT	463	24
Western Digital Corp.	72	3
Western Union Co. (The)	88	2
Westinghouse Air Brake Technologies Corp.	19	1
Weyerhaeuser Co. REIT	518	12
Williams Cos., Inc. (The)	458	9
WPX Energy, Inc. (e)	432	3
WW Grainger, Inc.	5	2
Wyndham Hotels & Resorts, Inc.	1,152	49
Wynn Resorts Ltd.	215	16
Xcel Energy, Inc.	295	18
Xerox Holdings Corp. (e)	241	4
Xylem, Inc.	135	9
Yum! Brands, Inc.	413	36
Zimmer Biomet Holdings, Inc.	249	30
Zoetis, Inc.	810	111
		24,690
Total Common Stocks (Cost $31,258)		34,682
	No. of Rights
Rights (0.0%)
United States (0.0%)
Bristol-Myers Squibb Co. (e)	760	3
T-Mobile US, Inc. (e)	73	—	@
Total Rights (Cost $2)		3
	No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (e) (Cost $—)	5	—	@
	Shares
Investment Company (3.8%)
United States (3.8%)
SPDR S&P 500 ETF Trust (Cost $2,078)	11,613	3,581
Short-Term Investments (19.3%)
Investment Company (17.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $16,393)	16,393,063	16,393
	Face Amount (000)	Value (000)
U.S. Treasury Security (1.7%)
U.S. Treasury Bill 0.16%, 1/28/21 (h)(i) (Cost $1,559)	$1,561	$1,560
Total Short-Term Investments (Cost $17,952)		17,953
Total Investments (100.6%) (Cost $87,554) (j)(k)(l)		93,903
Liabilities in Excess of Other Assets (-0.6%)		(565)
Net Assets (100.0%)		$93,338

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Floating or variable rate securities: The rates disclosed are as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(b)  Security is subject to delayed delivery.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.

(e)  Non-income producing security.

(f)  Security trades on the Hong Kong exchange.

(g)  At June 30, 2020, the Fund held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(h)  Rate shown is the yield to maturity at June 30, 2020.

(i)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)  The approximate fair value and percentage of net assets, $9,196,000 and 9.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(l)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,409,000 and the aggregate gross unrealized depreciation is approximately $3,697,000, resulting in net unrealized appreciation of approximately $7,712,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

ASX  Australian Securities Exchange.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

ETF  Exchange Traded Fund.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

EURIBOR  Euro Interbank Offered Rate.

Euronext  Euronext Paris Exchange.

LIBOR  London Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

OMXH  Helsinki Stock Exchange.

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

SIX  Swiss Exchange.

SPDR  Standard & Poor's Depository Receipt.

SSE  Stockholm Stock Exchange.

TBA  To Be Announced.

TSE  Toronto Stock Exchange.

USD  United States Dollar.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	2,390			$335		9/17/20	$(1)
Bank of America NA	MXN	3,745			$170		9/3/20	8
Bank of America NA	PLN	67			$17		9/17/20	(—	@)
Bank of America NA		$23		HUF	7,137		9/3/20	(1)
Bank of America NA		$55		ILS	189		9/17/20	(—	@)
Bank of Montreal	HUF	4,029			$13		9/17/20	—	@
Bank of Montreal		$220		CAD	299		9/17/20	1
Barclays Bank PLC	AUD	825			$571		9/3/20	2
Barclays Bank PLC	CHF	—	@		$—	@	9/3/20	(—	@)
Barclays Bank PLC	JPY	38			$—	@	9/17/20	—	@
Barclays Bank PLC	PEN	10			$3		9/17/20	—	@
Barclays Bank PLC		$109		CAD	149		9/17/20	—	@
Barclays Bank PLC		$371		CNY	2,630		9/17/20	(—	@)
Barclays Bank PLC		$165		SGD	231		9/17/20	—	@
BNP Paribas SA	BRL	24			$5		9/17/20	—	@
BNP Paribas SA	EUR	53			$60		9/17/20	—	@
BNP Paribas SA	IDR	364,730			$26		9/3/20	—	@
BNP Paribas SA	IDR	26,173			$2		9/17/20	(—	@)
BNP Paribas SA	INR	846			$11		9/17/20	(—	@)
BNP Paribas SA	JPY	10,860			$102		9/17/20	1
BNP Paribas SA	PLN	100			$25		9/3/20	—	@
BNP Paribas SA	RUB	412			$6		9/17/20	—	@
BNP Paribas SA	SEK	79			$8		9/17/20	(—	@)
BNP Paribas SA	TRY	1			$—	@	9/17/20	(—	@)
BNP Paribas SA	TWD	553			$19		9/17/20	—	@
BNP Paribas SA		$7		AUD	10		9/17/20	—	@
BNP Paribas SA		$89		CAD	121		9/17/20	—	@
BNP Paribas SA		$193		CHF	184		9/3/20	2
BNP Paribas SA		$60		CHF	57		9/17/20	—	@
BNP Paribas SA		$12		CLP	9,489		9/17/20	(1)
BNP Paribas SA		$4		COP	15,663		9/17/20	(—	@)
BNP Paribas SA		$30		DKK	200		9/17/20	(—	@)
BNP Paribas SA		$2,188		EUR	1,926		9/3/20	(21)
BNP Paribas SA		$600		GBP	477		9/17/20	(8)
BNP Paribas SA		$28		IDR	405,709		9/3/20	—	@
BNP Paribas SA		$6		JPY	632		9/3/20	(—	@)
BNP Paribas SA		$73		SGD	101		9/3/20	—	@
BNP Paribas SA		$121		THB	3,823		9/3/20	3

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	RUB	4,734		$68		9/3/20	$2
Citibank NA		$12	CAD	17		9/17/20	—	@
Citibank NA		$123	CNH	875		9/3/20	(—	@)
Citibank NA		$36	CZK	843		9/17/20	(—	@)
Citibank NA		$302	GBP	241		9/3/20	(4)
Citibank NA		$74	HKD	572		9/17/20	—	@
Citibank NA		$50	ILS	172		9/17/20	(—	@)
Citibank NA		$12	KRW	14,435		9/17/20	(—	@)
Citibank NA		$40	PLN	156		9/3/20	(—	@)
Citibank NA		$5	THB	145		9/17/20	—	@
Commonwealth Bank of Australia	NZD	13		$8		9/17/20	(—	@)
Credit Suisse International	JPY	379		$4		9/17/20	—	@
Goldman Sachs International	JPY	10,816		$101		9/17/20	1
Goldman Sachs International		$98	AUD	144		9/17/20	1
Goldman Sachs International		$116	CAD	158		9/17/20	—	@
Goldman Sachs International		$120	CHF	113		9/17/20	1
Goldman Sachs International		$724	CNH	5,139		9/3/20	1
Goldman Sachs International		$489	EUR	434		9/17/20	(—	@)
Goldman Sachs International		$31	GBP	24		9/17/20	(—	@)
Goldman Sachs International		$381	KRW	463,082		9/3/20	4
JPMorgan Chase Bank NA	AUD	23		$16		9/3/20	(—	@)
JPMorgan Chase Bank NA	CAD	57		$42		9/3/20	(—	@)
JPMorgan Chase Bank NA	DKK	102		$15		9/3/20	(—	@)
JPMorgan Chase Bank NA	EUR	428		$482		9/3/20	(—	@)
JPMorgan Chase Bank NA	GBP	90	EUR	100		9/3/20	1
JPMorgan Chase Bank NA	JPY	275		$3		9/17/20	—	@
JPMorgan Chase Bank NA		$83	CAD	113		9/17/20	—	@
JPMorgan Chase Bank NA		$133	EUR	118		9/17/20	(—	@)
JPMorgan Chase Bank NA		$113	EUR	100		9/3/20	(1)
JPMorgan Chase Bank NA		$96	GBP	77		9/17/20	(1)
JPMorgan Chase Bank NA		$137	HKD	1,060		9/17/20	—	@
JPMorgan Chase Bank NA		$1,998	JPY	217,633		9/3/20	19
JPMorgan Chase Bank NA		$29	NOK	267		9/3/20	(1)
JPMorgan Chase Bank NA	ZAR	19		$1		9/17/20	—	@
State Street Bank and Trust Co.	MYR	193		$45		9/3/20	—	@
State Street Bank and Trust Co.		$8	HKD	61		9/17/20	—	@
UBS AG	DKK	112		$17		9/17/20	(—	@)
UBS AG	EUR	29		$32		9/17/20	—	@
UBS AG	GBP	107		$133		9/17/20	(—	@)
UBS AG	GBP	39		$48		9/3/20	—	@
UBS AG	JPY	13,048		$121		9/3/20	—	@
UBS AG	JPY	8,298		$77		9/17/20	1
UBS AG	JPY	3,872		$36		9/17/20	—	@
UBS AG	JPY	2,085		$19		9/17/20	—	@
UBS AG	MXN	559		$25		9/17/20	1
UBS AG	NOK	297		$31		9/17/20	—	@
UBS AG	TRY	2		$—	@	9/17/20	(—	@)
UBS AG		$257	AUD	376		9/17/20	2
UBS AG		$507	CAD	690		9/17/20	1
UBS AG		$631	CHF	599		9/17/20	2
UBS AG		$49	EUR	44		9/17/20	(—	@)
UBS AG		$236	EUR	210		9/17/20	(—	@)
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG		$171	GBP	136	9/17/20	$(2)
UBS AG		$110	HKD	856	9/17/20	—	@
UBS AG		$85	JPY	9,136	9/17/20	(—	@)
UBS AG		$11	MXN	239	9/3/20	(—	@)
UBS AG		$30	NZD	46	9/3/20	—	@
UBS AG		$51	SEK	473	9/17/20	(—	@)
UBS AG		$79	SEK	727	9/3/20	(1)
UBS AG	ZAR	192		$11	9/17/20	—	@
						$12

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 (Germany)	29	Sep-20	EUR	— @	$1,050	$44
Hang Seng China Enterprises Index (Hong Kong)	3	Jul-20	HKD	— @	469	(4)
SGX MSCI Singapore (Singapore)	8	Jul-20	SGD	1	170	(2)
IBEX 35 Index (Spain)	7	Jul-20	EUR	— @	567	(5)
S&P 500 E Mini Index (United States)	31	Sep-20		$2	4,790	103
U.S. Treasury 10 yr. Note (United States)	4	Sep-20		400	557	— @
S&P TSE 60 Index (Canada)	6	Sep-20	CAD	1	821	25
100 oz Gold Future (United States)	10	Aug-20		$1	1,800	62
SPI 200 Index (Australia)	4	Sep-20	AUD	— @	406	8
FTSE MIB Index (Italy)	5	Sep-20	EUR	— @	542	12
NYMEX WTI Crude Oil Futures (United States)	6	Nov-21		$6	245	(1)
CAC 40 Index (France)	1	Jul-20	EUR	— @	55	1
Short:
TOPIX Index (Japan)	7	Sep-20	JPY	(70)	(1,010)	40
U.S. Treasury 10 yr. Note (United States)	1	Sep-20		$(100)	(139)	(— @)
U.S. Treasury Ultra Long Bond (United States)	8	Sep-20		(800)	(1,260)	(6)
U.S. Treasury Ultra Bond (United States)	5	Sep-20		(500)	(1,091)	10
U.S. Treasury 5 yr. Note (United States)	8	Sep-20		(800)	(1,006)	(4)
U.S. Treasury 2 yr. Note (United States)	6	Sep-20		(1,200)	(1,325)	(— @)
NIKKEI 225 Index (Japan)	2	Sep-20	JPY	(1)	(206)	4
MSCI Emerging Market E Mini (United States)	21	Sep-20		$(1)	(1,035)	(33)
German Euro BTP (Germany)	12	Sep-20	EUR	(1,200)	(1,940)	(36)
						$218

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC* CDX.EM.32	NR	Buy	1.00%	Quarterly	12/20/24	$325	$11	$17	$(6)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2020:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	510,000	$27	$—	$27
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.24	Semi-Annual/ Quarterly	3/30/30		$316	7	—	7
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.27	Semi-Annual/ Quarterly	3/30/30		1,261	23	—	23
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.3	Semi-Annual/ Quarterly	3/30/30		315	5	—	5
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.18	Semi-Annual/ Quarterly	3/31/30		526	14	—	14
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.31	Semi-Annual/ Quarterly	4/28/30		190	3	—	3
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.37	Semi-Annual/ Quarterly	5/29/30		134	2	—	2
								$81	$—	$81

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2020:

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		$106	$(7)	$—	$(7)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		299	(19)	—	(19)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		18	(1)	—	(1)
BNP Paribas SA	MSCI Emerging Markets Index	Receive	3 Month USD LIBOR plus 0.28%	Quarterly	1/26/21		6,929	860	—	860
JPMorgan Chase Bank NA	Long EMU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	6/16/21	EUR	612	— @	—	— @
JPMorgan Chase Bank NA	Long EMU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	6/16/21		639	(20)	—	(20)
JPMorgan Chase Bank NA	Long SP500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		$1,667	(60)	—	(60)
JPMorgan Chase Bank NA	Long SP500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		1,322	(35)	—	(35)
JPMorgan Chase Bank NA	Long SP500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		1,328	(31)	—	(31)
JPMorgan Chase Bank NA	Long U.S. Value (SP1500) Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		576	— @	—	— @
JPMorgan Chase Bank NA	Long U.S. Value (SP1500) Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		1,107	36	—	36
JPMorgan Chase Bank NA	Long U.S. Value (SP1500) Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		1,229	49	—	49
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	2/10/21		3,747	313	—	313
JPMorgan Chase Bank NA	Short EMU Anti Value Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	6/16/21	EUR	640	(1)	—	(1)
JPMorgan Chase Bank NA	Short EMU Low Vol Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	6/16/21		626	(14)	—	(14)
JPMorgan Chase Bank NA	Short SP500 Anti Value Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		$746	5	—	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements (cont'd):

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	Short SP500 Anti Value Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	$745	$3	$—	$3
JPMorgan Chase Bank NA	Short SP500 Anti Value Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	745	7	—	7
JPMorgan Chase Bank NA	Short SP500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	691	10	—	10
JPMorgan Chase Bank NA	Short SP500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	689	6	—	6
JPMorgan Chase Bank NA	Short SP500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	692	7	—	7
JPMorgan Chase Bank NA	Short U.S. Low Vol (SP1500) Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	575	2	—	2
JPMorgan Chase Bank NA	Short U.S. Low Vol (SP1500) Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	1,130	(17)	—	(17)
JPMorgan Chase Bank NA	Short U.S. Low Vol (SP1500) Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	1,188	(35)	—	(35)
							$1,058	$—	$1,058

††  See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$7,323	20.76%
CIT Group, Inc.	3,298	68	0.19
Citigroup, Inc.	79,236	4,049	11.48
Citizens Financial Group	15,687	396	1.12
Comerica, Inc.	5,287	201	0.57
East West Bancorp, Inc.	4,961	180	0.51
Fifth Third Bancorp, Inc.	25,079	484	1.37
First Republic Bank	5,750	609	1.73
Huntington Bancshares, Inc.	35,695	323	0.91
JPMorgan Chase & Co.	110,953	10,436	29.57
KeyCorp	34,389	419	1.19
M & T Bank Corp.	4,440	462	1.31
People's United Financial	13,619	158	0.45
PNC Financial Services Group	15,425	1,623	4.60
Regions Financial Corp.	34,597	385	1.09
Signature Bank	1,907	204	0.58
SVB Financial Group	1,793	386	1.10
Truist Financial Corp.	45,852	1,722	4.88
US Bancorp	51,605	1,900	5.39
Wells Fargo & Co.	146,120	3,741	10.60
Zions Bancorp NA	6,245	212	0.60
Total		$35,281	100.00%

The following table represents the equity basket holdings underlying the total return swap with Long EMU Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Long EMU Value Index
Acs Actividades Cons Y Serv	7,278	$183	1.95%
Aercap Holdings N.V.	5,831	179	1.91
Atlantia SpA	11,800	190	2.01
Atos SE	2,512	214	2.27
Banco Bilbao Vizcaya Argenta	54,264	187	1.98
Banco Santander SA	73,967	181	1.92
Bayer AG-Reg	2,677	198	2.10
Bayerische Motoren Werke AG	3,053	195	2.07
Bayerische Motoren Werke-Pref	3,956	192	2.04
Bnp Paribas	4,813	191	2.03
Bollore	61,065	192	2.04
Bouygues SA	6,208	212	2.25
Capgemini SE	1,850	212	2.25
Carrefour SA	12,437	192	2.04
Casino Guichard Perrachon	5,020	186	1.97
CNP Assurances	15,511	179	1.90
Compagnie De Saint Gobain	5,705	205	2.18
Credit Agricole SA	20,958	198	2.11
EDF Energy	21,316	197	2.09
Eiffage	2,150	197	2.09
Security Description	Shares	Value (000)	Index Weight
Long EMU Value Index (cont'd)
Engie	15,770	$195	2.07%
Fresenius Medical Care AG	2,335	200	2.12
Fresenius SE & Co. KGaA	4,073	202	2.14
Heidelbergcement AG	3,705	198	2.10
Hochtief AG	2,214	196	2.08
Ipsen	2,365	201	2.13
Klepierre	9,098	181	1.92
Koninklijke Ahold Delhaize N	7,463	203	2.16
Lanxess AG	3,712	196	2.08
Leonardo SpA	26,961	179	1.90
Metro AG	20,337	192	2.04
Naturgy Energy Group SA	10,495	195	2.07
Nn Group N.V.	5,890	198	2.10
Nokia Oyj	46,102	201	2.13
Omv AG	5,458	182	1.94
Peugeot SA	12,515	204	2.16
Porsche Automobil Holding SE	3,391	195	2.07
Proximus	8,852	180	1.91
Publicis Groupe	5,867	190	2.02
Raiffeisen Bank International	10,151	181	1.92
Repsol SA	19,635	172	1.82
Societe Generale SA	11,393	189	2.01
Solvay SA	2,407	193	2.05
Stora Enso Oyj	16,410	196	2.08
Telefonica SA	37,453	179	1.90
Unibail-Rodamco-Westfield	2,855	161	1.71
Uniper SE	6,335	204	2.17
Volkswagen AG	1,158	186	1.98
Volkswagen AG-Pref	1,256	190	2.02
Total		$9,419	100.00%

The following table represents the equity basket holdings underlying the total return swap with Long SP500 Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Long SP500 Value Index
AES Corp.	7,427	$108	1.14%
Alliance Data Systems Corp.	1,911	86	0.90
Allstate Corp.	527	51	0.54
American International Group	3,047	95	1.00
AmerisourceBergen Corp.	1,024	103	1.08
Anthem, Inc.	379	100	1.05
Archer-Daniels-Midland Co.	2,489	99	1.04
Baker Hughes Co.	6,024	93	0.97
Bank Of New York Mellon Corp.	2,620	101	1.06
Biogen, Inc.	360	96	1.01
BorgWarner, Inc.	3,019	107	1.12
Cardinal Health, Inc.	1,861	97	1.02
Carrier Global Corp.	2,366	53	0.55
CBRE Group Inc — A	2,097	95	0.99

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Long SP500 Value Index (cont'd)
Centene Corp.	1,583	$101	1.05%
CenterPoint Energy, Inc.	5,516	103	1.08
CenturyLink, Inc.	9,708	97	1.02
CF Industries Holdings, Inc.	3,293	93	0.97
Cigna Corp.	526	99	1.03
Cisco Systems, Inc.	2,183	102	1.07
Citigroup, Inc.	1,863	95	1.00
Cognizant Tech Solutions — A	1,832	104	1.09
CVS Health Corp.	1,547	101	1.05
Davita, Inc.	1,285	102	1.07
Delta Air Lines, Inc.	3,241	91	0.95
Devon Energy Corp.	7,628	86	0.91
Discovery, Inc. — A	4,557	96	1.01
Discovery, Inc. — C	5,065	98	1.02
Dow, Inc.	2,401	98	1.03
DXC Technology Co.	6,254	103	1.08
Eastman Chemical Co.	1,418	99	1.03
Edison International	1,676	91	0.95
Exelon Corp.	2,629	95	1.00
FedEx Corp.	748	105	1.10
Fifth Third Bancorp, Inc.	4,603	89	0.93
General Dynamics Corp.	650	97	1.02
General Motors Co.	3,652	92	0.97
Hanesbrands, Inc.	8,384	95	0.99
Harley-Davidson, Inc.	3,991	95	0.99
Hartford Financial SVCS Group	2,445	94	0.99
Hewlett Packard Enterprise	9,745	95	0.99
Host Hotels & Resorts, Inc.	7,919	85	0.90
Howmet Aerospace, Inc.	6,661	106	1.11
HP, Inc.	5,881	103	1.07
Huntington Ingalls Industries	547	95	1.00
Intel Corp.	1,680	100	1.05
International Paper Co.	2,841	100	1.05
Interpublic Group Of Cos, Inc.	2,927	50	0.53
Intl Business Machines Corp.	811	98	1.03
Invesco Ltd.	9,107	98	1.03
JM Smucker Co. (The)	939	99	1.04
Johnson Controls International	2,863	98	1.02
Juniper Networks, Inc.	4,163	95	1.00
Kimco Realty Corp.	7,180	92	0.97
Kinder Morgan, Inc.	3,270	50	0.52
Kohls Corp.	4,087	85	0.89
Kraft Heinz Co. (The)	3,100	99	1.04
Kroger Co.	3,119	106	1.11
Lennar Corp. — A	1,587	98	1.02
Lincoln National Corp.	2,389	88	0.92
Lyondellbasell Indu — Class A	1,469	97	1.01
Metlife, Inc.	2,622	96	1.00
Micron Technology, Inc.	1,988	102	1.07
Mohawk Industries, Inc.	1,033	105	1.10
Molson Coors Beverage Co. — B	2,549	88	0.92
Security Description	Shares	Value (000)	Index Weight
Long SP500 Value Index (cont'd)
Mylan N.V.	6,289	$101	1.06%
NetApp, Inc.	2,287	101	1.06
Newell Brands, Inc.	6,449	102	1.07
Nielsen Holdings PLC	6,679	99	1.04
NRG Energy, Inc.	3,005	98	1.03
Oneok, Inc.	2,642	88	0.92
Perrigo Co. PLC	1,897	105	1.10
Pfizer, Inc.	1,564	51	0.54
Phillips 66	1,317	95	0.99
PPL Corp.	3,732	96	1.01
Principal Financial Group	2,295	95	1.00
Pultegroup, Inc.	2,777	95	0.99
PVH Corp.	1,930	93	0.97
Quanta Services, Inc.	2,617	103	1.08
Seagate Technology	1,963	95	1.00
Simon Property Group Inc.	1,343	92	0.96
Sl Green Realty Corp.	1,887	93	0.97
Snap-on, Inc.	739	102	1.07
Synchrony Financial	4,032	89	0.94
Tapestry, Inc.	6,768	90	0.94
Te Connectivity Ltd.	1,234	101	1.05
Textron, Inc.	2,900	95	1.00
Tyson Foods, Inc. — Class A	1,564	93	0.98
United Airlines Holdings, Inc.	2,523	87	0.92
United Rentals, Inc.	641	96	1.00
Universal Health Services — B	995	92	0.97
Unum Group	5,777	96	1.00
Viacomcbs, Inc. — Class B	4,194	98	1.03
Vornado Realty Trust	2,450	94	0.98
Wabtec Corp.	1,613	93	0.97
Walgreens Boots Alliance, Inc.	2,407	102	1.07
Wells Fargo & Co.	3,557	91	0.95
Western Digital Corp.	2,281	101	1.06
Western Union Co.	4,613	100	1.05
Westrock Co.	3,507	99	1.04
Xerox Holdings Corp.	5,834	89	0.93
		$9,543	100.00%

The following table represents the equity basket holdings underlying the total return swap with Long U.S. Value (SP1500) Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Long U.S. Value (SP1500) Index
AAR Corp.	2,576	$53	0.54%
Acuity Brands, Inc.	604	58	0.58
Advansix, Inc.	3,502	41	0.41
Alexion Pharmaceuticals, Inc.	462	52	0.52
Alliance Data Systems Corp.	1,139	51	0.52
American Equity Invt Life Hl	2,326	57	0.58
American International Group	1,698	53	0.53

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Long U.S. Value (SP1500) Index (cont'd)
American Woodmark Corp.	749	$57	0.57%
Apogee Enterprises, Inc.	2,474	57	0.57
Arcbest Corp.	2,072	55	0.55
Archer-Daniels-Midland Co.	1,350	54	0.54
Archrock, Inc.	8,821	57	0.58
Atlas Air Worldwide Holdings	1,334	57	0.58
Autonation, Inc.	1,412	53	0.53
AZZ, Inc.	1,599	55	0.55
Baker Hughes Co.	3,517	54	0.54
Bank Of New York Mellon Corp.	1,401	54	0.54
Big Lots, Inc.	1,598	67	0.67
Biogen, Inc.	204	55	0.55
Bonanza Creek Energy, Inc.	3,266	48	0.49
Brinker International, Inc.	2,365	57	0.57
Brixmor Property Group, Inc.	4,198	54	0.54
Brunswick Corp.	858	55	0.55
Cadence Bancorp	5,786	51	0.52
Caleres, Inc.	6,673	56	0.56
Callon Petroleum Co.	38,286	44	0.44
Capri Holdings Ltd.	3,421	53	0.54
Cardinal Health, Inc.	1,003	52	0.53
Cardtronics PLC — A	2,246	54	0.54
Carnival Corp.	3,133	51	0.52
Cato Corp. — Class A	3,174	26	0.26
CenterPoint Energy, Inc.	2,991	56	0.56
Central Garden And Pet Co. — A	1,708	58	0.58
Century Communities, Inc.	1,771	54	0.55
CenturyLink, Inc.	5,319	53	0.54
Chart Industries, Inc.	1,285	62	0.63
Cheesecake Factory, Inc. (The)	2,395	55	0.55
Cigna Corp.	57	11	0.11
Citigroup, Inc.	1,037	53	0.53
Citizens Financial Group	2,123	54	0.54
Cno Financial Group, Inc.	3,524	55	0.55
Commercial Metals Co.	2,623	54	0.54
Computer Programs & Systems	1,214	28	0.28
Comtech Telecommunications	3,223	54	0.55
Conn's Inc	5,952	60	0.60
Consol Energy, Inc.	7,596	39	0.39
Cooper-Standard Holding	2,941	39	0.39
Corecivic, Inc.	5,345	50	0.50
Crane Co.	973	58	0.58
Customers Bancorp, Inc.	3,238	39	0.39
Cvs Health Corp.	840	55	0.55
Dana, Inc.	4,525	55	0.55
Darling Ingredients, Inc.	2,238	55	0.55
Dave & Buster'S Entertainment	3,680	49	0.49
Deluxe Corp.	2,390	56	0.57
Designer Brands, Inc. — Class A	7,927	54	0.54
Diamondrock Hospitality Co.	9,504	53	0.53
Diodes, Inc.	1,079	55	0.55
Security Description	Shares	Value (000)	Index Weight
Long U.S. Value (SP1500) Index (cont'd)
Discovery, Inc. — C	2,715	$52	0.53%
Donnelley Financial Solution	2,510	21	0.21
Dxc Technology Co.	3,485	58	0.58
Eastman Chemical Co.	779	54	0.55
Ebay, Inc.	1,098	58	0.58
Ebix, Inc.	2,357	53	0.53
Edgewell Personal Care Co.	1,914	60	0.60
Endo International PLC	15,293	52	0.53
Enova International, Inc.	3,726	55	0.56
Exelon Corp.	1,437	52	0.52
Fifth Third Bancorp, Inc.	2,568	50	0.50
First Financial Bancorp	3,946	55	0.55
First Horizon National Corp.	5,236	52	0.52
First Solar, Inc.	1,084	54	0.54
Fnb Corp.	7,122	53	0.54
Garrett Motion, Inc.	8,798	49	0.49
Genworth Financial, Inc. — Class A	20,763	48	0.48
Geo Group, Inc. (The)	4,429	52	0.53
G-Iii Apparel Group Ltd.	4,059	54	0.54
Gms, Inc.	2,354	58	0.58
Graham Holdings Co. — Class B	166	57	0.57
Greenbrier Companies, Inc.	2,394	54	0.55
Greif, Inc. — Class A	1,623	56	0.56
Group 1 Automotive, Inc.	826	54	0.55
Hartford Financial SVCS Group	1,380	53	0.54
Heidrick & Struggles International	2,133	46	0.46
Herman Miller, Inc.	2,231	53	0.53
Hologic, Inc.	978	56	0.56
Hope Bancorp, Inc.	5,874	54	0.54
Howmet Aerospace, Inc.	3,685	58	0.59
Ichor Holdings Ltd.	2,292	61	0.61
Insight Enterprises, Inc.	1,099	54	0.54
Integer Holdings, Corp.	731	53	0.54
Integra Lifesciences Holding	1,125	53	0.53
Intel Corp.	180	11	0.11
Interface, Inc.	6,568	53	0.54
Intl Business Machines Corp.	446	54	0.54
Invesco Ltd.	4,765	51	0.52
Istar, Inc.	4,214	52	0.52
J2 Global, Inc.	146	9	0.09
Kelly Services, Inc. — A	2,683	42	0.43
Koppers Holdings, Inc.	2,228	42	0.42
Kraton Corp.	3,336	58	0.58
Lannett Co., Inc.	7,227	52	0.53
Lantheus Holdings, Inc.	3,861	55	0.56
Laredo Petroleum, Inc.	3,463	48	0.48
Lyondellbasell Indu — Class A	809	53	0.54
M/I Homes, Inc.	1,611	55	0.56
Macerich Co. (The)	6,066	54	0.55
Marcus Corp.	3,733	50	0.50
Mastec, Inc.	1,189	53	0.54

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Long U.S. Value (SP1500) Index (cont'd)
Matrix Service Co.	2,543	$25	0.25%
Mdu Resources Group, Inc.	2,504	56	0.56
Medtronic PLC	116	11	0.11
Meredith Corp.	3,458	50	0.51
Meridian Bioscience, Inc.	2,742	64	0.64
Meritor, Inc.	2,709	54	0.54
Meta Financial Group, Inc.	2,969	54	0.54
Metlife, Inc.	1,462	53	0.54
Micron Technology, Inc.	1,055	54	0.55
Minerals Technologies, Inc.	1,180	55	0.56
Molson Coors Beverage Co. — B	1,422	49	0.49
Moog, Inc. — Class A	1,101	58	0.59
Mts Systems Corp.	3,174	56	0.56
Mylan N.V.	3,280	53	0.53
MYR Group, Inc.	1,126	36	0.36
Natus Medical, Inc.	2,557	56	0.56
Navient Corp.	7,029	49	0.50
Netgear, Inc.	2,120	55	0.55
NRG Energy, Inc.	1,581	51	0.52
Oge Energy Corp.	1,750	53	0.53
Oracle Corp.	196	11	0.11
Oshkosh Corp.	744	53	0.54
Owens & Minor, Inc.	7,603	58	0.58
Pebblebrook Hotel Trust	3,952	54	0.54
Penn Virginia Corp.	4,850	46	0.47
Perspecta, Inc.	2,284	53	0.53
Photronics, Inc.	4,868	54	0.55
Pilgrim'S Pride Corp.	3,019	51	0.51
Plantronics, Inc.	3,949	58	0.58
Pra Health Sciences, Inc.	564	55	0.55
Principal Financial Group	1,309	54	0.55
Progress Software Corp.	1,436	56	0.56
Propetro Holding Corp.	9,797	50	0.51
Quinstreet, Inc.	4,792	50	0.50
Renewable Energy Group, Inc.	1,925	48	0.48
Resideo Technologies, Inc.	4,618	54	0.54
Ring Energy, Inc.	8,456	10	0.10
RPT Realty	7,892	55	0.55
Sabra Health Care REIT, Inc.	3,754	54	0.54
Sanmina Corp.	2,139	54	0.54
Scansource, Inc.	1,593	38	0.39
Schweitzer-Mauduit International, Inc.	1,799	60	0.60
Select Medical Holdings Corp.	3,751	55	0.56
Service Properties Trust	6,591	47	0.47
Signet Jewelers Ltd.	4,521	46	0.47
Simmons First National Corp. — Class A	3,128	54	0.54
Skywest, Inc.	1,652	54	0.54
Sl Green Realty Corp.	1,036	51	0.51
Smart Global Holdings, Inc.	2,070	56	0.57
Spartannash Co.	2,885	61	0.62
Standex International Corp.	713	41	0.41
Security Description	Shares	Value (000)	Index Weight
Long U.S. Value (SP1500) Index (cont'd)
Sterling Bancorp	4,418	$52	0.52%
Summit Hotel Properties, Inc.	8,938	53	0.53
Suncoke Energy, Inc.	10,948	32	0.33
Sykes Enterprises, Inc.	2,015	56	0.56
Syneos Health, Inc.	987	58	0.58
Synnex Corp.	519	62	0.63
Synovus Financial Corp.	2,512	52	0.52
Tanger Factory Outlet Center	7,571	54	0.54
Timken Co.	1,220	56	0.56
Toll Brothers, Inc.	1,667	54	0.55
Tri Pointe Group, Inc.	3,834	56	0.57
Tyson Foods, Inc. — Class A	879	52	0.53
UGI Corp.	1,688	54	0.54
United Therapeutics Corp.	91	11	0.11
Universal Health Services — B	562	52	0.52
Unum Group	3,290	55	0.55
Urban Edge Properties	4,989	59	0.60
Vanda Pharmaceuticals, Inc.	4,606	53	0.53
Varex Imaging Corp.	3,552	54	0.54
Vera Bradley, Inc.	3,455	15	0.15
Veritiv Corp.	1,022	17	0.17
Viacomcbs, Inc. — Class B	2,298	54	0.54
Virtus Investment Partners	471	55	0.55
Wabash National Corp.	5,542	59	0.59
Waddell & Reed Financial — A	3,499	54	0.55
Walgreens Boots Alliance, Inc.	1,248	53	0.53
Walker & Dunlop, Inc.	1,087	55	0.56
Warrior Met Coal, Inc.	3,447	53	0.53
Weingarten Realty Investors	2,865	54	0.55
Wells Fargo & Co.	1,974	51	0.51
Werner Enterprises, Inc.	1,275	56	0.56
Westrock Co.	1,972	56	0.56
Whitestone REIT	5,535	40	0.40
Wyndham Destinations, Inc.	1,775	50	0.50
Xerox Holdings Corp.	3,286	50	0.51
Xperi Holding Corp.	3,990	59	0.59
Total		$9,938	100.00%

The following table represents the equity basket holdings underlying the total return swap with Short EMU Anti Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short EMU Anti Value Index
ADP	1,809	$186	1.85%
Adyen N.V.	147	214	2.12
Air Liquide SA	1,441	208	2.07
Airbus SE	2,601	186	1.85
Amundi SA	2,663	209	2.07
Beiersdorf AG	1,818	206	2.05
Cellnex Telecom SA	3,510	214	2.13

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Short EMU Anti Value Index (cont'd)
Davide Campari-Milano SpA	23,984	$202	2.01%
Delivery Hero SE	2,098	214	2.13
Deutsche Bank AG-Registered	21,416	204	2.03
Deutsche Boerse AG	1,174	212	2.11
Deutsche Wohnen SE	4,482	201	2.00
Diasorin SpA	1,063	204	2.02
E.On SE	18,400	207	2.06
Elia Group SA	1,912	207	2.06
Ferrari N.V.	1,193	204	2.02
Ferrovial SA	7,083	189	1.88
Finecobank SpA	15,003	202	2.01
Galapagos N.V.	1,015	200	1.99
Gea Group AG	6,440	204	2.03
Getlink SE	13,727	198	1.97
Groupe Bruxelles Lambert SA	2,416	203	2.02
Hannover Rueck SE	1,136	196	1.95
Hermes International	243	203	2.02
Iberdrola SA	18,142	210	2.09
Iliad SA	1,094	213	2.12
Just Eat Takeaway	2,122	221	2.21
Knorr-Bremse AG	1,897	192	1.91
Koninklijke Dsm N.V.	1,510	209	2.08
L'Oreal	667	214	2.13
Muenchener Rueckver AG-Reg	790	205	2.04
Nemetschek SE	2,953	203	2.02
Pernod Ricard SA	1,253	197	1.96
Prosus N.V.	2,313	215	2.14
Sartorius AG-Vorzug	614	202	2.01
Sartorius Stedim Biotech	836	211	2.10
Scout24 AG	2,688	209	2.07
Symrise AG	1,893	220	2.20
Teamviewer AG	4,003	219	2.17
Teleperformance	832	211	2.10
Tenaris SA	28,121	182	1.81
Terna SpA	28,663	197	1.96
Ubisoft Entertainment	2,659	219	2.18
Umicore	4,239	200	1.99
Vonovia SE	3,348	205	2.04
Vopak	3,705	196	1.95
Wendel	2,113	201	2.00
Wolters Kluwer	2,703	211	2.10
Zalando SE	3,092	218	2.17
Total		$10,053	100.00%

The following table represents the equity basket holdings underlying the total return swap with Short EMU Low Vol Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short EMU Low Vol Index
Aena Sme SA	1,328	$177	1.81%
Ageas	5,080	180	1.83
Air Liquide SA	1,424	205	2.09
Akzo Nobel N.V.	2,296	206	2.10
Allianz SE-Reg	959	196	2.00
Alstom	4,212	196	2.00
Asml Holding N.V.	581	213	2.17
Assicurazioni Generali	12,600	191	1.94
Axa SA	9,262	194	1.97
Cellnex Telecom SA	3,732	227	2.32
Dassault Systemes SA	1,174	203	2.06
Deutsche Boerse AG	1,169	212	2.16
Deutsche Telekom AG-Reg	11,833	199	2.02
Endesa SA	8,056	198	2.02
Essilorluxottica	1,481	190	1.94
Ferrovial SA	6,961	185	1.89
Grifols SA	6,417	195	1.99
Groupe Bruxelles Lambert SA	2,285	192	1.95
Hannover Rueck SE	1,118	193	1.96
Heineken Holding N.V.	2,315	189	1.93
Heineken N.V.	2,094	193	1.97
Hermes International	235	196	2.00
ICADE	2,586	180	1.84
Industria De Diseno Textiles	6,999	185	1.89
Koninklijke Dsm N.V.	1,547	214	2.18
Legrand SA	2,784	211	2.16
L'Oreal	676	217	2.21
Lvmh Moet Hennessy Louis Vui	455	199	2.03
Michelin	1,843	191	1.95
Muenchener Rueckver AG	760	198	2.01
Orange	16,288	195	1.98
Pernod Ricard SA	1,225	193	1.96
Prosus N.V.	2,367	220	2.24
Recordati SpA	4,333	216	2.20
Red Electrica Corporacion SA	10,763	201	2.05
Sanofi	1,987	202	2.06
Sap SE	1,489	208	2.12
Schneider Electric SE	1,889	210	2.14
Snam SpA	40,039	195	1.99
Symrise AG	1,885	219	2.23
Teleperformance	831	211	2.15
Terna SpA	29,065	200	2.04
Total SA	4,768	182	1.85
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Short EMU Low Vol Index (cont'd)
Ucb SA	2,011	$233	2.38%
Vinci SA	2,058	190	1.93
Vivendi	7,862	202	2.06
Vonovia SE	3,389	208	2.12
Vopak	3,698	196	1.99
Wolters Kluwer	2,663	208	2.12
Total		$9,814	100.00%

The following table represents the equity basket holdings underlying the total return swap with Short SP500 Anti Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short SP500 Anti Value Index
Abiomed, Inc.	397	$96	0.97%
Adobe, Inc.	241	105	1.05
Advanced Micro Devices	1,818	96	0.96
Air Products & Chemicals, Inc.	416	100	1.01
Alexandria Real Estate Equities	585	95	0.95
Align Technology, Inc.	374	103	1.03
Amazon.Com, Inc.	38	104	1.05
American Tower Corp.	374	97	0.97
American Water Works Co., Inc.	764	98	0.99
Ansys, Inc.	350	102	1.03
Aon PLC — Class A	532	102	1.03
Apache Corp.	6,795	92	0.92
Arthur J Gallagher & Co.	1,035	101	1.01
Autodesk, Inc.	411	98	0.99
Ball Corp.	1,411	98	0.99
Blackrock, Inc.	180	98	0.98
Boeing Co. (The)	501	92	0.92
Booking Holdings, Inc.	59	94	0.95
Brown-Forman Corp. — Class B	1,498	95	0.96
Cadence Design Sys, Inc.	1,076	103	1.04
Cboe Global Markets, Inc.	976	91	0.92
Chipotle Mexican Grill, Inc.	96	101	1.02
Cintas Corp.	362	96	0.97
Clorox Company	474	104	1.05
Cme Group, Inc.	562	91	0.92
Colgate-Palmolive Co.	1,347	99	0.99
Copart, Inc.	1,121	93	0.94
Costco Wholesale Corp.	329	100	1.00
Crown Castle Intl Corp.	584	98	0.98
Dexcom, Inc.	252	102	1.03
Domino'S Pizza, Inc.	264	98	0.98
Ecolab, Inc.	480	96	0.96
Edwards Lifesciences Corp.	1,410	97	0.98
Equifax, Inc.	583	100	1.01
Equinix, Inc.	142	100	1.00
Estee Lauder Companies — Class A	505	95	0.96
Eversource Energy	1,176	98	0.98
Security Description	Shares	Value (000)	Index Weight
Short SP500 Anti Value Index (cont'd)
Fastenal Co.	2,368	$101	1.02%
First Republic Bank	891	94	0.95
Firstenergy Corp.	2,444	95	0.95
Fortinet, Inc.	724	99	1.00
Freeport-Mcmoran, Inc.	9,185	106	1.07
Hess Corp.	1,896	98	0.99
Hilton Worldwide Holdings In	1,265	93	0.93
IDEX Corp.	639	101	1.01
Idexx Laboratories, Inc.	317	105	1.05
Illinois Tool Works	584	102	1.03
Illumina, Inc.	279	103	1.04
Incyte Corp.	1,036	108	1.07
Intercontinental Exchange In	1,046	96	0.96
Intuit, Inc.	343	102	1.02
Intuitive Surgical, Inc.	172	98	0.99
Jack Henry & Associates, Inc.	563	104	1.04
Linde PLC	475	101	1.01
Live Nation Entertainment In	2,012	89	0.90
Marathon Petroleum Corp.	2,562	96	0.96
Marketaxess Holdings, Inc.	198	99	1.00
Marriott International — Class A	1,053	90	0.91
Marsh & Mclennan Cos	922	99	1.00
Mastercard, Inc. — A	325	96	0.97
Mccormick & Co-Non Vtg Shrs	572	103	1.03
Mcdonald'S Corp.	520	96	0.96
Mettler-Toledo International	126	102	1.02
Monster Beverage Corp.	1,425	99	0.99
Moody'S Corp.	361	99	1.00
Msci, Inc.	307	102	1.03
Nasdaq, Inc.	835	100	1.00
National Oilwell Varco, Inc.	7,628	93	0.94
Netflix, Inc.	227	103	1.04
Nextera Energy, Inc.	399	96	0.96
Nike, Inc. — Class B	1,000	98	0.99
Nvidia Corp.	273	104	1.04
Old Dominion Freight Line	610	103	1.04
Otis Worldwide Corp.	1,711	97	0.98
Paycom Software, Inc.	317	98	0.99
Paypal Holdings, Inc.	614	107	1.08
Resmed, Inc.	586	112	1.12
Rockwell Automation, Inc.	463	99	0.99
Rollins, Inc.	2,337	99	1.00
Roper Technologies, Inc.	248	96	0.97
S&P Global, Inc.	305	100	1.01
Salesforce.Com, Inc.	549	103	1.03
Sba Communications Corp.	328	98	0.98
Schlumberger Ltd.	5,064	93	0.94
Servicenow, Inc.	248	101	1.01
Sherwin-Williams Co. (The)	172	99	1.00
Starbucks Corp.	1,272	94	0.94
T-Mobile Us, Inc.	962	100	1.01

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Short SP500 Anti Value Index (cont'd)
Transdigm Group, Inc.	213	$94	0.95%
UDR, Inc.	2,469	92	0.93
Under Armour, Inc. — Class A	9,557	93	0.94
Under Armour, Inc. — Class C	10,669	94	0.95
Verisign, Inc.	477	99	0.99
Verisk Analytics, Inc.	595	101	1.02
Visa, Inc. — Class A Shares	513	99	1.00
Wec Energy Group, Inc.	1,090	96	0.96
West Pharmaceutical Services	470	107	1.07
Wynn Resorts Ltd.	1,094	81	0.82
Xcel Energy, Inc.	1,553	97	0.98
Yum! Brands, Inc.	1,078	94	0.94
Zoetis, Inc.	727	100	1.00
Total		$9,944	100.00%

The following table represents the equity basket holdings underlying the total return swap with Short SP500 Low Vol Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short SP500 Low Vol Index
Abbott Laboratories	1,173	$107	1.09%
Accenture PLC — Class A	515	111	1.12
Aflac, Inc.	2,818	102	1.03
Air Products & Chemicals, Inc.	442	107	1.08
Akamai Technologies, Inc.	1,052	113	1.15
Alexandria Real Estate Equities	622	101	1.02
Alphabet, Inc. — Class A	73	103	1.05
Alphabet, Inc. — Class C	73	103	1.05
Ameren Corp.	1,451	102	1.03
American Tower Corp.	398	103	1.04
Aon PLC — Class A	566	109	1.10
Arthur J Gallagher & Co.	1,101	107	1.09
Atmos Energy Corp.	1,029	103	1.04
Automatic Data Processing	694	103	1.05
Autozone, Inc.	92	104	1.06
Ball Corp.	1,500	104	1.06
Berkshire Hathaway, Inc. — Class B	577	103	1.04
Booking Holdings, Inc.	63	100	1.02
C.H. Robinson Worldwide, Inc.	1,348	107	1.08
Cabot Oil & Gas Corp.	5,451	94	0.95
Cerner Corp.	1,516	104	1.05
Chevron Corp.	1,119	100	1.01
Cme Group, Inc.	598	97	0.98
Cms Energy Corp.	1,780	104	1.05
Coca-Cola Co. (The)	2,251	101	1.02
Colgate-Palmolive Co.	1,432	105	1.06
Comcast Corp. — Class A	2,648	103	1.05
Crown Castle Intl Corp.	621	104	1.05
Danaher Corp.	602	106	1.08
Dollar General Corp.	551	105	1.06
Security Description	Shares	Value (000)	Index Weight
Short SP500 Low Vol Index (cont'd)
Duke Realty Corp.	2,852	$101	1.02%
Ecolab, Inc.	510	102	1.03
Eli Lilly & Co.	643	106	1.07
Eversource Energy	1,250	104	1.06
Expeditors Intl Wash, Inc.	1,423	108	1.10
Extra Space Storage, Inc.	1,078	100	1.01
Exxon Mobil Corp	2,184	98	0.99
Fidelity National Info Serv	749	100	1.02
Fiserv, Inc.	1,019	99	1.01
Garmin Ltd.	1,107	108	1.09
Hershey Co. (The)	794	103	1.04
Hilton Worldwide Holdings In	1,345	99	1.00
Home Depot, Inc.	421	105	1.07
Honeywell International, Inc.	706	102	1.03
IDEX Corp.	679	107	1.09
IHS Markit Ltd.	1,457	110	1.11
Illinois Tool Works	621	109	1.10
Intercontinental Exchange In	1,112	102	1.03
Intuit, Inc.	365	108	1.10
Jack Henry & Associates, Inc.	598	110	1.12
Johnson & Johnson	729	102	1.04
Kimberly-Clark Corp.	748	106	1.07
Leidos Holdings, Inc.	1,050	98	1.00
Linde PLC	505	107	1.09
Marsh & Mclennan Cos	980	105	1.07
Mastercard, Inc. — A	346	102	1.04
Mcdonald'S Corp.	553	102	1.03
Medtronic PLC	1,102	101	1.02
Merck & Co., Inc.	1,368	106	1.07
Microsoft Corp.	544	111	1.12
Mondelez International, Inc. — A	2,002	102	1.04
Nasdaq, Inc.	888	106	1.08
Nextera Energy, Inc.	424	102	1.03
Nike, Inc. — Class B	1,063	104	1.06
Northrop Grumman Corp.	324	100	1.01
Omnicom Group	1,868	102	1.03
Oracle Corp.	1,928	107	1.08
Packaging Corp Of America	1,043	104	1.06
Paychex, Inc.	1,377	104	1.06
Pepsico, Inc.	799	106	1.07
Procter & Gamble Co. (The)	891	107	1.08
Progressive Corp.	1,309	105	1.06
Public Storage	529	102	1.03
Republic Services, Inc.	1,272	104	1.06
Resmed, Inc.	623	120	1.22
Rollins, Inc.	2,484	105	1.07
Roper Technologies, Inc.	264	103	1.04
Ross Stores, Inc.	1,078	92	0.93
S&P Global, Inc.	324	107	1.08
Sherwin-Williams Co. (The)	183	106	1.07
Starbucks Corp.	1,352	100	1.01

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Short SP500 Low Vol Index (cont'd)
Steris PLC	680	$104	1.06%
Stryker Corp	550	99	1.00
Tjx Companies, Inc.	1,895	96	0.97
T-Mobile US, Inc.	1,023	107	1.08
Trane Technologies PLC	1,148	102	1.04
Verisign, Inc.	508	105	1.06
Verisk Analytics, Inc.	633	108	1.09
Visa, Inc. — Class A Shares	546	105	1.07
Walt Disney Co. (The)	889	99	1.00
Waste Management, Inc.	996	105	1.07
Wec Energy Group, Inc.	1,159	102	1.03
Williams Cos, Inc.	5,437	103	1.05
Wr Berkley Corp	1,798	103	1.04
Zoetis, Inc.	773	106	1.07
Total		$9,868	100.00%

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Low Vol (SP1500) Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short U.S. Low Vol (SP1500) Index
Abbott Laboratories	582	$53	0.53%
Adobe, Inc.	120	52	0.52
Agilent Technologies, Inc.	594	53	0.53
Air Products & Chemicals, Inc.	222	54	0.54
Akamai Technologies, Inc.	518	55	0.55
Alexandria Real Estate Equities	312	51	0.51
Allstate Corp.	541	53	0.53
Ameren Corp.	745	52	0.52
American Express Co.	529	50	0.50
American Tower Corp.	199	51	0.51
Amerisafe, Inc.	879	54	0.54
Amerisourcebergen Corp.	517	52	0.52
Ametek, Inc.	589	53	0.53
Amgen, Inc.	225	53	0.53
Amphenol Corp. — Class A	539	52	0.52
Analog Devices, Inc.	436	54	0.54
Aptargroup, Inc.	489	55	0.55
Arthur J Gallagher & Co.	544	53	0.53
AT&T, Inc.	1,747	53	0.53
Atmos Energy Corp.	525	52	0.52
Autozone, Inc.	46	52	0.52
Badger Meter, Inc.	842	53	0.53
Baxter International, Inc.	626	54	0.54
Becton Dickinson And Co.	224	54	0.54
Booking Holdings, Inc.	32	51	0.51
Brady Corp. — Class A	1,105	52	0.52
Broadcom, Inc.	168	53	0.53
Brown & Brown, Inc.	1,270	52	0.52
C.H. Robinson Worldwide, Inc.	683	54	0.54
Security Description	Shares	Value (000)	Index Weight
Short U.S. Low Vol (SP1500) Index (cont'd)
Cable One, Inc.	29	$52	0.52%
Cabot Oil & Gas Corp.	2,911	50	0.50
Carrier Global Corp.	2,313	51	0.51
CDW Corp.	453	53	0.53
Cerner Corp.	739	51	0.51
Chemed Corp.	116	52	0.52
Chevron Corp.	574	51	0.51
Cisco Systems, Inc.	1,165	54	0.54
City Holding Co.	840	55	0.55
Cme Group, Inc.	300	49	0.49
Cms Energy Corp.	895	52	0.52
Columbia Sportswear Co.	662	53	0.53
Comcast Corp. — Class A	1,368	53	0.53
Commerce Bancshares, Inc.	864	51	0.51
Community Bank System, Inc.	937	53	0.53
Conocophillips	1,207	51	0.51
Corning, Inc.	1,982	51	0.51
Costco Wholesale Corp.	175	53	0.53
Crown Castle Intl Corp.	316	53	0.53
Cvb Financial Corp.	2,826	53	0.53
Danaher Corp.	301	53	0.53
Deckers Outdoor Corp.	262	51	0.51
Digital Realty Trust, Inc.	370	53	0.53
Dollar General Corp.	274	52	0.52
Domino'S Pizza, Inc.	137	51	0.51
Dorman Products, Inc.	771	52	0.52
Dril-Quip, Inc.	1,732	52	0.52
Dsp Group, Inc.	3,300	52	0.52
Duke Realty Corp.	1,484	53	0.53
Dunkin' Brands Group, Inc.	819	53	0.53
Easterly Government Properties	2,231	52	0.52
Eastgroup Properties, Inc.	439	52	0.52
Eaton Corp. PLC	604	53	0.53
Ecolab, Inc.	261	52	0.52
Emcor Group, Inc.	827	55	0.55
Equinix, Inc.	75	53	0.53
Estee Lauder Co. — Class A	274	52	0.52
Ethan Allen Interiors, Inc.	4,372	52	0.52
Eversource Energy	625	52	0.52
Extra Space Storage, Inc.	567	52	0.52
Exxon Mobil Corp.	1,133	51	0.51
Factset Research Systems, Inc.	170	56	0.56
Fidelity National Info Serv	379	51	0.51
First Finl Bankshares, Inc.	1,728	50	0.50
Firstcash, Inc.	791	53	0.53
Fiserv, Inc.	519	51	0.51
Flowers Foods, Inc.	2,347	52	0.53
Fmc Corp.	524	52	0.52
Fulton Financial Corp.	4,929	52	0.52
Garmin Ltd.	539	53	0.53
Gatx Corp.	856	52	0.52

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Short U.S. Low Vol (SP1500) Index (cont'd)
Gentex Corp.	1,969	$51	0.51%
Gilead Sciences, Inc.	695	53	0.54
Glacier BanCorp., Inc.	1,477	52	0.52
Graco, Inc.	1,096	53	0.53
Hasbro, Inc.	719	54	0.54
Hawaiian Electric Industries	1,454	52	0.52
Heartland Express, Inc.	2,581	54	0.54
Helen Of Troy Ltd.	293	55	0.55
Henry Schein, Inc.	884	52	0.52
Heritage Financial Corp.	2,724	54	0.55
Hershey Co. (The)	403	52	0.52
Hilton Worldwide Holdings In	691	51	0.51
Home Depot, Inc.	211	53	0.53
Hp, Inc.	3,107	54	0.54
IDEX Corp.	343	54	0.54
IHS Markit Ltd	718	54	0.54
Illinois Tool Works	306	54	0.54
Intercontinental Exchange In	558	51	0.51
Intuit, Inc.	179	53	0.53
Jack Henry & Associates, Inc.	287	53	0.53
Jacobs Engineering Group, Inc.	614	52	0.52
Johnson & Johnson	367	52	0.52
Juniper Networks, Inc.	2,273	52	0.52
Kinder Morgan, Inc.	3,369	51	0.51
Kkr Real Estate Finance Trust	3,004	50	0.50
L3Harris Technologies, Inc.	286	48	0.48
Lennox International, Inc.	235	55	0.55
Life Storage, Inc.	554	53	0.53
LIncoln Electric Holdings	636	54	0.54
Linde PLC	250	53	0.53
Lindsay Corp.	594	55	0.55
Lowe'S Cos, Inc.	390	53	0.53
Marsh & Mclennan Cos	498	53	0.54
Maxim Integrated Products	868	53	0.53
Maximus, Inc.	768	54	0.54
Mcdonald's Corp.	281	52	0.52
Merck & Co., Inc.	685	53	0.53
Microsoft Corp.	262	53	0.53
Mid-America Apartment Communities	461	53	0.53
Mondelez International, Inc. — A	1,005	51	0.51
N B T BanCorp., Inc.	1,736	53	0.53
Nasdaq, Inc.	439	52	0.53
National Instruments Corp.	1,336	52	0.52
National Oilwell Varco, Inc.	4,453	55	0.55
National Storage Affiliates	1,832	53	0.53
Neenah, Inc.	1,060	52	0.52
Netscout Systems, Inc.	2,117	54	0.54
Newmarket Corp.	127	51	0.51
Newmont Corp.	903	56	0.56
Nextera Energy, Inc.	213	51	0.51
Nike, Inc. — Class B	529	52	0.52
Security Description	Shares	Value (000)	Index Weight
Short U.S. Low Vol (SP1500) Index (cont'd)
Northfield BanCorp., Inc.	2,794	$32	0.32%
Northrop Grumman Corp.	167	51	0.51
Northwest Bancshares, Inc.	5,189	53	0.53
Nucor Corp.	1,243	51	0.52
NVR, Inc.	16	52	0.52
Old National BanCorp.	3,798	52	0.52
Omnicom Group	997	54	0.54
O'Reilly Automotive, Inc.	122	51	0.52
Paccar, Inc.	704	53	0.53
Pepsico, Inc.	401	53	0.53
Power Integrations, Inc.	440	52	0.52
Procter & Gamble Co. (The)	447	53	0.53
Progressive Corp.	651	52	0.52
Prologis, Inc.	568	53	0.53
Ps Business Parks, Inc.	397	53	0.53
Public Storage	276	53	0.53
Reliance Steel & Aluminum	546	52	0.52
Republic Services, Inc.	647	53	0.53
Resmed, Inc.	294	56	0.56
Rex American Resources Corp.	576	40	0.40
Rollins, Inc.	1,255	53	0.53
Ross Stores, Inc.	580	49	0.49
S&P Global, Inc.	161	53	0.53
Safety Insurance Group, Inc.	699	53	0.53
Seacor Holdings, Inc.	1,498	42	0.42
Service Corp. International	1,323	51	0.52
Sherwin-Williams Co. (The)	90	52	0.52
Sonoco Products Co.	1,026	54	0.54
Southside Bancshares, Inc.	1,912	53	0.53
Southwest Airlines Co.	1,531	52	0.52
Standard Motor Prods	1,298	53	0.54
Starbucks Corp.	698	51	0.51
Steris PLC	343	53	0.53
Stryker Corp.	284	51	0.51
Te Connectivity Ltd.	650	53	0.53
Teledyne Technologies, Inc.	162	50	0.50
Texas Instruments, Inc.	420	53	0.53
Thermo Fisher Scientific, Inc.	149	54	0.54
Tiffany & Co.	431	53	0.53
TJX Companies, Inc.	996	50	0.50
Tompkins Financial Corp.	841	54	0.55
Tootsie Roll Inds	1,520	52	0.52
Toro Co.	794	53	0.53
Tractor Supply Company	404	53	0.53
Trane Technologies PLC	583	52	0.52
Tyler Technologies, Inc.	155	54	0.54
UDR, Inc.	1,393	52	0.52
Union Pacific Corp.	313	53	0.53
Unitedhealth Group, Inc.	180	53	0.53
Verisk Analytics, Inc.	314	54	0.54
Vertex Pharmaceuticals, Inc.	179	52	0.52

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Short U.S. Low Vol (SP1500) Index (cont'd)
Visa, Inc. — Class A Shares	270	$52	0.52%
Walmart, Inc.	432	52	0.52
Waste Management, Inc.	507	54	0.54
Watsco, Inc.	299	53	0.53
Watts Water Technologies — A	648	52	0.53
Westamerica BanCorp.	962	55	0.55
Williams Cos, Inc.	2,692	51	0.51
Yum! Brands, Inc.	599	52	0.52
Zoetis, Inc.	384	53	0.53
Total		$9,989	100.00%

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

NR  Not rated.

BTP  Buoni del Tesoro Poliennali.

CAC  Cotation Assistée en Continu.

CPI  Consumer Price Index.

EURIBOR  Euro Interbank Offered Rate.

IBEX  Índice Bursátil Español.

KORIBOR  Korea Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

MIB  Milano Indice di Borsa.

NYMEX  New York Mercantile Exchange.

SGX  Singapore Exchange Ltd.

TOPIX  Tokyo Stock Price Index.

TSE  Toronto Stock Exchange.

WTI  West Texas Intermediate.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNH  — Chinese Yuan Renminbi Offshore

CNY  — Chinese Yuan Renminbi

COP  — Colombian Peso

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

ILS  — Israeli Shekel

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PEN  — Peruvian Nuevo Sol

PLN  — Polish Zloty

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TRY  — Turkish Lira

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	40.1%
Common Stocks	37.0
Short-Term Investments	19.1
Other**	3.8
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $20,484,000 and net unrealized appreciation of approximately $218,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $12,000. Also does not include open swap agreements with net unrealized appreciation of approximately $1,133,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $71,161)	$77,510
Investment in Security of Affiliated Issuer, at Value (Cost $16,393)	16,393
Total Investments in Securities, at Value (Cost $87,554)	93,903
Foreign Currency, at Value (Cost $408)	409
Cash	4
Receivable for Variation Margin on Futures Contracts	1,685
Unrealized Appreciation on Swap Agreements	1,325
Receivable for Investments Sold	954
Interest Receivable	231
Tax Reclaim Receivable	60
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	54
Receivable for Fund Shares Sold	49
Dividends Receivable	42
Due from Adviser	3
Receivable for Variation Margin on Swap Agreements	3
Receivable from Affiliate	1
Other Assets	18
Total Assets	98,741
Liabilities:
Payable for Investments Purchased	3,561
Due to Broker	1,341
Unrealized Depreciation on Swap Agreements	240
Payable for Professional Fees	52
Payable for Fund Shares Redeemed	51
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	42
Payable for Servicing Fees	35
Payable for Custodian Fees	26
Payable for Administration Fees	6
Payable for Transfer Agency Fees	2
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	46
Total Liabilities	5,403
NET ASSETS	$93,338
Net Assets Consist of:
Paid-in-Capital	$81,522
Total Distributable Earnings	11,816
Net Assets	$93,338
CLASS I:
Net Assets	$78,853
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,701,339 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.24
CLASS II:
Net Assets	$14,485
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,423,265 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.18

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$460
Dividends from Securities of Unaffiliated Issuers (Net of $19 of Foreign Taxes Withheld)	442
Dividends from Security of Affiliated Issuer (Note H)	29
Total Investment Income	931
Expenses:
Advisory Fees (Note B)	352
Custodian Fees (Note G)	110
Professional Fees	93
Servicing Fees (Note D)	72
Pricing Fees	49
Administration Fees (Note C)	38
Distribution Fees — Class II Shares (Note E)	18
Shareholder Reporting Fees	15
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Other Expenses	9
Total Expenses	764
Waiver of Advisory Fees (Note B)	(323)
Waiver of Distribution Fees — Class II Shares (Note E)	(11)
Rebate from Morgan Stanley Affiliate (Note H)	(8)
Net Expenses	422
Net Investment Income	509
Realized Gain (Loss):
Investments Sold (Net of $1 of Capital Gain Country Tax)	2,178
Foreign Currency Forward Exchange Contracts	(413)
Foreign Currency Translation	44
Futures Contracts	(1,050)
Swap Agreements	(3,211)
Net Realized Loss	(2,452)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1)	(5,303)
Foreign Currency Forward Exchange Contracts	(39)
Foreign Currency Translation	(4)
Futures Contracts	131
Swap Agreements	331
Net Change in Unrealized Appreciation (Depreciation)	(4,884)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(7,336)
Net Decrease in Net Assets Resulting from Operations	$(6,827)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$509	$1,638
Net Realized Gain (Loss)	(2,452)	5,537
Net Change in Unrealized Appreciation (Depreciation)	(4,884)	10,258
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,827)	17,433
Dividends and Distributions to Shareholders:
Class I	—	(5,415)
Class II	—	(1,033)
Total Dividends and Distributions to Shareholders	—	(6,448)
Capital Share Transactions:(1)
Class I:
Subscribed	1,708	2,208
Distributions Reinvested	—	5,415
Redeemed	(6,672)	(14,962)
Class II:
Subscribed	326	319
Distributions Reinvested	—	1,033
Redeemed	(1,361)	(3,415)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,999)	(9,402)
Total Increase (Decrease) in Net Assets	(12,826)	1,583
Net Assets:
Beginning of Period	106,164	104,581
End of Period	$93,338	$106,164
(1) Capital Share Transactions:
Class I:
Shares Subscribed	166	211
Shares Issued on Distributions Reinvested	—	521
Shares Redeemed	(674)	(1,427)
Net Decrease in Class I Shares Outstanding	(508)	(695)
Class II:
Shares Subscribed	33	31
Shares Issued on Distributions Reinvested	—	100
Shares Redeemed	(139)	(328)
Net Decrease in Class II Shares Outstanding	(106)	(197)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015(2)
Net Asset Value, Beginning of Period	$10.91		$9.85		$11.17		$9.87		$9.39		$10.28
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.05		0.16		0.16		0.20		0.15		0.17
Net Realized and Unrealized Gain (Loss)	(0.72)		1.56		(0.86)		1.38		0.37		(0.81)
Total from Investment Operations	(0.67)		1.72		(0.70)		1.58		0.52		(0.64)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.13)		(0.12)		—		(0.17)
Net Realized Gain	—		(0.46)		(0.49)		(0.16)		(0.04)		(0.08)
Total Distributions	—		(0.66)		(0.62)		(0.28)		(0.04)		(0.25)
Net Asset Value, End of Period	$10.24		$10.91		$9.85		$11.17		$9.87		$9.39
Total Return(4)	(6.14	)%(7)	17.77%		(6.50)%		16.11%		5.58%		(6.39)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$78,853		$89,575		$87,675		$107,015		$104,197		$119,248
Ratio of Expenses Before Expense Limitation	1.59	%(8)	1.49%		1.44%		1.42%		1.43%		1.47%
Ratio of Expenses After Expense Limitation	0.88	%(5)(8)	0.88	%(5)	0.89	%(5)	0.88	%(5)	0.88	%(5)	0.69	%(5)(6)
Ratio of Net Investment Income	1.10	%(5)(8)	1.55	%(5)	1.48	%(5)	1.85	%(5)	1.54	%(5)	1.73	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.02%		0.01%		0.02%		0.02%		0.03%
Portfolio Turnover Rate	55	%(7)	124%		85%		99%		105%		146%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to August 1, 2015, the maximum ratio was 0.60% for Class I shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Consolidated Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015(2)
Net Asset Value, Beginning of Period	$10.85		$9.79		$11.11		$9.82		$9.35		$10.24
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.05		0.15		0.15		0.18		0.14		0.16
Net Realized and Unrealized Gain (Loss)	(0.72)		1.56		(0.86)		1.38		0.37		(0.82)
Total from Investment Operations	(0.67)		1.71		(0.71)		1.56		0.51		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.12)		(0.11)		—		(0.15)
Net Realized Gain	—		(0.46)		(0.49)		(0.16)		(0.04)		(0.08)
Total Distributions	—		(0.65)		(0.61)		(0.27)		(0.04)		(0.23)
Net Asset Value, End of Period	$10.18		$10.85		$9.79		$11.11		$9.82		$9.35
Total Return(4)	(6.18	)%(7)	17.74%		(6.65)%		15.96%		5.49%		(6.53)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,485		$16,589		$16,906		$21,700		$21,861		$24,481
Ratio of Expenses Before Expense Limitation	1.84	%(8)	1.74%		1.69%		1.67%		1.68%		1.76%
Ratio of Expenses After Expense Limitation	0.98	%(5)(8)	0.98	%(5)	0.99	%(5)	0.98	%(5)	0.98	%(5)	0.79	%(5)(6)
Ratio of Net Investment Income	1.00	%(5)(8)	1.45	%(5)	1.38	%(5)	1.75	%(5)	1.44	%(5)	1.63	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.02%		0.01%		0.02%		0.02%		0.03%
Portfolio Turnover Rate	55	%(7)	124%		85%		99%		105%		146%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class II shares. Prior to August 1, 2015, the maximum ratio was 0.70% for Class II shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks total return and offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's consolidated financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other in-

vestments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2020, the Subsidiary represented approximately $5,530,000 or approximately 5.92% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted eq-

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

uity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments oc-

cur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$30	$—	$30
Agency Fixed Rate Mortgages	—	2,416	—	2,416
Asset-Backed Securities	—	560	—	560
Commercial Mortgage - Backed Securities	—	709	—	709
Corporate Bonds	—	13,562	—	13,562
Mortgages - Other	—	930	—	930
Sovereign	—	17,133	—	17,133
U.S. Treasury Securities	—	2,344	—	2,344
Total Fixed Income Securities	—	37,684	—	37,684
Common Stocks
Aerospace & Defense	260	84	—	344
Air Freight & Logistics	214	63	—	277
Airlines	—	6	—	6
Auto Components	10	31	—	41
Automobiles	20	93	—	113
Banks	876	647	—	1,523
Beverages	171	206	—	377
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Biotechnology	$470	$95	$—		$565
Building Products	261	89	—		350
Capital Markets	667	228	—		895
Chemicals	189	262	—		451
Commercial Banks	—	1	—		1
Commercial Services & Supplies	145	20	—		165
Communications Equipment	213	51	—		264
Construction & Engineering	2	78	—		80
Construction Materials	275	41	—		316
Consumer Finance	273	1	—		274
Containers & Packaging	33	16	—		49
Diversified Financial Services	127	84	—		211
Diversified Telecommunication Services	529	127	—		656
Electric Utilities	324	141	—		465
Electrical Equipment	58	176	—		234
Electronic Equipment, Instruments & Components	69	19	—		88
Energy Equipment & Services	101	5	—	†	106	†
Entertainment	128	27	—		155
Equity Real Estate Investment Trusts (REITs)	476	75	—		551
Food & Staples Retailing	465	125	—		590
Food Products	120	447	—		567
Gas Utilities	10	14	—		24
Health Care Equipment & Supplies	795	125	—		920
Health Care Providers & Services	924	34	—		958
Health Care Technology	30	—	—		30
Hotels, Restaurants & Leisure	1,347	392	—		1,739
Household Durables	2,869	44	—		2,913
Household Products	424	126	—		550
Independent Power & Renewable Electricity Producers	4	10	—		14
Industrial Conglomerates	333	74	—		407
Information Technology Services	1,333	32	—		1,365
Insurance	197	426	—		623
Interactive Media & Services	1,519	8	—	†	1,527	†

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Internet & Direct Marketing Retail	$1,306		$—	$—		$1,306
Life Sciences Tools & Services	131		89	—		220
Machinery	201		225	—		426
Marine	—		31	—		31
Media	335		34	—		369
Metals & Mining	743		392	—		1,135
Multi-Line Retail	88		44	—		132
Multi-Utilities	189		102	—		291
Oil, Gas & Consumable Fuels	522		379	—		901
Paper & Forest Products	24		26	—		50
Personal Products	54		218	—		272
Pharmaceuticals	866		1,179	—		2,045
Professional Services	73		129	—		202
Real Estate Management & Development	4		1,011	—		1,015
Road & Rail	351		3	—		354
Semiconductors & Semiconductor Equipment	503		131	—		634
Software	1,392		93	—		1,485
Specialty Retail	652		50	—		702
Tech Hardware, Storage & Peripherals	1,321		—	—		1,321
Textiles, Apparel & Luxury Goods	247		215	—		462
Thrifts & Mortgage Finance	27		—	—		27
Tobacco	123		147	—		270
Trading Companies & Distributors	58		59	—		117
Transportation Infrastructure	—		40	—		40
Water Utilities	—		20	—		20
Wireless Telecommunication Services	15		56	—		71
Total Common Stocks	25,486		9,196	—	†	34,682	†
Rights	3		—	—		3
Warrant	—	@	—	—		—	@
Investment Company	3,581		—	—		3,581
Short-Term Investments
Investment Company	16,393		—	—		16,393
U.S. Treasury Security	—		1,560	—		1,560
Total Short-Term Investments	16,393		1,560	—		17,953
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Foreign Currency Forward Exchange Contracts	$—	$54	$—		$54
Futures Contracts	309	—	—		309
Interest Rate Swap Agreements	—	81	—		81
Total Return Swap Agreements	—	1,298	—		1,298
Total Assets	45,772	49,873	—	†	95,645 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(42)	—		(42)
Futures Contracts	(91)	—	—		(91)
Credit Default Swap Agreement	—	(6)	—		(6)
Total Return Swap Agreements	—	(240)	—		(240)
Total Liabilities	(91)	(288)	—		(379)
Total	$45,681	$49,585	$—	†	$95,266 †

@  Value is less than $500.

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$—

†  Includes one or more securities valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of for-

eign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$54
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	62	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	237	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	10	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	54	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	1,298
Swap Agreement	Unrealized Appreciation on Swap Agreement	Interest Rate Risk	27
Total			$1,742
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(42)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	(1	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(44	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(46	)(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	(6	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(240)
Total			$(379)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(413)
Commodity Risk	Futures Contracts	290
Equity Risk	Futures Contracts	(947)
Interest Rate Risk	Futures Contracts	(393)
Credit Risk	Swap Agreements	15
Equity Risk	Swap Agreements	(3,083)
Interest Rate Risk	Swap Agreements	(143)
Total		$(4,674)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(39)
Commodity Risk	Futures Contracts	(11)
Equity Risk	Futures Contracts	211
Interest Rate Risk	Futures Contracts	(69)
Equity Risk	Swap Agreements	312
Credit Risk	Swap Agreements	1
Interest Rate Risk	Swap Agreements	18
Total		$423

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$54	$(42)
Swap Agreements	1,325	(240)
Total	$1,379	$(282)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$8		$(2)	$—	$6
Bank of Montreal	1		—	—	1
Barclays Bank PLC	2		(— @)	—	2
BNP Paribas SA	866		(33)	(833)	0
Citibank NA	2		(2)	—	0
Credit Suisse International	—	@	—	—	—	@
Goldman Sachs International	8		(— @)	—	8
JPMorgan Chase Bank NA	485		(216)	(269)	0
State Street Bank and Trust Co.	—	@	—	—	—	@
UBS AG	7		(3)	—	4
Total	$1,379		$(256)	$(1,102)	$21
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$2		$(2)	$—	$0
Barclays Bank PLC	—	@	(— @)	—	0
BNP Paribas SA	57		(33)	—	24
Citibank NA	4		(2)	—	2
Commonwealth Bank of Australia	—	@	—	—	—	@
Goldman Sachs International	—	@	(— @)	—	0
JPMorgan Chase Bank NA	216		(216)	—	0
UBS AG	3		(3)	—	0
Total	$282		$(256)	$—	$26

@  Value is less than $500.

(d)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$33,246,000
Futures Contracts:
Average monthly notional value	$37,371,000
Swap Agreements:
Average monthly notional amount	$10,986,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.04% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $323,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2020, this waiver amounted to approximately $11,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $26,252,000 and $37,726,000, respectively. For the six months ended June 30, 2020, purchases and sales of long-term U.S. Government securities were approximately $19,556,000 and $20,948,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$12,137	$39,357	$35,101	$29
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$16,393

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,951	$4,497	$1,352	$5,269

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(707)	$707

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,583	$4,078

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 74.6%.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one and five-year periods but better than its peer group average for the three year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon

President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMSAN
3175056 EXP. 08.31.21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	20
Liquidity Risk Management Program	22
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Expense Example

Growth Portfolio

As a shareholder of the Growth Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,520.70	$1,022.03	$3.57	$2.87	0.57%
Growth Portfolio Class II	1,000.00	1,518.90	1,020.79	5.14	4.12	0.82

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Biotechnology (1.3%)
Alnylam Pharmaceuticals, Inc. (a)	30,348	$4,495
Moderna, Inc. (a)	97,084	6,234
		10,729
Entertainment (6.8%)
Netflix, Inc. (a)	24,567	11,179
Spotify Technology SA (a)	183,209	47,303
		58,482
Health Care Equipment & Supplies (6.9%)
DexCom, Inc. (a)	78,538	31,839
Intuitive Surgical, Inc. (a)	48,548	27,664
		59,503
Health Care Providers & Services (1.7%)
Covetrus, Inc. (a)	195,017	3,489
Guardant Health, Inc. (a)	136,001	11,034
		14,523
Health Care Technology (4.9%)
Agilon Health Topco, Inc. (a)(b)(c) (acquisition cost — $1,272; acquired 11/7/18)	3,363	1,539
Veeva Systems, Inc., Class A (a)	171,578	40,221
		41,760
Information Technology Services (26.3%)
Adyen N.V. (Netherlands) (a)	11,783	17,168
MongoDB, Inc. (a)	97,452	22,057
Okta, Inc. (a)	191,869	38,418
Shopify, Inc., Class A (Canada) (a)	66,542	63,162
Square, Inc., Class A (a)	441,184	46,298
Twilio, Inc., Class A (a)	177,369	38,918
		226,021
Interactive Media & Services (5.5%)
Snap, Inc., Class A (a)	621,074	14,589
Twitter, Inc. (a)	684,557	20,393
Zillow Group, Inc., Class C (a)	216,177	12,454
		47,436
Internet & Direct Marketing Retail (10.9%)
Amazon.com, Inc. (a)	17,733	48,922
Chewy, Inc., Class A (a)	397,968	17,785
Farfetch Ltd., Class A (a)	470,063	8,118
Wayfair, Inc., Class A (a)	92,683	18,315
		93,140
Life Sciences Tools & Services (4.8%)
10X Genomics, Inc., Class A (a)	143,132	12,783
Illumina, Inc. (a)	77,832	28,825
		41,608
Metals & Mining (0.2%)
Royal Gold, Inc.	12,201	1,517
Oil, Gas & Consumable Fuels (0.2%)
Texas Pacific Land Trust	3,086	1,835
	Shares	Value (000)
Road & Rail (3.8%)
Uber Technologies, Inc. (a)	1,038,006	$32,261
Semiconductors & Semiconductor Equipment (1.4%)
NVIDIA Corp.	31,863	12,105
Software (19.0%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	64,202	11,574
Coupa Software, Inc. (a)	111,408	30,864
Datadog, Inc., Class A (a)	160,396	13,946
Slack Technologies, Inc., Class A (a)	1,074,879	33,418
Trade Desk, Inc. (The), Class A (a)	64,046	26,035
Zoom Video Communications, Inc., Class A (a)	188,022	47,671
		163,508
Specialty Retail (2.7%)
Carvana Co. (a)	191,188	22,981
Total Common Stocks (Cost $444,413)		827,409
Preferred Stocks (0.7%)
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap Series C (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	66,235	—
Internet & Direct Marketing Retail (0.7%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $3,074; acquired 4/16/14)	75,501	6,042
Software (0.0%)
Lookout, Inc. Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	360
Total Preferred Stocks (Cost $6,218)		6,402
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $27,495)	27,494,963	27,495
Total Investments Excluding Purchased Options (100.3%) (Cost $478,126)		861,306
Total Purchased Options Outstanding (0.1%) (Cost $1,977)		646
Total Investments (100.4%) (Cost $480,103) (d)(e)		861,952
Liabilities in Excess of Other Assets (-0.4%)		(3,508)
Net Assets (100.0%)		$858,444

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2020 amounts to approximately $7,941,000 and represents 0.9% of net assets.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

(c)  At June 30, 2020, the Fund held fair valued securities valued at approximately $7,941,000, representing 0.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  The approximate fair value and percentage of net assets, $17,168,000 and 2.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $391,145,000 and the aggregate gross unrealized depreciation is approximately $9,296,000, resulting in net unrealized appreciation of approximately $381,849,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan-21	142,018,241	$142,018	$363	$620	$(257)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	111,384,445	111,384	18	601	(583)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May-21	121,053,871	121,054	265	756	(491)
							$646	$1,977	$(1,331)

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	26.3%
Other*	24.0
Software	19.0
Internet & Direct Marketing Retail	11.5
Health Care Equipment & Supplies	6.9
Entertainment	6.8
Interactive Media & Services	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $452,608)	$834,457
Investment in Security of Affiliated Issuer, at Value (Cost $27,495)	27,495
Total Investments in Securities, at Value (Cost $480,103)	861,952
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	87
Tax Reclaim Receivable	20
Receivable from Affiliate	1
Other Assets	42
Total Assets	862,103
Liabilities:
Payable for Fund Shares Redeemed	1,866
Due to Broker	721
Payable for Advisory Fees	562
Payable for Servicing Fees	267
Payable for Distribution Fees — Class II Shares	61
Payable for Administration Fees	54
Payable for Reorganization Expense	51
Payable for Professional Fees	27
Payable for Directors' Fees and Expenses	10
Payable for Custodian Fees	6
Payable for Transfer Agency Fees	3
Other Liabilities	31
Total Liabilities	3,659
NET ASSETS	$858,444
Net Assets Consist of:
Paid-in-Capital	$329,718
Total Distributable Earnings	528,726
Net Assets	$858,444
CLASS I:
Net Assets	$549,941
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,101,182 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$54.44
CLASS II:
Net Assets	$308,503
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,061,482 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$50.90

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note H)	$40
Dividends from Securities of Unaffiliated Issuers	2
Total Investment Income	42
Expenses:
Advisory Fees (Note B)	1,656
Servicing Fees (Note D)	445
Distribution Fees — Class II Shares (Note E)	297
Administration Fees (Note C)	265
Professional Fees	61
Shareholder Reporting Fees	14
Custodian Fees (Note G)	12
Directors' Fees and Expenses	8
Transfer Agency Fees (Note F)	6
Pricing Fees	2
Other Expenses	15
Total Expenses	2,781
Waiver of Advisory Fees (Note B)	(597)
Rebate from Morgan Stanley Affiliate (Note H)	(13)
Net Expenses	2,171
Net Investment Loss	(2,129)
Realized Gain:
Investments Sold	65,389
Foreign Currency Translation	— @
Net Realized Gain	65,389
Change in Unrealized Appreciation (Depreciation):
Investments	235,361
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	235,361
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	300,750
Net Increase in Net Assets Resulting from Operations	$298,621

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(2,129)	$(2,479)
Net Realized Gain	65,389	100,790
Net Change in Unrealized Appreciation (Depreciation)	235,361	189
Net Increase in Net Assets Resulting from Operations	298,621	98,500
Dividends and Distributions to Shareholders:
Class I	—	(20,830)
Class II	—	(12,370)
Total Dividends and Distributions to Shareholders	—	(33,200)
Capital Share Transactions:(1)
Class I:
Subscribed	8,324	10,618
Issued due to a Tax-free Reorganization	—	245,109
Distributions Reinvested	—	20,830
Redeemed	(36,362)	(49,722)
Class II:
Subscribed	32,580	28,971
Issued due to a Tax-free Reorganization	—	61,369
Distributions Reinvested	—	12,370
Redeemed	(45,199)	(60,606)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(40,657)	268,939
Total Increase in Net Assets	257,964	334,239
Net Assets:
Beginning of Period	600,480	266,241
End of Period	$858,444	$600,480
(1) Capital Share Transactions:
Class I:
Shares Subscribed	201	308
Shares Issued due to a Tax-free Reorganization	—	6,914
Shares Issued on Distributions Reinvested	—	585
Shares Redeemed	(903)	(1,439)
Net Increase (Decrease) in Class I Shares Outstanding	(702)	6,368
Class II:
Shares Subscribed	834	913
Shares Issued due to a Tax-free Reorganization	—	1,840
Shares Issued on Distributions Reinvested	—	370
Shares Redeemed	(1,152)	(1,912)
Net Increase (Decrease) in Class II Shares Outstanding	(318)	1,211

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$35.80		$28.62		$32.38		$24.65		$29.93		$30.73
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.11)		(0.14)		(0.14)		(0.13)		(0.03)		(0.11)
Net Realized and Unrealized Gain (Loss)	18.75		9.23		3.34		10.44		(0.57)		3.76
Total from Investment Operations	18.64		9.09		3.20		10.31		(0.60)		3.65
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.91)		(6.96)		(2.58)		(4.68)		(4.45)
Net Asset Value, End of Period	$54.44		$35.80		$28.62		$32.38		$24.65		$29.93
Total Return(3)	52.07	%(7)	31.81%		7.54%		43.15%		(1.64)%		12.24%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$549,941		$386,720		$126,941		$133,745		$104,504		$119,883
Ratio of Expenses Before Expense Limitation	0.75	%(8)	0.78%		N/A		0.81%		0.79%		0.81%
Ratio of Expenses After Expense Limitation	0.57	%(4)(8)	0.61	%(4)(5)	0.79	%(4)	0.79	%(4)	0.76	%(4)	0.80	%(4)
Ratio of Net Investment Loss	(0.56	)%(4)(8)	(0.41	)%(4)	(0.39	)%(4)	(0.43	)%(4)	(0.11	)%(4)	(0.37	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	23	%(7)	95%		56%		54%		39%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Loss would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.57% for Class I shares. Prior to April 29, 2019, the maximum ratio was 0.80% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$33.51		$26.95		$30.89		$23.66		$29.00		$29.97
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.15)		(0.21)		(0.21)		(0.19)		(0.09)		(0.18)
Net Realized and Unrealized Gain (Loss)	17.54		8.68		3.23		10.00		(0.57)		3.66
Total from Investment Operations	17.39		8.47		3.02		9.81		(0.66)		3.48
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.91)		(6.96)		(2.58)		(4.68)		(4.45)
Net Asset Value, End of Period	$50.90		$33.51		$26.95		$30.89		$23.66		$29.00
Total Return(3)	51.89	%(7)	31.47%		7.30%		42.82%		(1.92)%		11.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$308,503		$213,760		$139,300		$124,268		$80,081		$89,398
Ratio of Expenses Before Expense Limitation	1.00	%(8)	1.03%		N/A		1.06%		1.04%		1.09%
Ratio of Expenses After Expense Limitation	0.82	%(4)(8)	0.86	%(4)(5)	1.04	%(4)	1.04	%(4)	1.01	%(4)	1.05	%(4)
Ratio of Net Investment Loss	(0.81	)%(4)(8)	(0.66	)%(4)	(0.64	)%(4)	(0.68	)%(4)	(0.36	)%(4)	(0.62	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	23	%(7)	95%		56%		54%		39%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Loss would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class II shares. Prior to April 29, 2019, the maximum ratio was 1.05% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

On April 26, 2019, the Fund acquired the net assets of Morgan Stanley Variable Investment Series Multi Cap Growth ("Multi Cap Growth"), an open-end investment company, based on the respective valuations as of the close of business on April 26, 2019, pursuant to a Plan of Reorganization approved by the shareholders of Multi Cap Growth on February 6, 2019 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 6,914,222 Class I shares of the Fund at a net asset value ("NAV") of $35.45 for 6,427,253 Class X shares of Multi Cap Growth; 1,840,161 Class II shares of the Fund at a NAV of $33.35 for 1,745,017 Class Y shares of Multi Cap Growth. The net assets of Multi Cap Growth before the Reorganization were approximately $306,479,000, including unrealized appreciation (depreciation) of approximately $84,991,000 at April 26, 2019. The investment portfolio of Multi Cap Growth, with a fair value of approximately $306,245,000 and identified cost of approximately $221,254,000, on April 26, 2019, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Multi Cap Growth was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Fund were approximately $309,573,000. Immediately after the Reorganization, the net assets of the Fund were approximately $616,052,000.

Upon closing of the Reorganization, shareholders of Multi Cap Growth received shares of the Fund as follows:

Multi Cap Growth	Growth Portfolio
Class X	Class I
Class Y	Class II

Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro-forma results of operations for the period ended December 31, 2019, are approximately as follows:

Net investment loss(1)	$(1,530,000)
Net realized gain and unrealized gain(2)	$217,538,000
Net increase in net assets resulting from operations	$216,008,000

(1)  Approximately $(2,479,000) as reported, plus approximately $388,000 from Multi Cap Growth prior to the Reorganization, plus approximately $561,000 of estimated pro-forma eliminated expenses.

(2)  Approximately $100,979,000 as reported, plus approximately $116,559,000 from Multi Cap Growth prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Multi Cap Growth that have been included in the Fund's Statement of Operations since April 26, 2019.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

  The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Biotechnology	$10,729	$—	$—		$10,729
Entertainment	58,482	—	—		58,482
Health Care Equipment & Supplies	59,503	—	—		59,503
Health Care Providers & Services	14,523	—	—		14,523
Health Care Technology	40,221	—	1,539		41,760
Information Technology Services	208,853	17,168	—		226,021
Interactive Media & Services	47,436	—	—		47,436
Internet & Direct Marketing Retail	93,140	—	—		93,140
Life Sciences Tools & Services	41,608	—	—		41,608
Metals & Mining	1,517	—	—		1,517
Oil, Gas & Consumable Fuels	1,835	—	—		1,835
Road & Rail	32,261	—	—		32,261
Semiconductors & Semiconductor Equipment	12,105	—	—		12,105
Software	163,508	—	—		163,508
Specialty Retail	22,981	—	—		22,981
Total Common Stocks	808,702	17,168	1,539		827,409
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Internet & Direct Marketing Retail	—	—	6,042		6,042
Software	—	—	360		360
Total Preferred Stocks	—	—	6,402	†	6,402	†
Call Options Purchased	—	646	—		646
Short-Term Investment
Investment Company	27,495	—	—		27,495
Total Assets	$836,197	$17,814	$7,941	†	$861,952	†

†  Includes one security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$1,511	$11,897
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	28	(5,495)
Realized gains (losses)	—	—
Ending Balance	$1,539	$6,402 †
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$28	$(5,495)

†  Includes one security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2020.

	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Common Stock	$1,539	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.4x	Increase
			Discount for Lack of Marketability	12.0%	Decrease
Preferred Stocks	$6,402	Market Transaction Method	Precedent Transaction	$8.41	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%–19.0%/15.2%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.5x–27.1x/5.6x	Increase
			Discount for Lack of Marketability	16.5%–17.0%/16.5%	Decrease
		Comparable Transactions	Enterprise Value/ Revenue	3.5x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$646	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,179	)(b)

(b)  Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$245	(c)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$646	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$646	$—	$(646)	$0

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	395,976,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.32% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57% for Class I shares and 0.82% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $597,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $151,560,000 and $218,996,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$5,219	$139,956	$117,680	$40
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$27,495

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trade sales of approximately $25,191,000, which resulted in net realized gains of approximately $24,031,000.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$33,200	$4,769	$51,255

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and tax adjustments related to the Reorganization, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(13,581)	$13,581

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$13,028	$77,000

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 69.6%.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
3174441 EXP. 08.31.21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

U.S. Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	16
Liquidity Risk Management Program	18
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Expense Example

U.S. Real Estate Portfolio

As a shareholder of the U.S. Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$728.20	$1,020.79	$3.52	$4.12	0.82%
U.S. Real Estate Portfolio Class II	1,000.00	727.10	1,019.54	4.59	5.37	1.07

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (96.1%)
Apartments (17.0%)
American Campus Communities, Inc. REIT	212,490	$7,429
AvalonBay Communities, Inc. REIT	100,004	15,465
Camden Property Trust REIT	115,635	10,548
Equity Residential REIT	203,395	11,964
Essex Property Trust, Inc. REIT	26,324	6,033
Mid-America Apartment Communities, Inc. REIT	30,196	3,462
UDR, Inc. REIT	20,818	778
		55,679
Data Centers (4.1%)
Digital Realty Trust, Inc. REIT	80,510	11,441
QTS Realty Trust, Inc., Class A REIT	30,000	1,923
		13,364
Diversified (4.9%)
JBG SMITH Properties REIT	119,198	3,524
Mack-Cali Realty Corp. REIT	251,866	3,851
Vornado Realty Trust REIT	229,751	8,779
		16,154
Health Care (9.5%)
Five Star Senior Living, Inc. (a)	6,975	27
Healthcare Realty Trust, Inc. REIT	267,150	7,825
Healthcare Trust of America, Inc., Class A REIT	117,102	3,106
Healthpeak Properties, Inc. REIT	136,949	3,774
Ventas, Inc. REIT	321,890	11,788
Welltower, Inc. REIT	89,245	4,618
		31,138
Industrial (11.1%)
Duke Realty Corp. REIT	89,819	3,179
Lexington Realty Trust REIT	158,730	1,675
ProLogis, Inc. REIT	337,676	31,515
		36,369
Lodging/Resorts (7.0%)
DiamondRock Hospitality Co. REIT	224,290	1,240
Host Hotels & Resorts, Inc. REIT	1,281,366	13,826
RLJ Lodging Trust REIT	314,710	2,971
Sunstone Hotel Investors, Inc. REIT	582,826	4,750
		22,787
Manufactured Homes (0.2%)
Equity Lifestyle Properties, Inc. REIT	12,643	790
Office (20.7%)
Alexandria Real Estate Equities, Inc. REIT	35,192	5,710
Boston Properties, Inc. REIT	173,671	15,696
Cousins Properties, Inc. REIT	174,236	5,198
Highwoods Properties, Inc. REIT	31,950	1,193
Hudson Pacific Properties, Inc. REIT	362,978	9,133
Kilroy Realty Corp. REIT	94,055	5,521
Paramount Group, Inc. REIT	332,734	2,565
SL Green Realty Corp. REIT	460,463	22,696
		67,712
	Shares	Value (000)
Regional Malls (7.7%)
Macerich Co. (The) REIT	35,905	$322
Simon Property Group, Inc. REIT	336,457	23,007
Taubman Centers, Inc. REIT	47,470	1,792
		25,121
Self Storage (6.0%)
CubeSmart REIT	212,774	5,743
Extra Space Storage, Inc. REIT	38,360	3,543
Life Storage, Inc. REIT	17,861	1,696
Public Storage REIT	45,638	8,757
		19,739
Shopping Centers (3.9%)
Brixmor Property Group, Inc. REIT	10,810	139
Regency Centers Corp. REIT	142,120	6,522
Weingarten Realty Investors REIT	321,845	6,092
		12,753
Single Family Homes (3.0%)
American Homes 4 Rent, Class A REIT	93,379	2,512
Invitation Homes, Inc. REIT	263,847	7,264
		9,776
Specialty (1.0%)
Gaming and Leisure Properties, Inc. REIT	92,231	3,191
Total Common Stocks (Cost $288,933)		314,573
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $10,736)	10,736,365	10,736
Total Investments (99.4%) (Cost $299,669) (b)		325,309
Other Assets in Excess of Liabilities (0.6%)		1,852
Net Assets (100.0%)		$327,161

(a)  Non-income producing security.

(b)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $63,124,000 and the aggregate gross unrealized depreciation is approximately $37,484,000, resulting in net unrealized appreciation of approximately $25,640,000.

REIT  Real Estate Investment Trust.
The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Office	20.8%
Apartments	17.1
Other*	15.5
Industrial	11.2
Health Care	9.6
Regional Malls	7.7
Lodging/Resorts	7.0
Self Storage	6.1
Diversified	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $288,933)	$314,573
Investment in Security of Affiliated Issuer, at Value (Cost $10,736)	10,736
Total Investments in Securities, at Value (Cost $299,669)	325,309
Receivable for Fund Shares Sold	1,414
Dividends Receivable	1,108
Receivable from Affiliate	—	@
Other Assets	35
Total Assets	327,866
Liabilities:
Payable for Advisory Fees	394
Payable for Servicing Fees	115
Payable for Fund Shares Redeemed	59
Payable for Distribution Fees — Class II Shares	37
Payable for Professional Fees	33
Payable for Administration Fees	22
Payable for Custodian Fees	4
Payable for Transfer Agency Fees	3
Other Liabilities	38
Total Liabilities	705
NET ASSETS	$327,161
Net Assets Consist of:
Paid-in-Capital	$311,361
Total Distributable Earnings	15,800
Net Assets	$327,161
CLASS I:
Net Assets	$152,667
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,562,304 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.97
CLASS II:
Net Assets	$174,494
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,011,320 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.85

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$6,256
Dividends from Security of Affiliated Issuer (Note H)	12
Total Investment Income	6,268
Expenses:
Advisory Fees (Note B)	1,219
Servicing Fees (Note D)	252
Distribution Fees — Class II Shares (Note E)	231
Administration Fees (Note C)	139
Professional Fees	55
Shareholder Reporting Fees	21
Custodian Fees (Note G)	8
Transfer Agency Fees (Note F)	6
Directors' Fees and Expenses	6
Pricing Fees	2
Other Expenses	9
Total Expenses	1,948
Waiver of Advisory Fees (Note B)	(289)
Rebate from Morgan Stanley Affiliate (Note H)	(7)
Net Expenses	1,652
Net Investment Income	4,616
Realized Loss:
Investments Sold	(27,812)
Change in Unrealized Appreciation (Depreciation):
Investments	(90,046)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(117,858)
Net Decrease in Net Assets Resulting from Operations	$(113,242)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,616	$9,607
Net Realized Gain (Loss)	(27,812)	13,948
Net Change in Unrealized Appreciation (Depreciation)	(90,046)	49,796
Net Increase (Decrease) in Net Assets Resulting from Operations	(113,242)	73,351
Dividends and Distributions to Shareholders:
Class I	—	(11,305)
Class II	—	(12,425)
Total Dividends and Distributions to Shareholders	—	(23,730)
Capital Share Transactions:(1)
Class I:
Subscribed	20,162	15,265
Distributions Reinvested	—	11,305
Redeemed	(15,104)	(34,028)
Class II:
Subscribed	19,891	13,892
Distributions Reinvested	—	12,425
Redeemed	(13,266)	(43,241)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,683	(24,382)
Total Increase (Decrease) in Net Assets	(101,559)	25,239
Net Assets:
Beginning of Period	428,720	403,481
End of Period	$327,161	$428,720
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,293	703
Shares Issued on Distributions Reinvested	—	531
Shares Redeemed	(879)	(1,572)
Net Increase (Decrease) in Class I Shares Outstanding	414	(338)
Class II:
Shares Subscribed	1,299	642
Shares Issued on Distributions Reinvested	—	587
Shares Redeemed	(752)	(2,015)
Net Increase (Decrease) in Class II Shares Outstanding	547	(786)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$21.93		$19.52		$21.72		$21.39		$20.28		$20.13
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.25		0.51		0.51		0.45		0.35		0.30
Net Realized and Unrealized Gain (Loss)	(6.21)		3.15		(2.13)		0.20		1.04		0.12
Total from Investment Operations	(5.96)		3.66		(1.62)		0.65		1.39		0.42
Distributions from and/or in Excess of:
Net Investment Income	—		(0.42)		(0.58)		(0.32)		(0.28)		(0.27)
Net Realized Gain	—		(0.83)		—		—		—		—
Total Distributions	—		(1.25)		(0.58)		(0.32)		(0.28)		(0.27)
Net Asset Value, End of Period	$15.97		$21.93		$19.52		$21.72		$21.39		$20.28
Total Return(3)	(27.18	)%(9)	18.94%		(7.71)%		3.11%		6.81%		2.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$152,667		$200,635		$185,191		$228,487		$251,517		$191,188
Ratio of Expenses Before Expense Limitation	0.99	%(10)	0.97%		1.03%		1.07%		1.06%		1.07%
Ratio of Expenses After Expense Limitation	0.82	%(4)(10)	0.82	%(4)	0.86	%(4)(5)	0.92	%(4)(6)	0.97	%(4)(7)	1.00	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.00	%(4)
Ratio of Net Investment Income	2.78	%(4)(10)	2.36	%(4)	2.47	%(4)	2.13	%(4)	1.66	%(4)	2.36	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%		0.00	%(8)
Portfolio Turnover Rate	16	%(9)	20%		40%		44%		21%		26%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class I shares. Prior to July 1, 2018, the maximum ratio was 0.90% for Class I shares.

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.95% for Class I shares.

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2016, the maximum ratio was 1.00% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$21.80		$19.40		$21.59		$21.26		$20.16		$20.02
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.45		0.46		0.40		0.29		0.25
Net Realized and Unrealized Gain (Loss)	(6.17)		3.14		(2.13)		0.20		1.04		0.12
Total from Investment Operations	(5.95)		3.59		(1.67)		0.60		1.33		0.37
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.52)		(0.27)		(0.23)		(0.23)
Net Realized Gain	—		(0.83)		—		—		—		—
Total Distributions	—		(1.19)		(0.52)		(0.27)		(0.23)		(0.23)
Net Asset Value, End of Period	$15.85		$21.80		$19.40		$21.59		$21.26		$20.16
Total Return(3)	(27.29	)%(9)	18.68%		(7.97)%		2.87%		6.55%		1.92%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$174,494		$228,085		$218,290		$283,481		$298,254		$281,056
Ratio of Expenses Before Expense Limitation	1.24	%(10)	1.22%		1.28%		1.32%		1.31%		1.35%
Ratio of Expenses After Expense Limitation	1.07	%(4)(10)	1.07	%(4)	1.11	%(4)(5)	1.17	%(4)(6)	1.22	%(4)(7)	1.25	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.25	%(4)
Ratio of Net Investment Income	2.53	%(4)(10)	2.11	%(4)	2.22	%(4)	1.88	%(4)	1.41	%(4)	2.11	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%		0.00	%(8)
Portfolio Turnover Rate	16	%(9)	20%		40%		44%		21%		26%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.07% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.15% for Class II shares.

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.20% for Class II shares.

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class II shares. Prior to July 1, 2016, the maximum ratio was 1.25% for Class II shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$55,679	$—	$—	$55,679
Data Centers	13,364	—	—	13,364
Diversified	16,154	—	—	16,154
Health Care	31,138	—	—	31,138
Industrial	36,369	—	—	36,369
Lodging/Resorts	22,787	—	—	22,787
Manufactured Homes	790	—	—	790
Office	67,712	—	—	67,712
Regional Malls	25,121	—	—	25,121
Self Storage	19,739	—	—	19,739
Shopping Centers	12,753	—	—	12,753
Single Family Homes	9,776	—	—	9,776
Specialty	3,191	—	—	3,191
Total Common Stocks	314,573	—	—	314,573
Short-Term Investment
Investment Company	10,736	—	—	10,736
Total Assets	$325,309	$—	$—	$325,309

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.53% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82% for Class I shares and 1.07% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $289,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

than long-term U.S. Government securities and short-term investments were approximately $66,500,000 and $55,084,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,416	$37,608	$31,288	$12
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$10,736

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$8,744	$14,986	$12,078	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and an adjustment to prior period distributable earnings,

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Notes to Financial Statements (cont'd)

resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(1,906)	$1,906

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9,338	$9,683

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.4%.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2020 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
3174295 EXP. 08.31.21

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 13, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 13, 2020

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 13, 2020